9601 Blackwell Road
 Suite 500
Rockville, MD 20850
800.820.0888
www.rydexfunds.com

THE RYDEX SERIES FUNDS

     Benchmark Funds
Annual Report

March 31, 2003

Nova Fund
Ursa Fund
OTC Fund
Arktos Fund
Medius Fund
Mekros Fund
U.S. Government Bond Fund
Juno Fund
Large–Cap Europe Fund
Large–Cap Japan Fund
U.S. Government Money Market Fund
Nova Master Portfolio
Ursa Master Portfolio
Arktos Master Portfolio
Juno Master Portfolio

RBFA-2-3/03

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not intended for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

ANNUAL REPORT 1

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN	2

PERFORMANCE REPORTS	3

BENCHMARK FUNDS

SCHEDULES OF INVESTMENTS	14

STATEMENTS OF ASSETS AND LIABILITIES	42

STATEMENTS OF OPERATIONS	46

STATEMENTS OF CHANGES IN NET ASSETS	50

FINANCIAL HIGHLIGHTS	56

BENCHMARK PORTFOLIOS

SCHEDULES OF INVESTMENTS	93

STATEMENTS OF ASSETS AND LIABILITIES	104

STATEMENTS OF OPERATIONS	106

STATEMENTS OF CHANGES IN NET ASSETS	108

FINANCIAL HIGHLIGHTS	110

NOTES TO FINANCIAL STATEMENTS	114

INDEPENDENT AUDITORS’ REPORT	135

UNAUDITED TAX INFORMATION	136

UNAUDITED INFORMATION ON BOARD OF TRUSTEES	138

DEAR SHAREHOLDER:

The year ended March 31, 2003 was characterized by progressively worsening tension between the U.S. and Iraq and a growing obsession with the possibility of war. Indeed, U.S. troops invaded Iraq during the third week of March 2003, the final days of the period covered by this report.

The market had good reason to be nervous about this war, whose length, economic cost and political consequences were impossible to predict.The financial markets seemed particularly jittery when concerns were expressed that the fighting might expand into neighboring countries, or that Saddam Hussein would set fire to his own oilfields. In the face of this paralyzing uncertainty, the stock markets added a third year to their losing streak.The bellwether S&P 500®Index was down 24.76% for the period, with the technology-heavy Nasdaq 100 Index®down 29.89%. A rally of several weeks in October and early November provided the only real respite from the relentless downward trend.

The Rydex inverse equity funds prospered in the face of such a trend. Ursa Fund, which takes an inverse position to the S&P 500, rewarded investors with a total return of 25.65% in the Investor Class, while Arktos Fund Investor Class, which takes an inverse position to the Nasdaq 100, returned 20.36%.

Returns were unanimously negative among the Rydex sector funds, with technology-related sectors faring the worst. Our gold-heavy Precious Metals Fund Investor Class held its loss to a mere 4.01% for the year, and there were many periods during the year when rising gold prices created opportunity for investors.

Fixed-income investments were the place to be this year as interest rates continued their long decline. Rydex U.S. Government Bond Fund Investor Class, which takes a leveraged position in the long Treasury bond, returned 24.93%.With the possibility of a reversal in interest rate trends on the horizon, many investors are showing an interest in Rydex Juno Fund, which is designed to prosper during periods of rising rates.

There are signs that the coming year will be much better. Saddam Hussein’s government was toppled in short order, and while the complex task of rebuilding Iraq lies ahead, most pundits believe that the worst risks are behind us. Although economic recovery has failed to materialize, consumer confidence, employment and GDP numbers have by no means collapsed during this difficult period. Most importantly, the stock market, often seen as a leading indicator of economic growth, rallied robustly in April 2003.

Sincerely,

Albert P. (“Skip”) Viragh, Jr.
Chairman of the Board

ANNUAL REPORT 3

NOVA FUND

OBJECTIVE:To provide investment returns that correspond to 150% of the daily performance of the S&P 500 Index.

Inception: July 12, 1993

For the third year in a row, the S&P 500 Index declined sharply as accounting and research scandals, a stumbling economy, increasing unemployment and global uncertainty fueled investor uneasiness.The S&P 500 fell throughout the year with two significant declines in July and October, establishing a new low on October 9.The index managed to rally in mid-March as uncertainty surrounding the war in Iraq dissipated.While the S&P 500 returned –24.76% for the period, Rydex Nova Fund Investor Class returned –39.20%.

Cumulative Fund Performance: July 12, 1993 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			ADVISOR CLASS		C CLASS
	(7/12/93)			(10/15/98)		(3/14/01)

	ONE	FIVE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

NOVA FUND	–39.20%	-11.89%	6.01%	–39.59%	–11.70%	–39.87%	–24.55%
S&P 500 INDEX	–24.76%	–3.77%	8.76%	–24.76%	–3.30%	–24.76%	–13.10%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structure.

URSA FUND

OBJECTIVE:To provide investment returns that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Inception: January 7, 1994

Investors hedging against the S&P 500 during the past year were rewarded handsomely as the broad market index declined sharply for a third year in a row. Corporate scandals, a weak economy and the uncertain geopolitical environment weighed down U.S. equity markets.While the S&P 500 Index returned –24.76% for the 12 month period ending March 31, 2003, Rydex Ursa Fund flourished, returning 25.65% (Investor Class).

Cumulative Fund Performance: January 7, 1994 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			ADVISOR CLASS		C CLASS
	(1/7/94)			(8/5/98)		(3/15/01)

	ONE	FIVE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

NOVA FUND	25.65%	6.21%	–3.86%	24.95%	5.31%	24.35%	11.79%
S&P 500 INDEX	–24.76%	–3.77%	8.55%	–24.76%	–3.76%	–24.76%	–13.37%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P 500 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structure.

ANNUAL REPORT 5

OTC FUND

OBJECTIVE:To provide investment returns that correspond to the performance of the Nasdaq 100 Index.

Inception: February 14, 1994

An impressive rally in the fourth quarter of 2002 was not enough to reverse earlier losses, leaving the Nasdaq 100 Index in the red for the third year in a row.While consumer spending mitigated the damage in many segments of the broader market, the technology-laden Rydex OTC Fund suffered as a result of sagging capital expenditures. For the year, the Nasdaq 100 finished with a loss of 29.89%. At the same time, Rydex OTC Fund Investor Class lost 30.91%.

Cumulative Fund Performance: February 14, 1994 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			ADVISOR CLASS		C CLASS
	(2/14/94)			(9/22/98)		(3/26/01)

	ONE	FIVE	SINCE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION	YEAR	INCEPTION

OTC FUND	–30.91%	–4.87%	9.89%	–31.29%	–7.90%	–31.61%	–24.09%
NASDAQ 100 INDEX	–29.89%	–3.55%	10.64%	–29.89%	–5.83%	–29.89%	–21.93%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for Advisor Class shares and C Class shares will vary due to differences in fee structure.

ARKTOS FUND

OBJECTIVE:To provide investment returns that correspond to the inverse (opposite) of the Nasdaq 100 Index.

Inception: September 3, 1998

With the Nasdaq 100 Index down for a third year in a row, Rydex Arktos Fund was able to profit handsomely.Throughout the year, earnings warnings and bleak forecasts of future corporate spending propelled the tech-heavy benchmark down to levels not seen in years. A listless economy, corporate scandals and the threat of war all contributed to the market’s decline, which translated into a return of 20.39% for Rydex Arktos Fund Investor Class.

Cumulative Fund Performance: September 3, 1998 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS		C CLASS
	(9/3/98)		(3/7/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

ARKTOS FUND	–20.39%	–13.11%	19.02%	14.23%
NASDAQ 100 INDEX	–29.89%	–3.68%	–29.89%	–27.80%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The Nasdaq 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for C Class shares will vary due to differences in fee structure.

ANNUAL REPORT 7

MEDIUS FUND

OBJECTIVE:To provide investment returns that correspond to the performance of the S&P MidCap 400 Index.

Inception: August 16, 2001

The S&P MidCap 400 Index, the benchmark for mid-ranged capitalization of the U.S. stock market, lost 23.45% for the period. In comparison, this capitalization segment outperformed both large- and small-cap stocks (as represented by the S&P 500 and Russell 2000 indices respectively).The S&P MidCap 400 Index also bettered the results of the Dow Jones Industrial Average. Over the course of this period mid-cap stocks have held their ground versus large-cap and small-cap indices. Rydex Medius Fund H Class returned –38.11% for the same period.

Cumulative Fund Performance: August 16, 2001 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	H CLASS		C CLASS
	(8/16/01)		(8/20/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

MEDIUS FUND	–38.11%	–23.64%	–38.65%	–23.44%
S&P MIDCAP 400 INDEX	–23.45%	–10.92%	–23.45%	–10.33%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The S&P MidCap 400 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structure.

MEKROS FUND

OBJECTIVE:To provide investment returns that correspond to the performance of the Russell 2000 Index.

Inception: November 1, 2000

Despite a strong showing in the fourth quarter of 2002, the Russell 2000 Index—a popular benchmark for small-cap stocks—declined sharply for a third straight year. Adding insult to injury, small-cap stocks also underperformed large-cap stocks for the year. A weak economic outlook,Wall Street scandals and the threat of war in the Middle East fueled investor uneasiness, causing most rallies to be met with selling pressure. For the year ended March 31, 2003, the Russell 2000 Index returned –26.96%, and Rydex Mekros Fund H Class returned –42.63%.

Cumulative Fund Performance: November 1, 2000 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	H CLASS		C CLASS
	(11/1/00)		(1/23/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

MEKROS FUND	–42.63%	–23.83%	–43.12%	–25.46%
RUSSELL 2000 INDEX	–26.96%	–10.66%	–26.96%	–12.38%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The Russell 2000 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structure.

ANNUAL REPORT 9

U.S. GOVERNMENT BOND FUND

OBJECTIVE:To provide investment returns that correspond to 120% of the daily performance of the current Long U.S.Treasury Bond.

Inception: January 3, 1994

U.S. Treasuries saw a very strong year in 2002, as investors continued their flight to the quality and safety of government debt amid a sluggish economy and the third year of declines in equity benchmark indices. Geopolitical uncertainty, a weak economy and corporate scandals lent support to U.S. government bond prices. At the same time, increased volatility was introduced, as the Treasury Department issued more than $500 billion of debt to fund a growing budget deficit. On November 6, the Fed Funds rate was cut from 1.75% to 1.25%. Expectations for additional central bank easing kept interest rates low as well. For the period, Rydex U.S. Government Bond Fund Investor Class returned 24.93%.

Cumulative Fund Performance: January 3, 1994 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			C CLASS
	(1/3/94)			(5/2/01)

	ONE	FIVE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION

U.S. GOVERNMENT BOND FUND	24.93%	6.30%	5.64%	23.93%	11.77%
PRICE MOVEMENT OF LONG TREASURY BOND	15.48%	1.70%	0.82%	15.48%	7.00%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for C Class shares will vary due to differences in fee structure.

JUNO FUND

OBJECTIVE:To provide investment returns that correspond to the inverse (opposite) of the daily performance of the current Long U.S.Treasury Bond.

Inception: March 3, 1995

Investors, seeking the relative safety of bonds, continued to drive prices up and interest rates down.The Treasury Department issued more than $500 billion of debt throughout the year to fund a growing budget deficit and on November 6, the Fed Funds rate was cut from 1.75% to 1.25%. For the period, Rydex Juno Fund Investor Class fell 19.53%.

Cumulative Fund Performance: March 3, 1995 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03

	INVESTOR CLASS			C CLASS
	(3/3/95)			(3/28/01)

	ONE	FIVE	SINCE	ONE	SINCE
	YEAR	YEAR	INCEPTION	YEAR	INCEPTION

JUNO FUND	–19.53%	–3.79%	–3.94%	–20.13%	–9.71%
PRICE MOVEMENT OF LONG TREASURY BOND	15.48%	1.70%	2.97%	15.48%	4.80%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The price movement of the Long Treasury Bond represents a cumulative percentage change in its closing price. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graph is based on Investor Class shares only; performance for C Class shares will vary due to differences in fee structure.

ANNUAL REPORT 11

LARGE - CAP EUROPE FUND

OBJECTIVE:To provide investment returns that correlate to the performance of the Dow Jones Stoxx 50 Index.

Inception: May 8, 2000

European equity markets fell significantly during the past year as corporate scandals that plagued the U.S. emerged across the Atlantic.Though equity markets declined, the Euro made a steady ascent against the U.S. dollar. According to a recent report from PriceWaterhouseCoopers, European economic growth is expected to recover only gradually from 0.7% in 2002 to around 1.5% in 2003 as the world economy revives. Inflation is likely to fall below 2% by the end of 2003, allowing the ECB to keep rates at current low levels during 2003; a further cut is possible if growth is disappointing. Other issues facing member countries of the European Union are labor mobility and pension reform, both key issues for future growth.

Cumulative Fund Performance: May 8, 2000 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03
		H CLASS		C CLASS
		(5/8/00)		(5/10/01)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

LARGE-CAP EUROPE FUND	–35.42%	–27.43%	–36.01%	–29.95%
DOW JONES STOXX 50 INDEX	–34.78%	–20.91%	–34.78%	–23.20%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The Dow Jones Stoxx 50 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structure.

LARGE - CAP JAPAN FUND

OBJECTIVE:To provide investment returns that correlate to the performance of the Topix 100 Index.

Inception: May 8, 2000

Japanese equity markets, reflecting a weak economy, deflation and global uncertainty, declined throughout the year in lock step with U.S. markets. Consumer prices have been falling for the past three years, and in an attempt to stem this deflation, the Bank of Japan announced measures to loosen monetary policy.The Bank of Japan will have an uphill battle as many debt-laden banks are preventing capital from being effectively allocated in the economy. On a positive note, the Japanese car industry appears robust.Toyota posted solid profits of the first half of 2002 and Nissan and Honda Motors also posted significant sales increases in the first half in the U.S., albeit assisted by the weaker yen against the dollar. Investors will remain cautious as long as so much uncertainty remains in the Japanese economy and apparent indecision exists among the key decision makers in the government.

Cumulative Fund Performance: May 8, 2000 – March 31, 2003

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 3/31/03
		H CLASS		C CLASS
		(5/8/00)		(3/1/02)

	ONE	SINCE	ONE	SINCE
	YEAR	INCEPTION	YEAR	INCEPTION

LARGE-CAP JAPAN FUND	–30.14%	–37.70%	–30.40%	–24.37%
TOPIX 100 INDEX	–40.83%	–29.89%	–40.83%	–17.04%

The returns presented above do not reflect the effect of taxes. Past performance is no guarantee of future results.The Topix 100 Index is an unmanaged stock index and, unlike the fund, has no management fees or other operating expenses to reduce its reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains.The graph is based on H Class shares only; performance for C Class shares will vary due to differences in fee structure.

ANNUAL REPORT 13

U.S. GOVERNMENT MONEY MARKET FUND

OBJECTIVE:To provide security of principal, high current income and liquidity by investing in securities issued by the U.S. Government and U.S. Government agencies.

Inception: December 1, 1993

During the one-year period ended March 31, 2003, short-term interest rates held steady until November 6, 2002, when the Federal Reserve cut the federal funds rate from 1.75% to 1.25%. As a result, yields on money market funds dropped to levels not seen since the early 1960s.Throughout this period of market volatility and economic and geopolitical uncertainty, the fund continued to provide investors safety of principle, liquidity of assets and a stable net asset value. At year-end, the fund reported the following returns:

INVESTOR CLASS	ADVISOR CLASS	C CLASS	INSTITUTIONAL CLASS

0.71%	0.27%	0.08%	0.63%

OTC FUND

SCHEDULEOF INVESTMENTS	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 92.5%
INFORMATION TECHNOLOGY 52.1%
Software 20.4%
Microsoft Corp.†	2,931,770	$70,978,152
Oracle Corp.*†	1,853,680	20,110,574
Electronic Arts, Inc.*†	154,000	9,030,560
Intuit, Inc.*†	203,199	7,559,003
Veritas Software
Corp.*†	392,000	6,891,360
Symantec Corp.*†	137,300	5,379,414
Adobe Systems, Inc.†	173,400	5,345,922
Peoplesoft, Inc.*†	305,400	4,672,620
BEA Systems, Inc.*†	337,000	3,434,030
Citrix Systems, Inc.*†	226,500	2,980,740
Check Point Software
Technologies,
Ltd.*†	140,300	2,030,141
Mercury Interactive
Corp.*†	63,100	1,872,808
Siebel Systems, Inc.*†	230,000	1,842,300
Compuware Corp.*	310,200	1,051,578

Total Software		143,179,202

Semiconductor Equipment
& Products 14.4%
Intel Corp	1,956,780	31,856,379
Maxim Integrated
Products†	384,800	13,898,976
Linear Technology
Corp.†	332,500	10,264,275
Applied Materials,
Inc.*†	701,790	8,828,518
Xilinx, Inc.*	359,800	8,422,918
Kla - Tencor Corp.*†	184,700	6,638,487
Altera Corp.*	486,991	6,593,858
Novellus Systems,
Inc.*†	137,600	3,752,352
QLogic Corp.*†	90,700	3,368,598
Microchip Technology,
Inc.†	151,500	3,014,850
Nvidia Corp.*†	160,700	2,064,995
Broadcom Corp.*†	129,200	1,595,620

		MARKET
		VALUE
	SHARES	(NOTE 1)

RF Micro Devices,
Inc.*†	104,400	$629,428

Total Semiconductor
Equipment & Products		100,929,254

Communications Equipment 9.6%
Qualcomm, Inc.†	809,890	29,204,634
Cisco Systems, Inc.*†	2,160,280	28,040,434
JDS Uniphase Corp.*	704,790	2,008,652
Brocade
Communications
Systems, Inc.*†	354,900	1,731,912
CIENA Corp.*	355,500	1,553,535
Tellabs, Inc.*†	255,900	1,481,661
Juniper Networks,
Inc.*†	168,500	1,376,645
ADC
Telecommunications,
Inc.*	601,790	1,239,687
Telefonaktiebolaget LM
Ericsson SP ADR*	147,100	935,556

Total Communications
Equipment		67,572,716

Computers & Peripherals 4.8%
Dell Computer
Corp.*†	800,091	21,850,485
Apple Computer,
Inc.*	415,700	5,877,998
Network Appliance,
Inc.*†	319,100	3,570,729
Sun Microsystems,
Inc.*	870,190	2,836,820

Total Computers
& Peripherals		34,136,032

Internet Software & Services 1.8%
Yahoo, Inc.*†	443,000	10,640,860
VeriSign, Inc.*†	229,000	2,001,460

Total Internet Software
& Services		12,642,320

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003—See Note 10.
ADR—American Depository Receipt
See Notes to Financial Statements.

ANNUAL REPORT 15

OTC FUND

SCHEDULEOF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Electronic Equipment
& Instruments 1.1%
Flextronics International,
Ltd.*†	583,600	$5,088,992
Sanmina-SCI Corp.*	602,490	2,434,059

Total Electronic Equipment
& Instruments		7,523,051

Total Information
Technology		365,982,575

CONSUMER DISCRETIONARY 15.7%
Media 5.1%
Comcast Corp.
—Class A*†	778,189	22,248,423
Echostar
Communications
Corp.*†	201,900	5,830,872
PanAmSat Corp.*†	186,000	2,626,320
Pixar, Inc.*†	38,200	2,065,856
Lamar Advertising
Co.*	69,600	2,042,760
TMP Worldwide,
Inc.*†	106,000	1,137,380

Total Media		35,951,611

Internet & Catalog Retail 4.4%
eBay, Inc.*†	178,000	15,181,620
USA Interactive*†	405,800	10,871,382
Amazon.Com, Inc.*†	176,200	4,586,486

Total Internet
& Catalog Retail		30,639,488

Specialty Retail 3.2%
Bed Bath & Beyond,
Inc.*†	321,199	11,094,214
Staples, Inc.*†	261,000	4,784,130
CDW Computer
Centers, Inc.*†	71,999	2,937,559
Ross Stores, Inc	64,100	2,317,215
Petsmart, Inc.*†	106,897	1,346,902

Total Specialty Retail		22,480,020

		MARKET
		VALUE
	SHARES	(NOTE 1)

Hotels Restaurants & Leisure 1.6%
Starbucks Corp.*†	444,000	$11,437,440

Total Hotels Restaurants
& Leisure		11,437,440

Multiline Retail 1.2%
Costco Wholesale
Corp.*†	207,099	6,219,183
Dollar Tree Stores,
Inc.*	95,600	1,902,440

Total Multiline Retail		8,121,623

Auto Components 0.2%
Gentex Corp.*†	62,597	1,592,468

Total Auto Components		1,592,468

Total Consumer
Discretionary		$110,222,650

HEALTH CARE 14.7%
Biotechnology 10.6%
Amgen, Inc.*†	488,992	28,141,490
Chiron Corp.*†	215,600	8,085,000
Genzyme Corp.—
General Division*†	221,800	8,084,610
Medimmune, Inc.*†	220,500	7,239,015
Gilead Sciences, Inc.*†	156,200	6,558,838
Idec Pharmaceuticals
Corp.*†	137,900	4,718,938
Biogen, Inc.*†	152,600	4,571,896
Millennium
Pharmaceuticals,
Inc.*†	269,900	2,121,414
Cephalon, Inc.*†	39,300	1,569,642
Invitrogen Corp.*	37,500	1,148,625
Human Genome
Sciences, Inc.*	117,500	1,004,625
ICOS Corp.*†	52,500	982,275

Total Biotechnology		74,226,368

Health Care Providers & Services 1.7%
Express Scripts, Inc.*†	57,200	3,184,896
Lincare Holdings,
Inc.*†	85,100	2,611,719
Patterson Dental Co.*†	51,900	2,383,767
First Health Group
Corp.*†	90,800	2,309,952

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003—See Note 10.
See Notes to Financial Statements.

OTC FUND

SCHEDULEOF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Henry Schein, Inc.*	34,200	$1,542,420

Total Health Care Providers
& Services		12,032,754

Health Care Equipment & Supplies 1.5%
Biomet, Inc.†	286,500	8,781,225
Dentsply International,
Inc.†	60,799	2,115,197

Total Health Care Equipment
& Supplies		10,896,422

Pharmaceuticals 0.9%
Teva Pharmaceutical
Industries†	155,300	6,468,245

Total Pharmaceuticals		6,468,245

Total Health Care		103,623,789

INDUSTRIALS 6.2%
Commercial Services & Supplies 3.8%
Paychex, Inc.†	296,800	8,153,096
Apollo Group, Inc.*†	138,900	6,931,110
Fiserv, Inc.*†	199,500	6,280,260
Cintas Corp.†	169,600	5,579,840

Total Commercial Services
& Supplies		26,944,306

Machinery 0.8%
Paccar, Inc.†	106,200	5,338,674

Total Machinery		5,338,674

Air Freight & Couriers 0.7%
Expeditors International
Washington, Inc.†.	76,495	2,749,995
C.H. Robinson
Worldwide, Inc	62,100	2,030,670

Total Air Freight & Couriers		4,780,665

Electrical Equipment 0.4%
Molex, Inc	144,000	3,093,120

Total Electrical Equipment		3,093,120

Airlines 0.3%
RyanAir Holdings PLC
ADR*†	48,700	2,019,589

Total Airlines		2,019,589

		MARKET
		VALUE
	SHARES	(NOTE 1)

Trading Companies & Distributors 0.2%
Fastenal Co.†	60,898	$1,716,715

Total Trading Companies
& Distributors		1,716,715

Total Industrials		43,893,069

TELECOMMUNICATION SERVICES 2.1%
Wireless Telecommunication
Services 1.9%
Nextel Communications,
Inc.*†	964,690	12,917,199

Total Wireless
Telecommunication
Services		12,917,199

Diversified
Telecommunication
Services 0.2%
Comverse Technology,
Inc.*	142,700	1,613,937

Total Diversified
Telecommunication
Services		1,613,937

Total Telecommunication
Services		14,531,136

MATERIALS 0.7%
Containers & Packaging 0.4%
Smurfit-Stone Container
Corp.*†	192,900	2,576,951

Total Containers
& Packaging		2,576,951

Chemicals 0.3%
Sigma-Aldrich Corp.†	54,200	2,411,359

Total Chemicals		2,411,359

Total Materials		4,988,310

CONSUMER STAPLES 0.4%
Food & Drug Retailing 0.4%
Whole Foods Market,
Inc.*†	46,000	2,559,441

Total Food & Drug Retailing		2,559,441

Total Consumer Staples		2,559,441

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003—See Note 10
ADR—American Depository Receipt
See Notes to Financial Statements.

ANNUAL REPORT 17

OTC FUND

SCHEDULEOF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

UTILITIES 0.3%
Electric Utilities 0.3%
American Power Conversion*†	156,600	$2,229,984

Total Electric Utilities		2,229,984

Total Utilities		2,229,984

ENERGY 0.3%
Energy Equipment & Services 0.3%
Patterson-UTI Energy, Inc.*†	65,200	2,109,872

Total Energy Equipment & Services		2,109,872

Total Energy		2,109,872

Total Common Stocks(Cost $504,962,917)		650,140,826

	FACE
	AMOUNT

REPURCHASE AGREEMENTS 7.5%
Repurchase Agreement (Note 4)
1.29% due 04/01/03	$17,446,812	17,446,812
1.25% due 04/01/03	17,446,812	17,446,812
1.20% due 04/01/03	17,446,812	17,446,812

Total Repurchase Agreements
(Cost $52,340,436)		52,340,436

Total Investments 100%
(Cost $557,303,353)		$702,481,262

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contracts $56,107,800)	549	$(1,347,845)

*	Non-Income Producing Securities
†	All or a portion of this security is on loan at March 31, 2003—See Note 10.
See Notes to Financial Statements.

MEDIUS FUND

SCHEDULEOF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 80.0%
FINANCIALS 15.5%

Banks 8.6%
National Commerce
Financial Corp	7,411	$175,641
Sovereign Bancorp, Inc. .	11,042	152,932
NewYork Community
Bancorp, Inc	4,820	143,636
Commerce Bancorp,
Inc./NJ	3,215	127,764
Hibernia Corp	7,334	124,385
Greenpoint Financial
Corp	2,603	116,640
Provident Financial
Group, Inc	4,309	91,480
Investors Financial
Services Corp	3,711	90,363
M & T Bank Corp	1,115	87,617
Greater Bay Bancorp	5,910	84,513
City National Corp	1,908	83,837
Compass Bancshares, Inc.	2,612	81,677
Banknorth Group, Inc	2,500	54,525
Associated Banc-Corp	1,515	48,980
Roslyn Bancorp, Inc	2,420	43,512
The Colonial Bancgroup,
Inc	2,394	26,932
TCF Financial Corp	306	12,252
Independence Community
Bank Corp	2	53

Total Banks		1,546,739

Insurance 3.9%
Fidelity National Financial,
Inc	4,112	140,425
Protective Life Corp	4,115	117,483
American Financial Group,
Inc	4,519	89,702
Radian Group, Inc	2,117	70,666
MONY Group, Inc	3,220	67,298
The PMI Group, Inc	2,117	54,089
Old Republic International
Corp	2,019	54,008
Everest Re Group, Ltd. .	904	51,718

		MARKET
		VALUE
	SHARES	(NOTE 1)

Brown & Brown, Inc	1,000	$31,310
Unitrin, Inc	1,300	30,121

Total Insurance		706,820

Diversified Financials 1.8%
Legg Mason, Inc	2,819	137,398
LaBranche & Co., Inc	3,706	68,116
SEI Investments Co	2,414	63,247
Neuberger Berman, Inc.	1,412	39,861
Eaton Vance Corp	803	21,464
Investment Technology
Group, Inc.*	208	2,906
A.G. Edwards, Inc	4	104

Total Diversified Financials		333,096

Real Estate 1.2%
New Plan Excel Realty
Trust	5,710	111,859
Liberty Property Trust	2,620	82,006
Hospitality Properties
Trust	900	27,495

Total Real Estate		221,360

Total Financials		2,808,015

CONSUMER DISCRETIONARY 13.0%

Media 3.9%
Westwood One, Inc.*	4,516	141,080
Washington Post Co	205	139,679
Belo Corp. Com Ser A	6,019	121,945
Media General, Inc	1,907	93,901
Entercom Communications
Corp.*	1,517	66,611
Harte-Hanks, Inc	3,114	59,477
Emmis Communications
Corp.—Class A*	3,303	55,755
The Reader’s Digest
Association, Inc	3,010	30,732
Hispanic Broadcasting
Corp.*	4	83

Total Media		709,263

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 19

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Specialty Retail 2.6%
CDW Computer Centers,
Inc.*	2,805	$114,444
Ross Stores, Inc	2,403	86,868
Chico’s FAS, Inc.*	4,320	86,400
Petsmart, Inc.*	4,412	55,591
Abercrombie & Fitch Co.*	1,700	51,051
Claire’s Stores, Inc	2,118	50,006
Copart, Inc.*	2,110	16,205
Williams-Sonoma, Inc.*	100	2,180
Payless Shoesource, Inc.*	12	188

Total Specialty Retail		462,933

Hotels Restaurants & Leisure 1.8%
Brinker International,
Inc.*	4,615	140,758
Park Place Entertainment
Corp.*	6,922	49,285
CBRL Group, Inc	1,700	46,665
Six Flags, Inc.*	8,120	45,472
International Speedway
Corp.—Class A	399	15,984
GTECH Holdings Corp.*	305	9,961
The Cheesecake Factory*	297	9,584
Krispy Kreme Doughnuts,
Inc.*	201	6,806
Papa John’s International,
Inc.*	3	75
Outback Steakhouse, Inc.	1	35

Total Hotels Restaurants
& Leisure		324,625

Auto Components 1.7%
Gentex Corp.*	4,115	104,686
Borg Warner Automotive,
Inc	2,011	96,206
Bandag, Inc	1,806	57,593
Superior Industries
International	1,098	40,000
Modine Manufacturing
Co	2	30

Total Auto Components		298,515

		MARKET
		VALUE
	SHARES	(NOTE 1)

Household Durables 1.5%
Mohawk Industries, Inc.*	2,505	$120,090
D.R. Horton, Inc	4,220	81,024
Furniture Brands
International, Inc.*	3,003	58,738
Blyth Industries, Inc	500	12,715

Total Household Durables		272,567

Multiline Retail 0.6%
Dollar Tree Stores, Inc.*	3,610	71,839
99 Cents Only Stores*	1,700	43,350

Total Multiline Retail		115,189

Leisure Equipment & Products 0.5%
Callaway Golf Co	8,120	96,466

Total Leisure Equipment
& Products		96,466

Textiles & Apparel 0.4%
Coach, Inc.*	1,008	38,637
Unifi, Inc.*	7,019	33,761
Timberland Co.—Class A*	2	84

Total Textiles & Apparel		72,482

Total Consumer
Discretionary		2,352,040

HEALTH CARE 10.9%

Health Care Providers & Services 5.4%
Patterson Dental Co.*	3,020	138,709
Universal Health Services,
Inc.—Class B*	3,208	130,790
Express Scripts, Inc.*	2,010	111,917
First Health Group
Corp.*	4,018	102,218
Pacificare Health Systems
—Class A*	3,418	82,511
AdvancePCS*	2,401	68,044
Covance, Inc.*	2,803	64,805
Health Net, Inc.*	2,202	58,948
Lincare Holdings, Inc.* .	1,715	52,633
Triad Hospitals, Inc.*	1,707	45,918
Lifepoint Hospitals, Inc.*	1,800	45,198
Omnicare, Inc	1,501	40,842

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Henry Schein, Inc.*		500	$22,550
Oxford Health Plans*		600	18,216

Total Health Care Providers
& Services			983,299

Health Care Equipment & Supplies 2.2%
Varian Medical Systems,
Inc.*		2,920	157,476
Beckman Coulter, Inc		2,409	81,978
Visx, Inc.*		5,525	58,565
Dentsply International,
Inc		1,501	52,220
Cytyc Corp.*		2,310	30,145
Apogent Technologies,
Inc.*		1,505	21,943
Hillenbrand Industries,
Inc		3	153
Steris Corp.*		5	131

Total Health Care Equipment
& Supplies			402,611

Biotechnology 1.8%
Idec Pharmaceuticals
Corp.*		5,721	195,772
Gilead Sciences, Inc.*		2,103	88,305
Incyte Genomics, Inc.*	.	5,610	16,774
Charles River Laboratories
International, Inc.*		615	15,695
Millennium
Pharmaceuticals, Inc.*		1,600	12,576

Total Biotechnology			329,122

Pharmaceuticals 1.5%
SICOR, Inc.*		7,134	119,138
Perrigo Corp		7,830	93,021
Mylan Laboratories		1,507	43,326
Sepracor, Inc.*		404	5,474

Total Pharmaceuticals			260,959

Total Health Care			1,975,991

INDUSTRIALS 10.5%

Commercial Services & Supplies 4.4%
Manpower, Inc		4,120	123,106

		MARKET
		VALUE
	SHARES	(NOTE 1)

Viad Corp	5,424	$116,291
DST Systems, Inc.*	3,819	103,877
Kelly Services, Inc	4,394	94,559
Herman Miller, Inc	5,810	93,541
Republic Services, Inc.*	4,216	83,645
Pittston Company Brinks
Group	6,023	83,479
BISYS Group, Inc.*	2,400	39,168
Hon Industries	1,099	31,321
ChoicePoint, Inc.*	899	30,476
Education Management
Corp.*	3	119
Korn/Ferry
International*	4	26

Total Commercial Services
& Supplies		799,608

Air Freight & Couriers 1.9%
Airborne, Inc	6,310	123,739
CNF, Inc	3,519	107,154
EGL, Inc.*	4,194	62,323
JB Hunt Transport Services,
Inc.*	1,609	43,314
Expeditors International
Washington, Inc	100	3,595

Total Air Freight & Couriers		340,125

Machinery 1.6%
SPX Corp.*	2,807	95,887
Kennametal, Inc	3,218	90,522
Pentair, Inc	1,306	46,167
Harsco Corp	1,099	33,509
Flowserve Corp.*	1,294	15,075
Agco Corp.*	800	12,880
Trinity Industries, Inc	200	3,444
Donaldson Company,
Inc	1	37

Total Machinery		297,521

Aerospace & Defense 0.8%
L-3 Communications
Holdings, Inc.*	2,807	112,757
Precision Castparts Corp.	1,218	29,025

Total Aerospace & Defense		141,782

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 21

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Electrical Equipment 0.6%
Hubbell, Inc.—Cl B	3,594	$112,492

Total Electrical Equipment		112,492

Building Products 0.5%
York International Corp.	4,318	90,678

Total Building Products		90,678

Construction & Engineering 0.3%
Granite Construction	3,120	48,984

Total Construction
& Engineering		48,984

Industrial Conglomerates 0.3%
Carlisle Cos., Inc	905	36,644
Teleflex, Inc	302	10,781

Total Industrial Conglomerates		47,425

Airlines 0.1%
Alaska Air Group, Inc.*	1,610	25,212

Total Airlines		25,212

Road & Rail 0.0%
Swift Transportation Co.,
Inc.*	4	64
GATX Corp	4	58

Total Road & Rail		122

Total Industrials		1,903,949

INFORMATION TECHNOLOGY 9.1%

Semiconductor Equipment
& Products 1.7%
Cree, Inc.*	5,510	102,045
Microchip Technology,
Inc	5,113	101,749
Fairchild Semiconductor
International, Inc.*	2,200	23,012
Atmel Corp.*	13,048	20,877
Cabot Microelectronics
Corp.*	495	20,726
RF Micro Devices, Inc.*	3,410	20,559
Cirrus Logic, Inc.*	8,920	17,929
Lattice Semiconductor
Corp.*	1,005	7,578

		MARKET
		VALUE
	SHARES	(NOTE 1)

Lam Research Corp.*	202	$2,301
Cypress Semiconductor
Corp.*	100	690
International Rectifier
Corp.*	4	79
Semtech Corp.*	2	30
Integrated Device
Technology, Inc.*	2	16
Intersil Corp.—Class A*	1	15
Triquint Semiconductor,
Inc.*	3	8

Total Semiconductor Equipment
& Products		317,614

Software 1.7%
Cadence Design Systems,
Inc.*	6,712	67,120
Network Associates, Inc.*	4,016	55,461
Transaction Systems
Architects, Inc.*	9,036	53,674
Jack Henry & Associates	3,722	39,416
National Instruments
Corp.*	1,000	35,270
Sybase, Inc.*	2,015	26,094
Macromedia, Inc.*	1,917	23,157
Synopsys, Inc.*	100	4,256
Reynolds & Reynolds Co.
—Class A	3	76
RSA Security, Inc.*	3	21

Total Software		304,545

Communications Equipment 1.6%
3Com Corp.*	17,750	87,507
Advanced Fibre
Communications*	4,320	65,405
Harris Corp	1,803	50,069
McData Corp.*	5,015	43,079
Plantronics, Inc.*	801	11,703
Adtran, Inc.*	300	10,773
Powerwave Technologies,
Inc.*	2,807	9,544
Commscope, Inc.*	500	3,750
Avocent Corp.*	4	93

Total Communications
Equipment		281,923

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Electronic Equipment
& Instruments 1.5%
Vishay Intertech, Inc.*	6,434	$65,498
Avnet, Inc.*	5,410	56,697
Kemet Corp.*	7,110	55,458
Tech Data Corp.*	1,907	45,654
Diebold, Inc	612	20,771
Varian, Inc.*	603	17,282
Arrow Electronics, Inc.*	1,100	16,170

Total Electronic Equipment
& Instruments		277,530

IT Consulting & Services 1.4%
Affiliated Computer Services,
Inc.—Class A*	2,902	128,443
Acxiom Corp.*	4,515	75,987
Keane, Inc.*	4,913	40,188
Gartner Group, Inc.
—Class B*	604	4,548
Titan Corp.*	500	3,725

Total IT Consulting & Services		252,891

Computers & Peripherals 0.8%
Imation Corp.*	1,609	59,887
Storage Tehnology Corp.*	2,205	44,585
SanDisk Corp.*	2,017	33,926

Total Computers & Peripherals		138,398

Internet Software & Services 0.4%
Overture Services, Inc.*	3,020	45,813
Internet Security Systems,
Inc.*	2,394	23,773

Total Internet Software
& Services		69,586

Total Information
Technology		1,642,487

ENERGY 6.5%

Oil & Gas 4.1%
Valero Energy Corp	4,003	165,644
Pogo Producing Co	3,210	127,662
Noble Energy, Inc	3,220	110,414
Forest Oil Corp.*	4,210	93,883

		MARKET
		VALUE
	SHARES	(NOTE 1)

Western Gas Resources,
Inc	2,501	$81,407
XTO Energy, Inc	3,107	59,033
Ocean Energy, Inc	2,603	52,060
Pioneer Natural
Resources Co.*	1,800	45,180
Murphy Oil Corp	298	13,163

Total Oil & Gas		748,446

Energy Equipment & Services 2.4%
Tidewater, Inc	3,720	106,838
Smith International, Inc.*	2,818	99,278
Varco International, Inc.*	4,617	84,537
National-Oilwell, Inc.* .	2,019	45,206
Weatherford International,
Ltd.*	1,017	38,412
Hanover Compressor
Co.*	3,217	20,911
Helmerich & Payne, Inc.	603	15,449
ENSCO International,
Inc	505	12,883
FMC Technologies, Inc.*	102	1,958

Total Energy Equipment
& Services		425,472

Electric Utilities 0.0%
Westar Energy, Inc	4	48

Total Electric Utilities		48

Total Energy		1,173,966

UTILITIES 5.8%

Electric Utilities 3.7%
Wisconsin Energy Corp.	5,610	142,494
Great Plains Energy, Inc.	4,610	110,041
Hawaiian Electric
Industries	2,601	106,017
Allete	4,519	93,814
DPL, Inc	6,810	84,853
Northeast Utilities	5,825	81,084
WPS Resources Corp	803	32,120
PNM Resources, Inc	495	11,132
Idacorp	2	46

Total Electric Utilities		661,601

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 23

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Multi-Utilities 1.3%
Energy East Corp	6,111	$108,776
National Fuel Gas Co	3,311	72,411
Scana Corp	2,110	63,131

Total Multi-Utilities		244,318

Gas Utilities 0.8%
WGL Holdings, Inc	3,820	101,192
AGL Resources, Inc	2,118	50,048

Total Gas Utilities		151,240

Total Utilities		1,057,159

CONSUMER STAPLES 4.5%

Food Products 2.3%
Dean Foods Co.*	3,708	159,110
JM Smucker Co	3,120	109,107
Lancaster Colony Corp.	2,600	99,707
Sensient Technologies
Corp	1,906	38,158
Hormel Foods Corp	610	12,914

Total Food Products		418,996

Beverages 1.3%
PepsiAmericas, Inc	9,542	112,214
Constellation Brands, Inc.*	4,920	111,684

Total Beverages		223,898

Hotels Restaurants & Leisure 0.7%
Dreyers Grand Ice Cream	1,903	131,916

Total Hotels Restaurants
& Leisure		131,916

Household Products 0.2%
Church & Dwight, Inc. .	1,217	36,948

Total Household Products		36,948

Tobacco 0.0%
Universal Corp.—Va	1	38

Total Tobacco		38

Total Consumer Staples		811,796

		MARKET
		VALUE
	SHARES	(NOTE 1)

MATERIALS 3.7%

Chemicals 2.2%
Lubrizol Corp	3,110	$93,331
Cytec Industries, Inc.*	3,320	92,462
RPM International, Inc. .	8,626	90,573
Airgas, Inc.*	1,800	33,318
Valspar Corp	603	24,681
Minerals Technologies, Inc.	603	22,980
Crompton Corp	5,213	21,113
Albemarle Corp	598	14,561
Lyondell Chemical Co. .	2	28
Solutia, Inc	2	3

Total Chemicals		393,050

Containers & Packaging 0.6%
Sonoco Products Co	1,899	39,746
Packaging Corp.
of America*	2,018	36,344
Longview Fibre Co	4,020	26,733

Total Containers & Packaging		102,823

Paper & Forest Products 0.5%
Rayonier, Inc	1,899	83,670
Glatfelter	1,100	11,726
Wausau-Mosinee Paper
Corp	497	5,070

Total Paper & Forest Products		100,466

Metals & Mining 0.3%
Peabody Energy Corp	2,211	61,665
AK Steel Holding Corp.*	1	3

Total Metals & Mining		61,668

Construction Materials 0.1%
Martin Marietta Materials,
Inc	500	13,805

Total Construction Materials		13,805

Total Materials		671,812

* Non-Income Producing Securities

See Notes to Financial Statements.

MEDIUS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

TELECOMMUNICATION SERVICES 0.5%

Diversified Telecommunication
Services 0.5%
Broadwing, Inc.*	19,873	$79,491

Total Diversified Telecommunication
Services	79,491

Wireless Telecommunication
Services 0.0%
Price Communications
Corp.*	398	4,760

Total Wireless
Telecommunication Services		4,760

Total Telecommunication
Services		84,251

Total Common Stocks
(Cost $13,918,966)	14,481,466

		MARKET
	FACE	VALUE
	MOUNT	(NOTE 1)

REPURCHASE AGREEMENTS 20.0%
Repurchase Agreement(Note 4)
1.29% due 04/01/03	$1,206,365	$1,206,365
1.25% due 04/01/03	1,206,365	1,206,365
1.20% due 04/01/03	1,206,365	1,206,365

Total Repurchase Agreements
(Cost $3,619,095)		3,619,095

Total Investments 100%
(Cost $17,538,061)		$18,100,561

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 S&P MidCap 400 Futures Contracts
(Aggregate MarketValueof Contracts $5,112,500)	25	$95,500

	UNITS

EQUITY INDEX SWAP AGREEMENT
May 2003 S&P MidCap 400 Index Swaps, Maturing 05/16/03**
(Total Notional Value $11,120,854)	26,450	$19,507

*	Non-Income Producing Securities
**	Price Return based on S&P MidCap 400 Index +/- financing at a variable rate.
See Notes to Financial Statements.

ANNUAL REPORT 25

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

COMMON STOCKS 52.6%
FINANCIALS 12.8%

Banks 8.7%
CB Bancshares, Inc		13,105	$639,262
N B T Bancorp, Inc		33,016	575,469
WSFS Financial Corp		15,907	502,661
Boston Private Financial
Holdings, Inc		28,519	426,644
The Trust Company
Of N.J		15,613	426,547
Banc Corporation		72,118	358,427
Republic Bancshares,
Inc.*		16,807	335,300
Staten Island Bancorp,
Inc		19,009	283,614
Net.Bank, Inc		19,513	181,276
Sun Bancorp, Inc.- Nj*	.	11,905	174,527
Nara Bancorp		7,808	99,396
Riggs National Corp		6,604	94,767
Humboldt Bancorp		7,303	93,186
International Bancshares
Corp		1,804	70,013
Pacific Capital Bancorp.	.	2,295	68,024
Firstfed American
Bancorp, Inc		1,803	50,484
R & G Financial Corp		2,205	48,510
Westcorp		2,306	42,822
Private Bancorp, Inc		1,401	31,761
Chittenden Corp		6	157
Irwim Financial Corp		4	78
MAF Bancorp, Inc		2	67
First Bancorp
Puerto Rico		2	54
Flagstar Bancorp, Inc		2	53
Provident Bankshares
Corp		2	46
Superior Financial Corp.		2	37
United Bankshares, Inc.	.	1	28
Amcore Financial, Inc		1	22

Total Banks			4,503,232

			MARKET
			VALUE
		SHARES	(NOTE 1)

Real Estate 3.2%
Anworth Mortgage
Asset Corp		42,030	$548,912
Heritage Property
Investment Trust		21,511	538,851
MFA Mortgage
Investments, Inc		18,508	160,094
Sizeler Property
Investors		15,513	144,116
Senior Housing
Properties Trust		11,510	132,940
LNR Property Corp		1,402	47,247
Trammell Crow
Company*		5,500	43,780
Jones Lang LaSalle,
Inc.*		1,897	25,913
Universal Health
Realty Income		4	104
SL Green Realty Corp.	.	2	61
Capstead Mortgage
Corp		4	46
RAIT Investment Trust	.	2	45
Town & Country
Trust/The		2	40
Thornburg Mortgage,
Inc		1	21

Total Real Estate			1,642,170

Insurance 0.6%
Argonaut Group, Inc		15,508	132,593
Navigators Group, Inc.*.		3,104	79,835
Odyssey Re Hldgs Corp.		4,307	77,741
Landamerica Financial
Group, Inc		596	23,691
PMA Capital Corp		2,398	16,234
Triad Guaranty, Inc.*		2	69
American Medical
Security Group, Inc.*		3	40
Alfa Corp		2	23

Total Insurance			330,226

Diversified Financials 0.3%
Saxon Capital, Inc.*		9,002	119,817
Jefferies Group, Inc		1,302	46,807

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

New Century Financial
Corp	3	$93
Idine Rewards Network,
Inc.*	2	15

Total Diversified Financials		166,732

Total Financials		6,642,360

INFORMATION TECHNOLOGY 9.5%

Software 2.2%
Take Two Interactive
Software, Inc.*	3,104	69,374
Hyperion Solutions
Corp .*	2,599	63,026
Barra, Inc.*	1,905	56,559
Kronos, Inc.*	1,600	56,080
Progress Software
Corp.*	2,997	53,796
Mentor Graphics Corp.*	6,000	53,640
Novell, Inc.*	23,614	50,770
Netiq Corp.*	4,203	46,905
Factset Research
Systems, Inc	1,400	45,430
Parametric Technology
Corp.*	20,608	44,719
THQ, Inc.*	3,400	44,472
Borland Software Corp.*	4,607	42,384
Red Hat, Inc.*	6,702	36,392
ANSYS, Inc.*	1,504	36,021
Documentum, Inc.*	2,697	35,385
Wind River Systems*	11,658	34,741
Quest Software, Inc.*	3,601	32,409
Serena Software, Inc.*	1,905	30,406
Informatica Corp.*	4,304	27,761
Ascential Software
Corp.*	9,605	26,894
TIBCO Software, Inc.* .	6,306	26,485
Filenet Corp.*	2,505	26,277
Sonicwall, Inc.*	7,100	25,560
JDA Software Group,
Inc.*	2,500	25,275
Scansoft, Inc.*	5,099	22,946
Renaissance Learning,
Inc.*	1,301	22,937

		MARKET
		VALUE
	SHARES	(NOTE 1)

Manugistics Group, Inc.*	9,607	$21,904
Legato Systems, Inc.*	4,200	21,546
Entrust Technologies,
Inc.*	8,505	21,263
Pegasystems, Inc.*	4,799	19,148
Altiris, Inc.*	1	12
Infogrames, Inc.*	1	2

Total Software		1,120,519

Semiconductor Equipment &
Products 2.0%
Cree, Inc.*	4,806	89,007
Silicon Laboratories,
Inc.*	3,099	81,039
Rambus, Inc.*	6,107	80,674
Power Integrations, Inc.*	3,000	62,190
Cabot Microelectronics
Corp.*	1,405	58,827
Siliconix, Inc.*	2,006	47,743
Skyworks Solutions,
Inc.*	7,504	46,750
Kopin Corp.*	8,810	44,402
MEMC Electronic
Materials, Inc.*	3,907	43,954
ESS Technologies, Inc.* .	6,700	39,932
Varian Semiconductor
Equipment Associates,
Inc.*	1,803	36,673
LTX Corp.*	7,109	35,545
Photronics, Inc.*	2,902	34,505
Lattice Semiconductor
Corp.*	4,100	30,914
Zoran Corp.*	2,300	29,693
Vitesse Semiconductor
Corp.*	13,510	28,911
Genesis Microchip*	2,200	27,456
Cirrus Logic, Inc.*	12,608	25,342
Axcelis Technology, Inc.*	5,100	24,123
Actel Corp.*	1,400	23,884
Triquint Semiconductor,
Inc.*	8,210	23,152
ATMI, Inc.*	1,200	23,112
Cohu, Inc	1,501	21,960
Silicon Storage Technology,
Inc.*	9,309	21,411

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 27

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Artisan Components,
Inc.*	1,200	$19,393
On Semiconductor
Corp.*	15,138	19,225
Electroglas, Inc.*	16,014	14,092
Brooks Automation, Inc.*	3	29
Globespan, Inc.*	2	9

Total Semiconductor Equipment
& Products		1,033,947

Electronic Equipment
& Instruments 1.6%
MTS Systems Corp	10,803	116,672
Roper Industries, Inc	3,199	92,291
Varian, Inc.*	2,202	63,109
Benchmark Electronics,
Inc.*	2,202	62,383
Rogers Corp.*	1,801	53,526
Cognex Corp.*	2,502	52,967
Itron, Inc.*	2,997	50,080
Trumble Navigation,
Ltd.*	2,506	47,464
Anixter International,
Inc.*	1,800	40,806
Plexus Corp.*	4,400	40,260
Identix, Inc.*	6,909	31,090
Littlefuse, Inc.*	1,698	30,377
Sypris Solutions, Inc	3,599	28,360
Coherent, Inc.*	1,504	28,200
Pioneer Standard
Electronics	2,899	24,468
CTS Corp	3,002	18,312
Photon Dynamics, Inc.*	1,000	16,360
Electro Scientific
Industries, Inc.*	1,201	15,085
Scansource, Inc.*	800	15,000
Analogic Corp	1	46
Newport Corp.*	3	35
Technitrol, Inc.*	2	29
Lexar Media, Inc.*	3	10

Total Electronic Equipment
& Instruments		826,930

Computers & Peripherals 1.1%
Western Digital Corp.* .	12,710	115,153

		MARKET
		VALUE
	SHARES	(NOTE 1)

Imation Corp.*	2,805	$104,402
SanDisk Corp.*	4,201	70,661
Maxtor Corp.*	9,409	52,973
Hutchinson Technology,
Inc.*	1,700	42,024
Intergraph Corp.*	2,404	41,685
Electronics For Imaging*	1,900	33,609
Palm, Inc.*	3,000	29,967
Pinnacle Systems, Inc.*	2,600	27,066
Avid Technology, Inc.*	903	19,992
Infocus Corp.*	3,600	17,784
Concurrent Computer
Corp.*	7,308	16,151
Read-Rite Corporation*	12,609	8,196

Total Computers & Peripherals		579,663

Internet Software & Services 1.1%
DoubleClick, Inc.*	7,400	57,498
Earthlink, Inc.*	9,908	56,971
Ariba, Inc.*	18,413	51,925
Overture Services, Inc.*	2,805	42,552
United Online, Inc.*	2,402	41,410
Fidelity National
Information Solutions,
Inc.*	2,300	40,825
webMethods, Inc.*	4,104	37,469
Digital Insight Corp.*	2,505	34,945
Interland, Inc.*	42,426	28,001
Internet Security Systems,
Inc.*	2,801	27,814
CNET Networks, Inc.*	10,811	27,136
Webex Communications,
Inc.*	2,399	24,806
Websense, Inc.*	1,500	22,005
FreeMarkets, Inc.*	3,600	19,692
Openwave Systems, Inc.*	12,610	17,906
The Trizetto Group,
Inc.*	4,000	16,520
PEC Solutions, Inc.*	700	8,246

Total Internet Software
& Services		555,721

Communications Equipment 1.0%
Interdigital Comm
Corp.*	2,700	61,109

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Avocent Corp.*	2,403	$56,086
Foundry Networks, Inc.*	6,602	53,080
McData Corp.*	5,001	42,959
Plantronics, Inc.*	2,699	39,432
Extreme Networks, Inc.*	9,003	38,983
Adtran, Inc.*	998	35,838
Ixia*	6,802	33,058
Black Box Corp	1,100	32,593
Sycamore Networks, Inc.*	10,608	32,354
Echelon Corp.*	2,700	28,512
Inter-Tel, Inc	1,500	22,515
Anaren Microwave, Inc.*	2,106	18,217
Tekelec*	1,799	15,615
Inrange Technologies
Corp.*	8,507	15,568
Powerwave Technologies,
Inc.*	4,200	14,280
F5 Networks, Inc.*	4	51
Netscreen Technologies,
Inc.*	2	34
Turnstone Systems, Inc.*	4	11
Proxim Corp.*	1	1

Total Communications
Equipment		540,296

IT Consulting & Services 0.5%
American Management
Systems, Inc.*	5,008	60,497
CACI International, Inc.*	1,700	56,712
Keane, Inc.*	4,307	35,231
Manhattan Associates,
Inc.*	1,904	33,377
Maximus, Inc.*	1,000	21,220
Gartner, Inc. - Class A*	2,998	20,836
Cognizant Tech Solutions
Corp.*	300	20,205
SRA International, Inc.*	704	16,685

Total IT Consulting & Services		264,763

Office Electronics 0.0%
Global Imaging Systems*	1,400	25,900

Total Office Electronics		25,900

Total Information
Technology		4,947,739

		MARKET
		VALUE
	SHARES	(NOTE 1)

INDUSTRIALS 7.1%

Commercial Services & Supplies 3.1%
Kroll, Inc.*	6,406	$137,152
Corinthian Colleges,
Inc.*	2,802	110,679
Corporate Executive
Board Co.*	3,097	110,315
Rollins, Inc	4,508	103,819
ABM Industries, Inc	7,702	101,204
Intrado, Inc.*	8,707	68,785
Stericycle, Inc.*	1,700	63,903
Probusiness Services,
Inc.*	4,503	59,980
Tetra Tech, Inc.*	3,798	53,704
Imagistics International,
Inc.*	2,806	52,248
Pre-Paid Legal Services,
Inc.*	2,800	48,384
Kelly Services, Inc	2,201	47,365
ITT Educational Services,
Inc.*	1,600	44,800
Sourcecorp*	3,106	43,515
Waste Connections, Inc.*	1,200	41,400
Heidrick & Struggles,
Inc.*	3,501	40,612
Cornell Companies,
Inc.*	4,700	39,480
Korn/Ferry
International*	5,701	37,342
Watson Wyatt & Co.
Holdings*	1,801	36,200
Costar Group, Inc.*	1,598	35,666
CDI Corp.*	1,500	34,950
Pegasus Solutions, Inc.*	3,098	34,698
Teletech Holdings, Inc.*	6,205	33,693
Infousa, Inc. Class B*	6,602	31,690
PRG-Schultz
International, Inc.*	4,201	30,289
United Stationers, Inc.*	1,300	27,755
Coinstar, Inc.*	1,598	26,830
Insurance Auto Auctions,
Inc.*	2,402	26,422
Medquist, Inc.*	1,501	25,592
CCC Information
Services Group*	1,403	22,701
Efunds Corp.*	2,097	14,406

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 29

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Standard Register Co	4	$60
Sotheby’s Holdings*	4	37
Bowne & Co., Inc	2	20
Wackenhut Corections
Corp.*	2	20
Sylvan Learning
Systems, Inc.*	1	16
NCO Group, Inc.*	1	14
Princeton Review, Inc.*	2	8

Total Commercial Services
& Supplies		1,585,754

Machinery 1.4%
Kennametal, Inc	5,208	146,501
Oshkosh Truck Corp	1,298	80,865
Nacco Industries, Inc	1,302	59,892
IDEX Corp	1,598	46,342
Dionex Corp.*	1,298	42,873
Unova, Inc.*	6,893	37,015
Tennant Co	1,100	34,650
Joy Global, Inc.*	3,199	34,645
Manitowoc Co., Inc	1,906	32,040
Terex Corp.*	2,505	30,962
Tecumseh Products Co.
—Class A	697	28,563
Lincoln Electric
Holdings, Inc	1,499	27,072
Lindsay Manufacturing	1,201	25,821
Clarcor, Inc	698	25,268
Valmont Industries, Inc.	1,103	23,825
Astec Industries, Inc.*	2,897	16,832
Briggs & Stratton	4	155
Circor International, Inc.	3	41

Total Machinery		693,362

Electrical Equipment 0.7%
Thomas & Betts Corp.* .	5,208	73,849
Rayovac Corp.*	6,804	73,823
Ametek, Inc	1,599	52,783
A.O. Smith Corp	1,404	37,627
Plug Power, Inc.*	5,808	29,389
Penn Engineering &
Manufacturing Corp.	2,097	24,157
Power One, Inc.*	3,800	16,720
C&D Technologies Inc. .	1,299	15,562

		MARKET
		VALUE
	SHARES	(NOTE 1)

Belden, Inc	1,402	$15,072
Magnetek, Inc.*	4,899	11,758

Total Electrical Equipment		350,740

Aerospace & Defense 0.6%
Orbital Sciences Corp.*	12,008	62,081
DRS Technologies, Inc.*	2,300	57,523
Cubic Corp	2,402	39,201
Mercury Computer
Systems, Inc.*	1,300	35,360
Intergrated Defense
Technologies, Inc.*	2,297	32,617
Esterline Technologies
Corp.*	1,706	28,848
AAR Corp	6,202	23,444
Aeroflex, Inc.*	3,700	20,942
Aviall, Inc.*	4	31
Armor Holdings, Inc.* .	3	30

Total Aerospace & Defense		300,077

Road & Rail 0.5%
Werner Enterprises, Inc.	4,400	84,744
Arkansas Best Corp	2,303	58,542
Dollar Thrifty Automotive
Group, Inc.*	2,802	46,653
Usfreightways Corp	1,502	38,016
Knight Transportation,
Inc.*	1,199	23,609
Roadway Express, Inc	700	23,464

Total Road & Rail		275,028

Building Products 0.3%
Lennox International,
Inc	5,501	79,214
Simpson Manufacturing
Co, Inc.*	1,205	40,729
Trex Company, Inc.*	600	19,368

Total Building Products		139,311

Air Freight & Couriers 0.2%
EGL, Inc.*	4,104	60,985
Forward Air Corp.*	1,504	32,729
JB Hunt Transport
Services, Inc.*	899	24,201
Airborne, Inc	2	39

Total Air Freight & Couriers		117,954

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

			MARKET
			VALUE
		SHARES	(NOTE 1)

Airlines 0.1%
Airtran Holdings, Inc.*	.	8,906	$59,938
Atlantic Coast Airlines
Holdings, Inc.*		1,501	9,321

Total Airlines			69,259

Industrial Conglomerates 0.1%
Carlisle Cos., Inc		1,697	68,712

Total Industrial Conglomerates			68,712

Construction & Engineering 0.1%
EMCOR Group, Inc.*		798	38,503
URS Corp.*		1,505	17,353

Total Construction &
Engineering			55,856

Total Industrials			3,656,053

CONSUMER DISCRETIONARY 5.5%

Specialty Retail 2.5%
Aeropostale, Inc.*		6,308	83,581
Claire’s Stores, Inc		3,398	80,227
Payless Shoesource, Inc.*		4,600	71,990
AnnTaylor Stores Corp.*		3,301	67,769
OfficeMax, Inc.*		13,105	67,491
Pacific Sunwear of
California, Inc.*		3,299	67,135
Linens ‘N Things, Inc.*	.	3,300	67,056
Dress Barn, Inc.*		4,801	64,573
United Auto Group,
Inc.*		5,003	58,785
Hot Topic,Inc.*		2,400	55,944
Gymboree Corp.*		3,700	55,648
Asbury Automotive
Group*		6,908	55,264
Hollywood Entertainment
Corp.*		3,100	49,724
Too, Inc.*		2,500	41,525
Christopher & Banks
Corp.*		2,098	37,135
Charming Shoppes*		10,603	37,110
Men’s Wearhouse, Inc.*	.	2,298	34,378
Hughes Supply, Inc		1,400	32,606
Jo-Ann Stores Inc
—Class A*		1,605	32,100

		MARKET
		VALUE
	SHARES	(NOTE 1)

Movie Gallery, Inc.*	1,700	$29,614
Guitar Center, Inc.*	1,400	28,518
Group 1 Automotive,
Inc.*	1,302	27,863
Stage Stores, Inc.*	1,300	27,534
Electronica Boutique
Holdings*	1,600	26,864
Burlington Coat Factory
Warehouse Corp	1,303	21,239
Urban Outfitters, Inc.* .	904	20,340
Children’s Place*	2,198	20,243
Lithia Motors, Inc.*	1,402	17,245
Tractor Supply Co.*	500	16,510
Finlay Enterprises, Inc.*.	4	51
A.C. Moore Arts &
Crafts, Inc.*	2	28
CSK Auto Corp.*	2	18

Total Specialty Retail		1,296,108

Hotels Restaurants & Leisure 1.1%
Landry’s Restaurants,
Inc	5,300	89,040
Dover Downs Gaming
& Entertainment, Inc.	6,806	67,311
Jack In The Box, Inc.*	3,598	65,160
Penn National Gaming,
Inc.*	3,503	62,178
Boyd Gaming Corp.*	3,600	45,900
BOB Evans Farms	1,899	45,747
O’Charleys, Inc.*	2,098	40,219
Panera Bread Company*	1,300	39,637
Boca Resorts, Inc.
—Class A*	2,800	30,828
Afc Enterprises*	1,800	24,228
Bally’s Health & Tennis
Corp.*	3,599	18,247
WMS Industries, Inc.*	1,400	17,850
Churchill Downs, Inc	504	17,136
Buca, Inc.*	2,203	12,116
Rare Hospitality
International, Inc.*	2	56
IHOP Corp	2	45
Argosy Gaming Co.*	1	20

Total Hotels Restaurants
& Leisure		575,718

-------------------------------------

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 31

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Leisure Equipment & Products 0.6%
SCP Pool Corp.*	2,397	$71,215
Nautilus Group, Inc	4,606	65,681
Racing Champions Ertl
Corp.*	2,906	44,607
Action Performance Cos.,
Inc	1,700	35,955
Oakley, Inc.*	4,107	33,883
Parkervision, Inc.*	3,705	20,896
Midway Games, Inc.*	5,100	16,881
Jakks Pacific, Inc.*	1,300	13,468

Total Leisure Equipment
& Products		302,586

Household Durables 0.3%
Wci Communities, Inc.*	6,402	66,965
Yankee Candle Co.*	2,798	47,650
Kimball International	2,197	30,650
Tupperware Corp	1,500	20,730
Blyth Industries, Inc	700	17,801

Total Household Durables		183,796

Textiles & Apparel 0.3%
Stride Rite Corp	7,604	64,634
Quiksilver, Inc.*	1,600	48,992
Kenneth Cole Productions,
Inc.—Class A*	1,202	26,324

Total Textiles & Apparel		139,950

Auto Components 0.2%
Raytech Corp.*	14,102	82,779
Superior Industries
International	500	18,215
Tower Automotive, Inc.*	5,801	13,748
Bandag, Inc	2	64
Aftermarket Technology
Corp.*	2	22

Total Auto Components		114,828

Media 0.2%
Crown Media Holdings,
Inc.—Class A*	14,407	39,619
Macrovision Corp.*	2,200	26,378
Sinclair Broadcast Group,
Inc.*	2,400	18,864

		MARKET
		VALUE
	SHARES	(NOTE 1)

AMC Entertainment,
Inc.*	2	$18
TiVo, Inc.*	2	10

Total Media		84,889

Internet & Catalog Retail 0.1%
Insight Enterprises, Inc.*	6,303	44,436
The J. Jill Group, Inc.* .	1,397	16,205
Alloy, Inc.*	1,798	9,008
Priceline.com, Inc.*	1	2

Total Internet & Catalog Retail		69,651

Multiline Retail 0.1%
Shopko Stores, Inc.*	1,901	22,147
Stein Mart, Inc.*	3,899	19,885

Total Multiline Retail		42,032

Automobiles 0.1%
Monaco Coach Corp*	1,697	17,581
Winnebago Industries,
Inc	600	16,320

Total Automobiles		33,901

Total Consumer
Discretionary		2,843,459

HEALTH CARE 5.4%

Biotechnology 1.9%
Neurocrine Biosciences,
Inc.*	1,500	62,670
ImClone Systems, Inc.*	3,299	54,697
Amylin Pharmaceuticals,
Inc.*	3,200	51,840
Abgenix, Inc.*	5,907	51,391
Techne Corp.*	2,400	49,608
Trimeris, Inc.*	1,202	49,498
Applera Corp.—Celera
Genomics Group*	5,400	46,548
Corixa Corp.*	6,502	44,474
Protein Design Labs,
Inc.*	5,307	39,272
Enzon, Inc.*	3,403	38,624
Tanox, Inc.*	2,706	35,043
Exelixis, Inc.*	4,802	31,981
Gene Logic, Inc.*	5,907	29,949

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Arena Pharmaceuticals,
Inc.*	4,498	$29,597
CV Therapeutics, Inc.*	1,498	27,009
Incyte Genomics, Inc.*	8,803	26,321
Genta, Inc.*	3,598	25,679
Tularik, Inc.*	4,907	24,780
IDEXX Laboratories,
Inc.*	700	24,479
Alexion Pharmaceuticals,
Inc.*	2,004	24,369
Telik, Inc.*	1,805	24,259
Caliper Technologies
Corp.*	6,403	22,411
Enzo Biochem, Inc.*	1,704	22,271
Cell Genesys, Inc.*	3,004	22,200
OSI Pharmaceuticals,
Inc.*	1,300	20,800
United Therapuetics
Corp.*	1,098	18,930
Diversa Corp.*	1,998	18,701
Regeneron Pharmaceutical,
Inc.*	2,399	18,040
Transkaryotic Therapies,
Inc.*	2,698	15,891
La Jolla Pharmaceutical
Co.*	4,303	7,272
Zymo Genetics, Inc.*	1	9

Total Biotechnology		958,613

Health Care Equipment & Supplies 1.4%
Resmed, Inc.*	1,800	57,564
Cooper Cos	1,800	53,820
Datascope Corp	1,703	46,117
Thoratec Labs Corp.*	3,504	44,466
Wright Medical Group,
Inc.*	2,499	43,782
Respironics, Inc.*	1,102	37,877
Viasys Healthcare, Inc.*	2,698	37,772
Bio-Rad Laboratories,
Inc.*	1,001	35,786
Invacare Corp	1,104	34,765
Visx, Inc.*	3,104	32,902
Nektar Therapeutics*	4,703	29,723
Aksys, Ltd.*	4,201	29,407
Mentor Corp	1,700	29,087

		MARKET
		VALUE
	SHARES	(NOTE 1)

Haemonetics Corp./
Mass*	1,298	$28,361
Igen, Inc.*	699	24,738
Sybron Dental Specialties,
Inc.*	1,399	24,413
Hologic, Inc.*	2,801	24,119
Therasense, Inc.*	3,501	23,387
American Medical Sys
Hldgs*	1,500	21,675
Inamed Corp.*	604	21,605
Cerus Corp.*	2,202	19,378
Ocular Sciences, Inc.*	1,200	16,680
Molecular Devices
Corp.*	1,300	15,730
Possis Medical, Inc.*	3	48
Ventana Medical Systems*	2	40

Total Health Care Equipment
& Supplies		733,242

Health Care Providers & Services 1.1%
Covance, Inc.*	3,903	90,237
Apria Healthcare Group,
Inc.*	2,500	58,400
Genesis Health Ventures,
Inc.*	3,104	46,126
Pediatrix Medical Group,
Inc.*	1,500	37,710
Priority Healthcare
Corp.*	1,396	37,203
NDC Health Corp	2,203	36,944
Service Corp.
International/US*	12,506	34,767
Odyssey Healthcare,
Inc.*	1,397	33,207
US Oncology, Inc.*	4,503	31,971
Pacificare Health Systems
—Class A*	1,300	31,382
Amerigroup Corp.*	1,000	29,260
Province Healthcare Co.*	3,300	29,205
Cardinal Health, Inc	486	27,687
Amsurg Corp.*	1,000	25,200
Select Medical Corp.*	1,403	19,993
Kindred Healthcare,
Inc.*	1,098	12,420

Total Health Care Providers
& Services		581,712

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 33

MEKROS FUND

SCHEDULEOF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Pharmaceuticals 1.0%
Sepracor, Inc.*	6,205	$84,078
Scios, Inc.*	1,800	79,308
Endo Pharmaceuticasl
Hldgs, Inc.*	4,703	63,443
InterMune, Inc.*	2,300	49,335
Antigenics, Inc.*	4,199	34,810
NPS Pharmaceuticals,
Inc.*	2,203	34,058
Alpharma, Inc.—Class A	1,897	34,013
Esperion Therapeutics,
Inc.*	3,305	32,885
Adolor Corp.*	2,901	28,749
The Medicines Co.*	1,400	26,096
Guilford Pharmaceuticals,
Inc.*	6,407	23,706
Atrix Labs, Inc.*	1,505	21,145
Ligand Pharmaceuticals,
Inc.*	1	7

Total Pharmaceuticals		511,633

Total Health Care		2,785,200

MATERIALS 4.3%

Chemicals 1.8%
Cytec Industries, Inc.*	8,904	247,976
Airgas, Inc.*	8,106	150,042
FMC Corp.*	7,308	114,589
Crompton Corp	25,318	102,538
Great Lakes Chemical
Corp	3,602	79,964
PolyOne Corp	17,311	67,513
Cambrex Corp	2,699	64,830
MacDermid, Inc	2,897	59,244
W.R. Grace & Co.*	38,522	57,013
Minerals Technologies,
Inc	699	26,639

Total Chemicals		970,348

Metals & Mining 1.1%
Worthington Industries .	21,417	255,505
Century Aluminum Co. .	11,002	69,863
Steel Dynamics, Inc.*	5,602	65,263
Imco Recycling, Inc.*	8,507	54,020
Ryerson Tull, Inc	8,401	52,506

			MARKET
			VALUE
		SHARES	(NOTE 1)

Hecla Mining Co.*		12,604	$41,467
Nn, Inc		2,100	18,398
USEC, Inc		2	11

Total Metals & Mining			557,033

Construction Materials 0.7%
Centex Construction
Products		5,100	183,600
Amcol International
Corp		16,707	94,896
Florida Rock Industries,
Inc		1,597	54,058
Ameron International
Corp		400	23,920
Texas Industries, Inc		4	77

Total Construction Materials			356,551

Containers & Packaging 0.6%
Longview Fibre Co		14,810	98,486
Silgan Holdings, Inc.*		4,298	95,287
Crown Holdings, Inc.*	.	16,707	93,893
Jarden Corp.*		702	18,252

Total Containers & Packaging			305,918

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*		3,004	23,822
Buckeye Technologies,
Inc.*		3,904	18,544

Total Paper & Forest Products			42,366

Total Materials			2,232,216

UTILITIES 2.7%

Electric Utilities 1.9%
WPS Resources Corp		6,306	252,240
Empire District Electric
Co		11,002	193,635
Otter Tail Power Co		4,400	113,960
Black Hills Corp		3,303	90,800
Cleco Corp		6,501	81,588
Unisource Energy Corp.		4,400	76,120
PNM Resources, Inc		2,603	58,541
Mge Energy, Inc		1,802	47,717
Central Vermont Public
Service Corp		1,300	22,360

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

UIL Holdings Corp	500	$17,350

Total Electric Utilities		954,311

Multi-Utilities 0.5%
Oneok, Inc	12,312	225,802
Sierra Pacific Resources*	14,111	44,873

Total Multi-Utilities		270,675

Gas Utilities 0.2%
AGL Resources, Inc	3,505	82,823
Energen Corp	697	22,346
Piedmont Natural Gas
Co	4	143
Southern Union Co.*	4	49
Semco Energy, Inc	3	10

Total Gas Utilities		105,371

Water Utilities 0.1%
California Water Service
Grp	2,303	59,302

Total Water Utilities		59,302

Total Utilities		1,389,659

ENERGY 2.4%

Energy Equipment & Services 1.3%
Global Industries, Ltd.*	40,423	188,371
Lufkin Industries, Inc	3,605	69,036
Universal Compression
Holdings, Inc.*	3,698	64,530
Key Energy Group, Inc.*	6,099	61,478
Lone Star Technologies*	2,803	59,199
Veritas DGC, Inc.*	6,500	43,225
Maverick Tube Corp.*	2,197	40,864
Offshore Logistics, Inc.*	2,199	39,692
Oceaneering International,
Inc.*	1,803	39,396
Seacor Smit, Inc.*	1,001	35,035
Newpark Resources, Inc.*	5,402	24,471
Tetra Technologies, Inc.*	2	46
Oil States International,
Inc.*	1	12

Total Energy Equipment
& Services		665,355

		MARKET
		VALUE
SHARES		(NOTE 1)

Oil & Gas 1.1%
Spinnaker Exploration
Co.*	4,700	$91,274
Nuevo Energy Co.*	5,100	69,105
Magnum Hunter Resources,
Inc.*	9,309	51,944
Penn Virginia Corp	1,199	46,042
3TEC Energy Corp.*	2,706	40,752
Swift Energy Co.*	4,705	40,040
Vintage Petroleum, Inc. .	4,100	38,950
St. Mary Land &
Exploration Co	1,499	37,550
Harvest Natural
Resources, Inc.*	7,601	36,941
Houston Exploration Co.*	1,301	35,127
Patina Oil & Gas Corp. .	1,000	32,900
Tesoro Pete Corp.*	4,400	32,560
Exploration Co. Of
Delaware*	9,802	29,602
Transmontaigne Oil Co.*	4,802	20,216
Overseas Shipholding
Group	1	17
Range Resources Corp.*	2	11

Total Oil & Gas		603,031

Total Energy		1,268,386

CONSUMER STAPLES 1.8%

Food Products 0.7%
American Italian Pasta
Co.*	2,401	103,843
JM Smucker Co	1,997	69,835
Sensient Technologies
Corp	3,405	68,168
Flowers Foods, Inc	1,797	49,220
Ralcorp Holdings, Inc.* .	1,203	31,326
Farmer Bros. Co	100	30,704
Interstate Bakeries Corp.	2,800	29,400
J & J Snack Foods Corp.*	3	91

Total Food Products		382,587

Personal Products 0.4%
Del Laboratories, Inc.* .	2,897	54,493
Revlon, Inc.*	18,812	51,921
NBTY, Inc.*	2,398	45,466

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT 35

MEKROS FUND

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2003

		MARKET
		VALUE
SHARES		(NOTE 1)

Chattem, Inc.*	2,802	$43,123
Nu Skin Enterprises, Inc.	2	20

Total Personal Products		195,023

Food & Drug Retailing 0.3%
Ruddick Corp	4,602	56,605
Seven-Eleven, Inc.*	6,008	41,816
Duane Reade, Inc.*	2,998	38,015
Weis Markets, Inc	696	21,304
Wild Oats Markets, Inc.*	2	18
Great Atlantic & Pacific Tea
Co.*	4	17
Pathmark Stores, Inc.*	1	7

Total Food & Drug Retailing		157,782

Beverages 0.2%
National Beverage Corp.*	3,604	50,348
Boston Beer, Inc.*	3,304	41,498
Robert Mondavi*	700	14,035

Total Beverages		105,881

Tobacco 0.1%
Schweitzer-Mauduit	2,297	51,682
Universal Corp. - Va	4	151

Total Tobacco		51,833

Household Products 0.1%
Wd 40 Co	1,397	34,646

Total Household Products		34,646

Total Consumer Staples		927,752

TELECOMMUNICATION SERVICES 1.1%

Diversified Telecommunication
Services 0.6%
Commonwealth Telephone
Entrp, Inc.*	2,001	77,679
Broadwing, Inc.*	18,613	74,452
Talk America Holdings,
Inc.*	9,405	68,177
Golden Telecom, Inc.*	2,599	38,725
Infonet Service Corp.* .	24,811	31,758

Total Diversified
Telecommunication Services		290,791

		MARKET
		VALUE
	SHARES	(NOTE 1)

Wireless Telecommunication
Services 0.5%
EMS Technologies, Inc.*	8,605	$120,126
At Road, Inc.*	8,801	59,495
Crown Castle
International Corp.*	. 6,803	37,416
Triton PCS Hldgs, Inc.*.	13,110	28,843
Nextel Partners, Inc.*	4,200	21,168

Total Wireless
Telecommunication Services		267,048

Total Telecommunication
Services		557,839

Total Common Stocks
(Cost $26,606,687)		27,250,663

	FACE
	AMOUNT

FEDERAL AGENCY DISCOUNT
NOTES 36.7%
Federal Farm Credit Bank
1.18% due 04/08/03	$19,000,000	18,995,641

Total Federal Agency
Discount Notes
(Cost $18,995,641)		18,995,641

REPURCHASE AGREEMENTS 10.7%
Repurchase Agreement (Note 4)
1.29% due 04/01/03	1,848,406	1,848,406
1.25% due 04/01/03	1,848,406	1,848,406
1.20% due 04/01/03	1,848,406	1,848,406

Total Repurchase Agreements
(Cost $5,545,218)		5,545,218

Total Investments 100%
(Cost $51,147,546)		$51,791,522

* Non-Income Producing Securities

See Notes to Financial Statements.

MEKROS FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 Russell 2000 Futures Contracts
(Aggregate Market Value of Contracts $18,876,000)	104	$221,222

	UNITS

EQUITY INDEX SWAP AGREEMENT
May 2003 Russell 2000 Index Swap, Maturing 05/16/03*
(Total Notional Value $22,796,964)	62,120	$248,741

* Price Return based on Russell 2000 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT 37

U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS	March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

U.S.TREASURY OBLIGATIONS 95.2%
U.S.Treasury Bond
5.38% due 02/15/31	$47,223,000	$51,196,374

Total U.S.Treasury Obligations
(Cost $48,348,925)		51,196,374

REPURCHASE AGREEMENTS 4.8%
Repurchase Agreement (Note 4)
1.29% due 04/01/03	865,456	865,456
1.25% due 04/01/03	865,456	865,456
1.20% due 04/01/03	865,456	865,456

Total Repurchase Agreements
(Cost $2,596,368)		2,596,368

Total Investments 100%
(Cost $50,945,293)		$53,792,742

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 U.S.Treasury Bond Futures Contracts
(Aggregate Market Value of Contracts $17,171,250)	152	$175,026

LARGE-CAP EUROPE FUND

SCHEDULE OF INVESTMENTS	March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 100.0%
Fannie Mae
1.20% due 04/07/03	$4,000,000	$3,999,200

Total Federal Agency Discount Notes
(Cost $3,999,200)		3,999,200

Total Investments 100%
(Cost $3,999,200)		$3,999,200

		UNREALIZED
		GAIN
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 Euro Currency Futures Contracts Purchased
(Aggregate Market Value of Contracts $271,700)	2	$1,813

	UNITS

EQUITY INDEX SWAP AGREEMENT
April 2003 Dow Jones Europe STOXX 50 Index Swap, Maturing 04/09/03*
(Total Notional Value $8,497,224)	3,672	$119,481

*Price Return based on Dow Jones Europe STOXX 50 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT 39

LARGE-CAP JAPAN FUND

SCHEDULE OF INVESTMENTS	March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 100.0%
Fannie Mae
1.19% due 04/07/03	$2,000,000	$1,999,633

Total Federal Agency Discount Notes
(Cost $1,999,633)		1,999,633

Total Investments 100%
(Cost $1,999,633)		$1,999,633

		UNREALIZED
		LOSS
	CONTRACTS	(NOTE 1)

FUTURES CONTRACTS PURCHASED
June 2003 Nikkei 225 Futures Contracts
(Aggregate Market Value of Contracts $119,025)	3	$(168)

	UNITS

EQUITY INDEX SWAP AGREEMENT
April 2003 Topix 100 Index Swap, Maturing 04/09/03*
(Total Notional Value $3,453,029)	682,421	$(43,837)

*Price Return based on Topix 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS	March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 73.8%
Fannie Mae
1.27% due 04/21/03†	$25,000,000	$24,982,361
1.23% due 04/29/03	25,000,000	24,976,083
1.22% due 05/28/03	25,000,000	24,951,708
1.24% due 07/02/03†	25,000,000	24,920,778
1.23% due 07/23/03	25,000,000	24,903,479
1.25% due 01/09/04	25,000,000	24,754,340
1.23% due 04/30/03†	20,000,000	19,980,183
1.24% due 06/02/03	20,000,000	19,957,289
1.23% due 04/16/03	15,000,000	14,992,313
1.33% due 12/12/03	3,500,000	3,467,027
Farmer Mac
1.23% due 04/03/03	25,000,000	24,998,292
1.22% due 04/30/03	25,000,000	24,975,431
1.22% due 05/02/03	25,000,000	24,973,736
1.18% due 06/27/03	25,000,000	24,928,708
1.24% due 04/04/03	15,000,000	14,998,450
1.20% due 04/10/03	10,000,000	9,997,000
Federal Farm Credit Bank
1.09% due 06/09/03	25,000,000	24,947,771
1.25% due 10/15/03†	25,000,000	24,828,993
1.16% due 04/09/03	10,000,000	9,997,422
Federal Home Loan Bank
1.21% due 04/02/03	50,000,000	49,998,319
1.15% due 04/10/03	50,000,000	49,985,625
1.17% due 04/17/03	50,000,000	49,974,000
1.20% due 04/02/03	25,000,000	24,999,167
1.23% due 04/02/03	25,000,000	24,999,149
1.14% due 04/04/03	25,000,000	24,997,625
1.15% due 04/09/03	25,000,000	24,993,611
1.22% due 04/09/03	25,000,000	24,993,222
1.15% due 04/11/03	25,000,000	24,992,014
1.22% due 04/11/03	25,000,000	24,991,528
1.21% due 04/16/03	25,000,000	24,987,396
1.22% due 04/23/03	25,000,000	24,981,361
1.22% due 04/25/03	25,000,000	24,979,667
1.21% due 05/07/03	25,000,000	24,969,750
1.22% due 05/16/03	25,000,000	24,961,875
1.22% due 06/04/03	25,000,000	24,945,778

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

Freddie Mac
1.23% due 04/17/03	50,000,000	49,972,667
1.21% due 04/01/03	25,000,000	25,000,000
1.22% due 04/01/03	25,000,000	25,000,000
1.15% due 04/08/03	25,000,000	24,994,410
1.22% due 04/08/03	25,000,000	24,994,070
1.22% due 04/10/03	25,000,000	24,992,375
1.22% due 05/22/03	25,000,000	24,956,792
1.22% due 05/29/03†	25,000,000	24,950,861
1.23% due 05/29/03†	25,000,000	24,950,458
1.23% due 11/07/03	25,000,000	24,812,847
1.23% due 12/15/03	25,000,000	24,779,625
1.31% due 12/31/03	20,000,000	19,800,589
1.22% due 05/15/03	15,000,000	14,977,633

Total Federal Agency Discount Notes
(Cost $1,201,463,778)	1,201,463,778

FEDERAL AGENCY BONDS 2.5%
Federal Home Loan Bank Bond
1.25% due 04/08/04	25,000,000	25,000,000
1.18% due 04/08/04	15,000,000	14,996,811

Total Federal Agency Bonds
(Cost $39,996,811)		39,996,811

TIME DEPOSITS 1.4%
EuroTime Deposits
1.31% due 04/01/03	22,000,000	22,000,000

Total Time Deposits
(Cost $22,000,000)		22,000,000

BANK NOTES 9.5%
World Bank Discount Note
1.15% due 04/07/03	25,000,000	24,995,208
1.20% due 04/11/03	25,000,000	24,991,667
1.22% due 04/11/03	25,000,000	24,991,528
1.15% due 04/14/03	25,000,000	24,989,618
1.14% due 05/06/03	25,000,000	24,972,291
1.21% due 04/03/03	15,000,000	14,998,992
1.23% due 04/03/03	15,000,000	14,998,975

Total Bank Notes
(Cost $154,938,279)
		154,938,279

† All or a portion of this security is on loan at March 31, 2003—See Note 10.

See Notes to Financial Statements.

ANNUAL REPORT 41

U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)	March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

REPURCHASE AGREEMENTS 12.8%
Joint Repurchase Agreement (Note 4)
1.29% due 04/01/03	$23,710,772	$23,710,772
1.25% due 04/01/03	23,710,772	23,710,772
1.20% due 04/01/03	23,710,772	23,710,772

Individual Repurchase Agreement
Lehman Brothers, Inc. at 1.30% due 04/01/03	137,785,965	137,785,965
(Secured by U.S.Treasury Bills, at a rate of 0.0% and
maturing 05/15/03 and 09/11/03, as collateral, with a market value of$140,544,040)
Total Repurchase Agreements
(Cost $208,918,281)		$208,918,281

Total Investments 100%
(Cost $1,627,317,149)		$1,627,317,149

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

	Nova	Ursa
	Fund	Fund

ASSETS
Investments in Master Portfolio* (Note 3)	$170,792,960	$529,062,491
Securities at Value** (Notes 1,2 and 4)	—	—
Investments of Securities Lending Collateral (Note 10)	—	—
Investment Income Receivable (Note 1)	—	—
Cash in Custodian Bank	—	—
Segregated Cash with Broker (Note 1)	—	—
Receivable for Securities Sold (Note 1)	6,234,657	—
Receivable for Shares Purchased	12,795,283	20,104,604
Receivable from Master Portfolio	899	978

Total Assets	189,823,799	549,168,073

LIABILITIES
Investment Advisory Fee Payable (Note 5)	—	—
Payable for Securities Purchased (Note 1)	—	1,278,016
Portfolio Accounting Fee Payable (Note 5)	12,596	40,663
Payable for Equity Index Swap Settlement (Note 1)	—	—
Payable for Futures Contracts Settlement (Note 1)	—	—
Payable upon Return of Securities Loaned (Note 10)	—	—
Liability for Shares Redeemed	18,975,567	18,637,042
Custody Fees Payable	—	—
Transfer Agent Fee Payable (Note 5)	31,489	129,812
Distribution and Service Fee Payable (Note 5)	24,161	47,797
Other Liabilities	71,484	209,170

Total Liabilities	19,115,297	20,342,500

NET ASSETS (NOTE 9)	$170,708,502	$528,825,573

INVESTOR CLASS:
Net Assets	$130,951,278	$471,599,611
Shares Outstanding	8,427,709	36,115,637
Net Asset Value Per Share	$15.54	$13.06
ADVISORCLASS:
Net Assets	$27,129,855	$39,686,234
Shares Outstanding	1,788,518	3,124,049
Net Asset Value Per Share	$15.17	$12.70
H CLASS:
Net Assets	N/A	N/A
Shares Outstanding
Net Asset Value Per Share
C CLASS:
Net Assets	$12,627,369	$17,539,728
Shares Outstanding	830,553	1,370,625
Net Asset Value Per Share	$15.20	$12.80

*	The cost of Investment in Master Portfolio is $173,565,549, $518,034,942, $0, $153,412,654, $0 and $0, respectively.
**	The cost of Securities atValue is $0, $0, $557,303,353,$ 0, $17,538,061 and $51,147,546, respectively.
See Notes to Financial Statements.

ANNUAL REPORT 43

March 31, 2003

OTC	Arktos	Medius	Mekros
Fund	Fund	Fund	Fund
———–——	———–——	———–——	———–——

$—	$149,146,848	$—	$—
702,481,262	—	18,100,561	51,791,522
283,037,211	—	—	—
15,112	—	12,833	68,484
—	—	—	3,330,000
4,941,000	—	1,178,908	4,785,467
—	—	—	5,809,277
61,918,792	11,850,926	3,366,579	4,518,381
—	433	—	—
——–––—–——	——–—–——	––——–——	–—–—–——
1,052,393,377	160,998,207	22,658,881	70,303,131
——–––—–——	——–—–——	––——–——	–—–—–——

331,819	—	12,253	26,185
38,760,376	5,813,839	—	—
36,457	13,495	1,361	2,909
—	—	294,538	146,410
1,619,550	—	64,375	437,956
283,037,211	—	—	—
22,037,697	5,986,162	2,019,850	24,018,351
17,697	—	703	1,164
110,606	33,737	3,404	7,274
20,335	3,693	6,363	10,953
252,722	58,608	11,812	21,232
——–––—–——	——–—–——	––——–——	–—–—–——
346,224,470	11,909,534	2,414,659	24,672,434
——–––—–——	——–—–——	––——–——	–—–—–——
$706,168,907	$149,088,673	$20,244,222	$45,630,697
——–––—–——	——–—–——	––——–——	–—–—–——

$653,999,281	$146,415,915	N/A	N/A
93,169,512	3,874,866
$7.02	$37.79

$43,838,878	N/A	N/A	N/A
6,397,369
$6.85

N/A	N/A	$14,633,748	$32,101,057
		912,179	2,480,748
		$16.04	$12.94

$8,330,748	$2,672,758	$5,610,474	$13,529,640
1,213,860	72,401	353,957	1,061,388
$6.86	$36.92	$15.85	$12.75

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	U.S.
	Government	Juno
	Bond Fund	Fund

ASSETS
Investments in Master Portfolio* (Note 3)	$—	$189,968,334
Securities at Value** (Notes 1, 2 and 4)	53,792,742	—
Investments of Securities Lending Collateral (Note 10)	—	—
Receivable for Futures Contracts Settlement (Note 1)	219,537	—
Investment Income Receivable (Note 1)	315,617	—
Cash in Custodian Bank	—	—
Segregated Cash with Broker (Note 1)	354,000	—
Receivable for Securities Sold (Note 1)	10,024,656	5,515,020
Receivable for Shares Purchased	3,935,123	4,049,929
Receivable from Master Portfolio	—	102
	–——––——	––——––——
Total Assets	68,641,675	199,533,385
	–——––——	––——––——
LIABILITIES
Investment Advisory Fee Payable (Note 5)	21,904	—
Portfolio Accounting Fee Payable (Note 5)	4,381	13,334
Payable for Equity Index Swap Settlement (Note 1)	—	—
Payable for Futures Contracts Settlement (Note 1)	—	—
Payable upon Return of Securities Loaned (Note 10)	—	—
Liability for Shares Redeemed	15,045,225	9,476,722
Dividends Payable	6,187	4
Custody Fees Payable	1,763	—
Transfer Agent Fee Payable (Note 5)	8,762	33,337
Distribution and Service Fee Payable (Note 5)	2,777	41,557
Other Liabilities	17,736	41,194
	–——––——	––——––——
Total Liabilities	15,108,735	9,606,148
	–——––——	––——––——
NET ASSETS (NOTE 9)	$53,532,940	$189,927,237
	–——––——	––——––——
INVESTOR CLASS:
Net Assets	$51,369,528	$128,957,782
Shares Outstanding	4,689,808	6,074,787
Net Asset Value Per Share	$10.95	$21.23
ADVISOR CLASS:
Net Assets	N/A	N/A
Shares Outstanding
Net Asset Value Per Share
H CLASS:
Net Assets	N/A	N/A
Shares Outstanding
Net Asset Value Per Share
C CLASS:
Net Assets	$2,163,412	$60,969,455
Shares Outstanding	197,140	2,920,593
Net Asset Value Per Share	$10.97	$20.88
INSTITUTIONAL CLASS
Net Assets	N/A	N/A
Shares Outstanding
Net Asset Value Per Share
*	The cost of Investment in Master Portfolio is $0, $189,342,362, $0, $0 and $0, respectively.
**	The cost of Securities atValue is $50,945,293, $0, $3,999,200, $1,999,633 and $1,627,317,149, respectively.
See Notes to Financial Statements.

ANNUAL REPORT 45

March 31, 2003

		U.S.
Large-Cap	Large-Cap	Government
Europe	Japan	Money
Fund	Fund	Market Fund
——––——	———–——	—–——–——

$—	$—	$ —
3,999,200	1,999,633	1,627,317,149
—	—	140,000,000
2,925	—	—
—	—	26,740
896,015	248,075	44
2,019,391	550,908	—
—	—	—
150,442	42,069	135,940,662
—	—	—
———–——	——––——	–———–––——
7,067,973	2,840,685	1,903,284,595
———–——	——––——	–———–––——

4,794	4,325	678,716
533	481	65,356
57,191	43,154	—
—	5,149	—
—	—	140,000,000
343,941	88,317	93,571,953
—	—	36,886
308	306	54,546
1,332	1,201	263,196
1,700	1,295	113,391
2,939	4,576	558,424
———–——	——––——	–———–––——
412,738	148,804	235,342,468
———–——	——––——	–———–––——
$6,655,235	$2,691,881	$1,667,942,127
———–——	——––——	–———–––——

N/A	N/A	$1,218,675,732
		1,219,104,298
		$1.00

N/A	N/A	$187,512,740
		187,768,459
		$1.00

$4,698,039	$2,682,768	N/A
475,341	422,155
$9.88	$6.35

$1,957,196	$9,113	$201,745,485
200,992	1,441	201,744,979
$9.74	$6.32	$1.00

N/A	N/A	$60,008,170
		60,008,170
		$1.00

STATEMENTS OF OPERATIONS

	Nova	Ursa
	Fund	Fund
	———–——	———–——
INVESTMENT INCOME
Interest (Note 1)	$—	$—
Interest from Securities Lending	—	—
Dividends, Net of Foreign Tax Withheld* (Note 1)	1,743,025	2,319,042
Other Income	—	—
	———–––——	————–——
Total Income	1,743,025	2,319,042
	———–––——	————–——
EXPENSES
Advisory Fees (Note 5)	—	—
Transfer Agent Fees (Note 5)	479,921	1,110,714
Distribution & Service Fees (Note 5):
Advisor Class	168,022	128,632
H Class	—	—
C Class	104,433	125,862
Audit and Outside Services	38,000	52,643
Accounting Fees (Note 5)	191,427	383,247
Registration Fees	91,209	153,025
Trustees' Fees	13,255	19,282
Custodian Fees	—	—
Printing Expenses	43,931	78,211
Miscellaneous	70,884	266,396
	———–––——	————–——
Total Expenses	1,201,082	2,318,012
	———–––——	————–——
Net Investment Income (Loss)	541,943	1,030
	———–––——	————–——
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(83,894,182)	101,067,765
Equity Index Swaps	—	—
Futures Contract	—	—
	———–––——	————–——
Total Net Realized Gain (Loss)	(83,894,182)	101,067,765
	———–––——	————–——
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(31,004,311)	(35,596,840)
Equity Index Swaps	—	—
Futures Contracts	—	—
	———–––——	————–——
Net Change in Unrealized Appreciation (Depreciation)	(31,004,311)	(35,596,840)
	———–––——	————–——
Net Gain (Loss) on Investments	(114,898,493)	65,470,925
	———–––——	————–——
Net Increase (Decrease) in Net Assets from Operations	$(114,356,550)	$65,471,955
	———–––——	————–——

* Net of foreign tax withheld of $0, $0, $1,253, $0, $0, and $674, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 47

Year Ended March 31, 2003

OTC	Arktos	Medius	Mekros
Fund	Fund	Fund	Fund
———–——	——––——	——–——	——––——

$215,712	$—	$289,718	$417,134
91,876	—	204	769
713,796	28,000,000	244,679	464,513
—	—	—	27
——–—–——	———–——	——————	———–——
1,021,384	28,000,000	534,601	882,443
——–—–——	———–——	——————	———–——

4,004,889	—	349,631	533,595
1,335,851	379,917	97,202	148,344

123,240	—	—	—
—	—	88,093	123,648
33,924	27,635	37,567	99,236
139,157	21,001	9,433	13,913
447,781	151,916	38,848	59,288
300,871	57,330	20,852	31,470
40,059	9,066	2,911	4,321
216,835	—	16,785	24,641
132,875	29,998	9,766	14,049
148,745	77,132	10,253	17,768
——–—–——	———–——	——————	———–——
6,924,227	753,995	681,341	1,070,273
——–—–——	———–——	——————	———–——
(5,902,843)	27,246,005	(146,740)	(187,830)
——–—–——	———–——	——————	———–——

(129,162,666)	(29,420,825)	(8,205,696)	(3,882,144)
—	—	(10,997,839)	(17,516,051)
(6,152,926)	—	(3,697,733)	(8,769,732)
——–—–——	———–——	——————	———–——
(135,315,592)	(29,420,825)	(22,901,268)	(30,167,927)
——–—–——	———–——	——————	———–——

(114,179,371)	11,571,419	(2,308,995)	(5,966,164)
—	—	(2,215,036)	(3,788,403)
(993,601)	—	(112,727)	(92,474)
——–—–——	———–——	——————	———–——
(115,172,972)	11,571,419	(4,636,758)	(9,847,041)
——–—–——	———–——	——————	———–——
(250,488,564)	(17,849,406)	(27,538,026)	(40,014,968)
——–—–——	———–——	——————	———–——
$(256,391,407)	$9,396,599	$(27,684,766)	$(40,202,798)

STATEMENTS OF OPERATIONS (concluded)

	U.S.
	Government	Juno
	Bond Fund	Fund
	———––——	——––——
INVESTMENT INCOME
Interest (Note 1)	$2,583,011	$—
Interest from Securities Lending	—	—
	–—————	–—————
Total Income	2,583,011	—
	–—————	–—————
EXPENSES
Advisory Fees (Note 5)	259,870	—
Transfer Agent Fees (Note 5)	103,996	190,896
Distribution & Service Fees (Note 5):
Advisor Class	—	—
H Class	—	—
C Class	14,139	136,625
Audit and Outside Services	6,662	6,480
Accounting Fees (Note 5)	51,974	76,345
Registration Fees	18,368	21,627
Trustees' Fees	3,183	3,374
Custodian Fees	20,972	—
Printing Expenses	10,873	10,727
Miscellaneous	28,751	51,757
	–—————	–—————
Total Expenses	518,788	497,831
	–—————	–—————
Less Institutional Class Expenses Reimbursed by Advisor (Note 5)	—	—
Less Expenses Waived by Servicer (Note 5)
C Class	—	—
Institutional Class	—	—
Less Expenses Waived by Distributors (Note 5)
Advisor Class	—	—
C Class	—	—
	–—————	–—————
Total Reimbursed/Waived Expenses	—	—
	–—————	–—————
Net Expenses	518,788	497,831
	–—————	–—————
Net Investment Income (Loss)	2,064,223	(497,831)
	–—————	–—————
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(2,700,412)	(9,220,393)
Equity Index Swaps	—	—
Futures Contract	514,696	—
	–—————	–—————
Total Net Realized Loss	(2,185,716)	(9,220,393)
	–—————	–—————
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	2,824,507	(1,478,617)
Equity Index Swaps	—	—
Futures Contracts	189,485	—
	–—————	–—————
Net Change in Unrealized Appreciation (Depreciation)	3,013,992	(1,478,617)
	–—————	–—————
Net Gain (Loss) on Investments	828,276	(10,699,010)
	–—————	–—————
Net Increase (Decrease) in Net Assets from Operations	$2,892,499	$(11,196,841)
	–—————	–—————

* Net of foreign tax withheld of $0, $0, $0, $0 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT 49

Year Ended March 31, 2003

		U.S.
Large-Cap	Large-Cap	Government
Europe	Japan	Money
Fund	Fund	Market Fund
——–——	——––——	——–—–——

$223,973	$270,390	$26,888,735
—	—	38,304
——–———	———–——	–—————
223,973	270,390	26,927,039
——–———	———–——	–—————

130,445	149,901	8,267,843
36,248	41,678	3,303,268

—	—	1,594,428
35,341	41,394	—
3,732	966	1,397,364
1,810	3,576	257,865
14,494	16,656	830,951
7,590	8,099	662,692
802	1,157	103,991
5,940	6,901	666,834
2,803	4,165	344,809
6,674	6,534	752,965
——–———	———–——	–—————
245,879	281,027	18,183,010
——–———	———–——	–—————
—	—	(22,410)

—	—	(136,420)
—	—	(57,130)

—	—	(123,335)
—	—	(436,924)
——–———	———–——	–—————
—	—	(776,219)
——–———	———–——	–—————
245,879	281,027	17,406,791
——–———	———–——	–—————
(21,906)	(10,637)	9,520,248
——–———	———–——	–—————

—	(16)	—
(8,350,417)	(8,830,702)	—
88,650	(363,404)
——–———	———–——	–—————
(8,261,767)	(9,194,122)	—
——–———	———–——	–—————

—	—	—
179,829	1,561,284	—
1,813	(8,917)	—
——–———	———–——	–—————
181,642	1,552,367	—
——–———	———–——	–—————
(8,080,125)	(7,641,755)	—
——–———	———–——	–—————
$(8,102,031)	$(7,652,392)	$9,520,248
——–———	———–——	——–———

STATEMENTS OF CHANGES IN NET ASSETS

	Nova Fund
	—––——––—––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	—–––––————	—––––——––
FROM OPERATIONS
Net Investment Income (Loss)	$541,943	$1,017,910
Net Realized Gain (Loss) on Investments, Swaps and Futures	(83,894,182)	(53,150,916)
Net Change in Unrealized Appreciation
(Depreciation) of Investments, Swaps and Futures	(31,004,311)	28,231,722
	–––––—–———	—––—–———
Net Increase (Decrease) in Net Assets from Operations	(114,356,550)	(23,901,284)
	–––––—–———	—––—–———
Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	(1,144,021)
Advisor Class	—	(170,559)
H Class	—	—
C Class	—	(16,765)
	–––––—–———	—–––————
Total Distributions to Shareholders	—	(1,331,345)
	–––––—–———	—––—–———
Net Increase (Decrease) in Net Assets
From Share Transactions (Note 8)	(6,916,336)	27,585,708
	–––––—–———	—––—–———
Net Increase (Decrease) in Net Assets	(121,272,886)	2,353,079
Net Assets—Beginning of Year	291,981,388	289,628,309
	–––––—–———	—––—–———
Net Assets—End of Year	$170,708,502	$291,981,388
	–––––—–———	—–––————

See Notes to Financial Statements.

ANNUAL REPORT 51

Ursa Fund		OTC Fund		Arktos Fund
—––———––––		—––———––––––——————		—––———––––——————
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002
—–––––————	—–––———	—––––————	—––—–——	–––––————	—–––———

$1,030	$3,650,412	$(5,902,843)	$(10,044,557)	$27,246,005	$2,748,558
101,067,765	(3,641,990)	(135,315,592)	(260,987,021)	(29,420,825)	20,083,580

(35,596,840)	(6,096,721)	(115,172,972)	163,236,450	11,571,419	(32,701,973)
—––————	—–––————	–—––————	—––—–————	—––————	—––————
65,471,955	(6,088,299)	(256,391,407)	(107,795,128)	9,396,599	(9,869,835)
—––————	—–––————	–—––————	—––—–————	—––————	—––————

(2,899,882)	(858,957)	—	—	(4,795,888)	(821,586)
(132,734)	(33,858)	—	—	—	—
—	—	—	—	—	—
(72,651)	(1,704)	—	—	(79,729)	(3,414)
—––————	—–––————	–—––————	—––—–————	—––————	—––————
(3,105,267)	(894,519)	—	—	(4,875,617)	(825,000)
—––————	—–––————	–—––————	—––—–————	—––————	—––————

237,917,856	9,690,096	154,541,514	(164,901,895)	28,667,412	47,545,098
—––————	—–––————	–—––————	—––—–————	—––————	—––————
300,284,544	2,707,278	(101,849,893)	(272,697,023)	33,188,394	36,850,263
228,541,029	225,833,751	808,018,800	1,080,715,823	115,900,279	79,050,016
—––————	—–––————	–—––————	—––—–————	—––————	—––————
$528,825,573	$228,541,029	$706,168,907	$808,018,800	$149,088,673	$115,900,279
—––————	—–––————	––––––————	—––—–————	—––————	—––————

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Medius Fund
	—––——––—––––——————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—–––––————	—––––——––
FROM OPERATIONS
Net Investment Income (Loss)	$(146,740)	$(32,304)
Net Realized Loss on Investments, Swaps and Futures	(22,901,268)	(361,074)
Net Change in Unrealized Appreciation
(Depreciation) of Investments, Swaps and Futures	(4,636,758)	5,314,265
	—––—–———	—––—–———
Net Increase (Decrease) in Net Assets from Operations	(27,684,766)	4,920,887
	—––—–———	—––—–———
Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	—
Advisor Class	—	—
H Class	(171,769)	—
C Class	(19,802)	—
Realized Gain on Investments:
Investor Class	—	—
Advisor Class	—	—
H Class	—	—
C Class	—	—
	—––—–———	—––—–———
Total Distributions to Shareholders	(191,571)	—
	—––—–———	—––—–———
Net Increase (Decrease) in Net Assets
From Share Transactions (Note 8)	(69,789,373)	112,989,045
	—––—–———	—––—–———
Net Increase (Decrease) in Net Assets	(97,665,710)	117,909,932
Net Assets—Beginning of Period	117,909,932	—
	—––—–———	—––—–———
Net Assets—End of Period	$20,244,222	$117,909,932
	—––—–———	—––—–———

* Since the commencement of operations:August 16, 2001—Medius Fund.

See Notes to Financial Statements.

ANNUAL REPORT 53

Mekros Fund		U.S. Government Bond Fund		Juno Fund
—––———––––——————		—––———––––––——————		—––———––––——————
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002
—–––––————	—–––———	—––––————	—––—–——	—–––––————	—–––———

$(187,830)	$483,088	$2,064,223	$1,791,020	$(497,831)	$183,441
(30,167,927)	(11,288,079)	(2,185,716)	(4,631,481)	(9,220,393)	(475,204)

(9,847,041)	10,827,276	3,013,992	1,230,447	(1,478,617)	1,912,797
—––————	—–––————	—––————	—––————	—––————	—–————
(40,202,798)	22,285	2,892,499	(1,610,014)	(11,196,841)	1,621,034
—––————	—–––————	—––————	—––————	—––————	—–————

—	—	(2,023,746)	(1,782,170)	(59,275)	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	(40,477)	(8,851)	(10,152)	—

—	—	—	—	—	—
—	—	—	—	—	—
(173,942)	—	—	—	—	—
(9,606)	—	—	—	—	—
—––————	—–––————	—––————	—––————	—––————	—–————
(183,548)	—	(2,064,223)	(1,791,021)	(69,427)	—
—––————	—–––————	—––————	—––————	—––————	—–————

(54,632,052)	103,920,662	38,357,887	(62,937,741)	168,023,827	19,101,527
—––————	—–––————	—––————	—––————	—––————	—–————
(95,018,398)	103,942,947	39,186,163	(66,338,776)	156,757,559	20,722,561
140,649,095	36,706,148	14,346,777	80,685,553	33,169,678	12,447,117
—––————	—–––————	—––————	—––————	—––————	—–————
$45,630,697	$140,649,095	$53,532,940	$14,346,777	$189,927,237	$33,169,678
—––————	—–––————	—––————	—––————	—––————	—–————

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Large-Cap
	Europe Fund
	—––———––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	——––––———	—————
FROM OPERATIONS
Net Investment Income (Loss)	$(21,906)	$137,609
Net Realized Gain (Loss) on Investments	(8,261,767)	(3,303,917)
Net Change in Unrealized Appreciation
(Depreciation) of Investments	181,642	418,905
	—–—–——––	—–—––——––
Net Increase (Decrease) in Net Assets from Operations	(8,102,031)	(2,747,403)
	—–—–——––	—–—––——––
Distributions to Shareholders from: (Note 1)
Net Investment Income:
Investor Class	—	—
Advisor Class	—	—
H Class	—	—
C Class	—	—
Institutional Class	—	—
	—–—–——––	—–—––——––
Total Distributions to Shareholders	—	—
	—–—–——––	—–—––——––
Net Increase (Decrease) in Net Assets
From Share Transactions (Note 8)	4,944,471	2,583,073
	—–—–——––	—–—––——––
Net Increase (Decrease) in Net Assets	(3,157,560)	(164,330)
Net Assets—Beginning of Year	9,812,795	9,977,125
	—–—–——––	—–—––——––
Net Assets—End of Year	$6,655,235	$9,812,795
	—–—–——––	—–—––——––

See Notes to Financial Statements.

ANNUAL REPORT 55

Large-Cap		U.S. Government
Japan Fund		Money Market Fund
—––———––––—————		—––———––––——————
Year	Year	Year	Year
Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002
—––––————	—————	—––––————	—————

$(10,637)	$148,170	$9,520,248	$28,462,273
(9,194,122)	(2,608,524)	—	14,613

1,552,367	(910,206)	—	—
—––––———	—–––———	—––—–————	—––—–————
(7,652,392)	(3,370,560)	9,520,248	28,476,886
—––––———	—–––———	—––—–————	—––—–————

—	—	(8,203,812)	(20,280,653)
—	—	(1,050,597)	(7,692,830)
—	—	—	—
—	—	(82,113)	(488,790)
—	—	(183,726)	—
—––––———	—–––———	—––—–————	—––—–————
—	—	(9,520,248)	(28,462,273)
—––––———	—–––———	—––—–————	—––—–————

(13,540,916)	12,649,533	269,232,701	(38,890,149)
—––––———	—–––———	—––—–————	—––—–————
(21,193,308)	9,278,973	269,232,701	(38,875,536)
23,885,189	14,606,216	1,398,709,426	1,437,584,962
—––––———	—–––———	—––—–————	—––—–————
$2,691,881	$23,885,189	$1,667,942,127	$1,398,709,426
—––––———	—–––———	—––—–————	—––—–————

FINANCIAL HIGHLIGHTS

	Investor Class
	—––––––––––––––––––––––————
	Nova Fund
	—––––––––––––––––––––––————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	———–——	—–————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$25.56	$26.85
	—————	—————
Net Investment Income†	.08	.12
Net Realized and Unrealized Gains
(Losses) on Securities	(10.10)	(1.28)
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	(10.02)	(1.16)
Distributions to Shareholders from:
Net Investment Income	—	(.13)
	—————	—————
Net Increase (Decrease) in Net Asset Value	(10.02)	(1.29)
	—————	—————
Net Asset Value—End of Year	$15.54	$25.56

Total Investment Return	(39.20)%	(4.36)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.27%††	1.16%††
Net Expenses	1.27%††	1.16%††
Net Investment Income	0.44%	0.44%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	603%	401%
Net Assets, End of Year (000’s omitted)	$130,951	$222,251

†	Calculated using the average daily shares outstanding for the year.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 57

	Investor Class
———————————––––––––––––––—––––––––––––
	Nova Fund
———————————––––––––––––––—––––––––––––
Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999
——––––—	——–——	——–——

$41.93	$34.87	$29.82
—————	—————	—————
.33	.47	.45

(15.41)	6.60	5.01
—————	—————	—————

(15.08)	7.07	5.46

—	(.01)	(.41)
—————	—————	—————
(15.08)	7.06	5.05
—————	—————	—————
$26.85	$41.93	$34.87

(35.96)%	20.29%	18.54%

1.34%	1.18%	1.19%
1.33%	1.18%	1.19%
0.89%	1.26%	1.47%

117%	311%	445%
$251,333	$748,147	$655,275

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––———————
	Ursa Fund
	—––––––––––––———————
	Year		Year
	Ended		Ended
	March 31,		March 31,
	2003		2002
	——––——		—–—–——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$10.45		$10.43
	—————		—————
Net Investment Income†	.01		.16
Net Realized and Unrealized Gains
(Losses) on Securities	2.67			(.10)
	—————		—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.68		.06
Distributions to Shareholders from:
Net Investment Income	(.07)			(.04)
	—————		—————
Net Increase (Decrease) in Net Asset Value	2.61		.02
	—————		—————
Net Asset Value—End of Year	$13.06		$10.45

Total Investment Return	25.65%		0.60%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.41	%††	1.31	%††
Net Expenses	1.41	%††	1.31	%††
Net Investment Income	0.06%		1.56%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000’s omitted)	$471,600		$214,498

†	Calculated using the average daily shares outstanding for the year.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
See Notes to Financial Statements.

ANNUAL REPORT 59

		Investor Class
–––––––––––––—––––––––––––
		Ursa Fund
–––––––––––––—––––––––––––
Year		Year	Year
Ended		Ended	Ended
March 31,		March 31,	March 31,
2001		2000	1999
——––––—		——–——	——–——

$7.68		$8.66	$9.92
—————		—————	—————
.40		.32	.25

2.41		(1.24)	(1.48)
—————		—————	—————

2.81		(.92)	(1.23)

(.06)		(.06)	(.03)
—————		—————	—————
2.75		(.98)	(1.26)
—————		—————	—————
$10.43		$7.68	$8.66

36.68%		(10.64)%	(12.47)%

1.37	%††	1.32%	1.39%
1.37	%††	1.31%	1.38%
4.69%		3.81%	3.29%

$222,939		$288,218	$482,340

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––––––––––––—
	OTC Fund
	—––––––––––––––––––––––—
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	——–——	—–———

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$10.16	$11.19
	—————	—————
Net Investment Loss†	(.08)	(.11)
Net Realized and Unrealized Gains (Losses)
on Securities	(3.06)	(.92)
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	(3.14)	(1.03)
Distributions to Shareholders from:
Net Realized Capital Gains	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	(3.14)	(1.03)
	—————	—————
Net Asset Value—End of Year	$7.02	$10.16

Total Investment Return	(30.91)%	(9.20)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.27%	1.08%
Net Expenses	1.27%	1.08%
Net Investment Loss	(1.08)%	(0.96)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	180%	109%
Net Assets, End of Year (000’s omitted)	$653,999	$783,637

†	Calculated using the average daily shares outstanding for the year.
††	Per share amounts for the year ended March 31, 1999 and March 31, 2000 have been restated to reflect a 3:1 stock split effective April 14, 2000.
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 61

	Investor Class
———––––––––––––––—–––––––––––––––
	OTC Fund
———––––––––––––––—–––––––––––––––
Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000††	1999††
——––——	———–——	——–——–——

$32.40	$15.90	$9.23
—————	—————	—————
(.24)	(.22)	(.12)

(20.80)	16.88	6.88
—————	—————	—————

(21.04)	16.66	6.76

(.17)	(.16)	(.09)
—————	—————	—————
(21.21)	16.50	6.67
—————	—————	—————
$11.19	$32.40	$15.90

(65.19)%	105.32%	73.73%

1.16%	1.15%	1.15%
1.16%	1.15%	1.15%
(1.01)%	(1.01)%	(0.97)%

228%	385%	773%
$1,043,848	$3,762,540	$1,277,571

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––––––––––––––——
	Arktos Fund
	—––––––––––––––––––––––––——
	Year		Year
	Ended		Ended
	March 31,		March 31,
	2003		2002
	———–——		—–————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$32.29		$35.76
	—————		—————
Net Investment Income†	7.34		1.01
Net Realized and Unrealized Gains (Losses)
on Securities	(.70)		(4.19)
	—————		—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	6.64		(3.18)
Distributions to Shareholders from:
Net Investment Income	(1.14)		(.29)
	—————		—————
Net Increase (Decrease) in Net Asset Value	5.50		(3.47)
	—————		—————
Net Asset Value—End of Period	$37.79		$32.29

Total Investment Return	20.39%		(8.84)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.42	%†††	1.35†	%†††
Net Expenses	1.42	%†††	1.35	%†††
Net Investment Income	18.11%		3.16%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	—		—
Net Assets, End of Period (000’s omitted)	$146,416		$113,904

†	Calculated using the average daily shares outstanding for the year.
††	Per share amounts for the periods ended March 31, 1999 and March 31, 2000 have been restated to reflect a 1:5 reverse stock split effective April 14, 2000.
†††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Commencement of Operations: September 3, 1998
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
For periods after March 31, 2000, portfolio turnover is calculated only for the Arktos Master Portfolio.
See Notes to Financial Statements.

ANNUAL REPORT 63

		Investor Class
———––––––––––––––—––––––––––
		Arktos Fund
———––––––––––––––—––––––––––
Year		Year	Period
Ended		Ended	Ended
March 31,		March 31,	March 31,
2001		2000††	1999††*
——––––—		——–——	——–——

$17.45		$40.20	$75.00
—————		—————	—————
1.08		.75	.65

17.23		(23.40)	(35.40)
—————		—————	—————

18.31		(22.65)	(34.75)

—		(.10)	(.05)
—————		—————	—————
18.31		(22.75)	(34.80)
—————		—————	—————
$35.76		$17.45	$40.20

104.93%		(56.39)%	(46.35)%

1.34	%†††	1.46%	1.38%**
1.33	%†††	1.46%	1.37%**
6.27%		2.67%	2.20%**

1,788%		1,157%	1,332%
$79,028		$103,160	$118,622

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––––––––——————
	U.S. Government Bond Fund
	—––––––––––––––––––——————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	———–——	———–——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$9.12	$9.82
	—————	—————
Net Investment Income†	.41	.43
Net Realized and Unrealized Gains
(Losses) on Securities	1.83	(.70)
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	2.24	(.27)
Distributions to Shareholders from:
Net Investment Income	(.41)	(.43)
Net Realized Capital Gain	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	1.83	(.70)
	—————	—————
Net Asset Value—End of Year	$10.95	$9.12

Total Investment Return	24.93%	(2.88)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	0.97%	0.88%
Net Expenses	0.97%	0.88%
Net Investment Income	4.00%	4.39%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*	2,404%	860%
Net Assets, End of Year (000’s omitted)	$51,370	$14,138

†	Calculated using the average daily shares outstanding for the year.
*	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT 65

Investor Class
———––––––––––––––—––––––––––
U.S. Government Bond Fund
———––––––––––––––—––––––––––
Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999
———–——	———–——	———–——

$9.34	$10.05	$10.04
—————	—————	—————
.42	.46	.42

.48	(.71)	.02
—————	—————	—————

.90	(.25)	.44

(.42)	(.46)	(.42)
—	—	(.01)
—————	—————	—————
.48	(.71)	.01
—————	—————	—————
$9.82	$9.34	$10.05
—————	—————	—————
9.81%	(2.26)%	4.24%

0.97%	0.93%	0.97%
0.96%	0.92%	0.96%
4.38%	5.01%	3.88%

1,107%	890%	1,339%
$80,686	$28,105	$27,623

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––––––––––––—
	Juno Fund
	—––––––––––––––––––––––—
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	——––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$26.40	$25.59
	—————	—————
Net Investment Income (Loss)†	(.04)	.27
Net Realized and Unrealized Gains (Losses)
on Securities	(5.13)	.54
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	(5.17)	.81
Distributions to Shareholders from:
Net Investment Income	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	(5.17)	.81
	—————	—————
Net Asset Value—End of Year	$21.23	$26.40

Total Investment Return	(19.53)%	3.17%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.41%††	1.41	%††
Net Expenses	1.41%††	1.41	%††
Net Investment Income (Loss)	(0.45)%	1.12%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000’s omitted)	$128,958	$32,293

†	Calculated using the average daily shares outstanding for the year.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Per share amounts for the years ended March 31, 1999 through March 31, 2002 have been restated to reflect a 1:3 reverse stock split effective February 10, 2003.
See Notes to Financial Statements.

ANNUAL REPORT 67

	Investor Class
———––––––––––––––—–––––––––––––
	Juno Fund
———––––––––––––––—–––––––––––––
Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001*	2000*	1999*
——––——	——––——	——––——

$27.00	$26.10	$25.95
—————	—————	—————
1.23	.93	.81

(2.64)	.12	(.60)
—————	—————	—————

(1.41)	1.05	.21

—	(.15)	(.06)
—————	—————	—————
(1.41)	.90	.15
—————	—————	—————
$25.59	$27.00	$26.10

(5.22)%	3.97%	0.78%

1.33%††	1.47%	1.57%
1.33%††	1.47%	1.56%
4.61%	3.39%	3.25%

$10,745	$9,941	$12,789

FINANCIAL HIGHLIGHTS (continued)

	Investor Class
	—––––––––––––––––––––––————
	U.S.Government
	Money Market Fund
	—––––––––––––––––––––––————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	———–——	———–——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Year	$1.00	$1.00
	—————	—————
Net Investment Income†	.01	.02
	—————	—————
Net Increase in Net Asset Value Resulting
from Operations	.01	.02
Distributions to Shareholders from:
Net Investment Income	(.01)	(.02)
	—————	—————
Net Increase in Net Asset Value	—	—
	—————	—————
Net Asset Value—End of Year	$1.00	$1.00

Net Investment Income	0.71%	2.35%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	0.92%	0.85%
Net Expenses	0.92%	0.85%
Net Investment Income	0.71%	2.23%

SUPPLEMENTARY DATA:
Net Assets, End of Year (000’s omitted)	$1,218,676	$979,433

† Calculated using the average daily shares outstanding for the year.

See Notes to Financial Statements.

ANNUAL REPORT

Investor Class
———————————––––––––––––––—––––––––––––
U.S. Government
Money Market Fund
———————————––––––––––––––—––––––––––––
Year	Year	Year
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999
———–——	———–——	———–——

$1.00	$1.00	$1.00
—————	—————	—————
.05	.04	.04
———–——	———–——	———–——

.05	.04	.04

(.05)	(.04)	(.04)
———–——	———–——	———–——
—	—	—
———–——	———–——	———–——
$1.00	$1.00	$1.00

5.48%	4.48%	4.55%

0.85%	0.89%	0.84%
0.85%	0.88%	0.83%
5.38%	4.36%	4.37%

$948,275	$686,198	$949,802

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class
	—–––––––––––––———————
	Nova Fund
	—–––––––––––––———————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	——––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$25.11	$26.52
	——––——	——––——
Net Investment Income (Loss)†	(.03)	(.01)
Net Realized and Unrealized Gains
(Losses) on Securities	(9.91)	(1.27)
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	(9.94)	(1.28)
Distributions to Shareholders from:
Net Investment Income	—	(.13)
In Excess of Net Investment Income	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	(9.94)	(1.41)
	—————	—————
Net Asset Value—End of Period	$15.17	$25.11

Total Investment Return	(39.59)%	(4.87)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.77%††	1.55%††
Net Expenses	1.77%††	1.55%††
Net Investment Income (Loss)	(0.17)%	(0.02)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	603%	401%
Net Assets, End of Period (000’s omitted)	$27,130	$59,375

†	Calculated using the average daily shares outstanding for the year.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Since the commencement of operations: October 15, 1998.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

	Advisor Class
—––––––––––––––––––––––———––————————
	Nova Fund
—––––––––––––––––––––––———––————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
——––——	——––——	——––——

$41.63	$34.78	$26.91
—————	—————	—————
.16	.31	(.11)

(15.27)	6.55	8.39
—————	—————	—————

(15.11)	6.86	8.28

—	(.01)	—
—	—	(.41)
—————	—————	—————
(15.11)	6.85	7.87
—————	—————	—————
$26.52	$41.63	$34.78

(36.30)%	19.74%	31.03%

1.87%	1.71%	1.60	%**
1.87%	1.70%	1.58	%**
0.45%	0.87%	(0.70	)%**

117%	311%	445%
$38,184	$113,248	$36,187

FINANCIAL HIGHLIGHTS (continued)

		Advisor Class
	——————————————
		Ursa Fund
	——————————————
	Year		Year
	Ended		Ended
	March 31,		March 31,
	2003		2002
	———–——		———–——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.22		$10.26
	—————		—————
Net Investment Income (Loss)†		(.06)	.09
Net Realized and Unrealized Gains
(Losses) on Securities	2.61		(.09)
	—————		—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	2.55		—
Distributions to Shareholders from:
Net Investment Income		(.07)	(.04)
	—————		—————
Net Increase (Decrease) in Net Asset Value	2.48		(.04)
	—————		—————
Net Asset Value—End of Period	$12.70		$10.22

Total Investment Return	24.95%		0.02%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.89	%††	1.85%††
Net Expenses	1.89	%††	1.85%††
Net Investment Income (Loss)	(0.45)%		0.87%

SUPPLEMENTARYDATA:
Net Assets, End of Period (000’s omitted)	$39,686		$7,036

†	Calculated using the average daily shares outstanding for the year.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Since the commencement of operations:August 5, 1998.
**	Annualized
See Notes to Financial Statements.

ANNUAL REPORT

Advisor Class
—––––––––––––––––––––––———––————————
Ursa Fund
—––––––––––––––––––––––———––————————
Year		Year	Period
Ended		Ended	Ended
March 31,		March 31,	March 31,
2001		2000	1999*
———–——		———–——	———–——

$7.61		$8.62	$10.25
———–——		———–——	———–——
.43		.30	.21

2.28		(1.25)	(1.81)
———–——		———–——	———–——

2.71		(.95)	(1.60)

(.06)		(.06)	(.03)
———–——		———–——	———–——
2.65		(1.01)	(1.63)
———–——		———–——	———–——
$10.26		$7.61	$8.62

35.70%		(11.03)%	(15.68)%

1.86	%††	1.84%	1.86%**
1.86	%††	1.83%	1.85%**
4.92%		3.51%	2.96%**

$2,860		$4,553	$3,073

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class
	———————————————
	OTC Fund
	———————————————
	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002
	——––——	——––——

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.97	$11.04
	—————	—————
Net Investment Loss†	(.11)	(.16)
Net Realized and Unrealized Gains (Losses)
on Securities	(3.01)	(.91)
	—————	—————
Net Increase (Decrease) in Net Asset
Value Resulting from Operations	(3.12)	(1.07)
Distributions to Shareholders from:
Net Realized Capital Gains	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	(3.12)	(1.07)
	—————	—————
Net Asset Value—End of Period	$6.85	$9.97

Total Investment Return	(31.29)%	(9.69)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.76%	1.60%
Net Expenses	1.76%	1.60%
Net Investment Loss	(1.56)%	(1.47)%

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	180%	109%
Net Assets, End of Period (000’s omitted)	$43,839	$20,837

†	Calculated using the average daily shares outstanding for the year.
††	Per share amounts for the years ended March 31, 1999 and March 31, 2000 have been restated to reflect a 3:1 stock split effective April 14, 2000.
*	Since the commencement of operations: September 22, 1998.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

Advisor Class
—––––––––––––––––––––––———––————————
OTC Fund
—––––––––––––––––––––––———––————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000††	1999††*
——––——	——––——	——––——

$32.16	$15.86	$10.17
—————	—————	—————
(.35)	(.33)	(.10)

(20.60)	16.78	5.88
—————	—————	—————

(20.95)	16.45	5.78

(.17)	(.15)	(.09)
—————	—————	—————
(21.12)	16.30	5.69
—————	—————	—————
$11.04	$32.16	$15.86

(65.40)%	104.26%	57.20%

1.67%	1.62%	1.49%**
1.66%	1.61%	1.47%**
(1.50)%	(1.47)%	(1.31%)**

228%	385%	773%
$36,836	$113,948	$6,893

FINANCIAL HIGHLIGHTS (continued)

	Advisor Class

	U.S. Government Money Market Fund

	Year	Year
	Ended	Ended
	March 31,	March 31,
	2003	2002

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$1.00	$1.00

Net Investment Income†	—	.02

Net Increase in Net Asset Value Resulting from Operations	—	.02
Distributions to Shareholders from:
Net Investment Income	—	(.02)

Net Increase in Net Asset Value	—	—

Net Asset Value—End of Period	$1.00	$1.00

Total Investment Return	0.27%	1.84%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.41%	1.32%
Net Expenses	1.37%	1.32%
Net Investment Income	0.32%	1.87%

SUPPLEMENTARY DATA:
Net Assets, End of Period (000’s omitted)	$187,513	$371,356

†	Calculated using the average daily shares outstanding for the year.
*	Since the commencement of operations:April 1, 1998.
**	Annualized
See Notes to Financial Statements.

ANNUAL REPORT

Advisor Class
——––————————
U.S. Government Money Market Fund
——––————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2001	2000	1999*
——––——	——––——	——––——

$1.00	$1.00	$1.00
—————	—————	—————
.05	.04	.04
—————	—————	—————
.05	.04	.04

(.05)	(.04)	(.04)
—————	—————	—————
—	—	—
—————	—————	—————
$1.00	$1.00	$1.00

4.99%	3.94%	4.02%

1.34%	1.41%	1.34	%**
1.34%	1.40%	1.33	%**
4.87%	3.85%	3.83	%**

$451,796	$212,181	$321,581

FINANCIAL HIGHLIGHTS (continued)

	H Class
	—––——–––––—––––————
	Medius Fund
	—––——–––––—––––————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—————	—————
PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$26.08	$25.00
	—————	—————
Net Investment Income (Loss)†	(.07)		(.03)
Net Realized and Unrealized Gains (Losses)
on Securities	(9.86)	1.11
	—————	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(9.93)	1.08
Distributions to Shareholders from:
Net Investment Income	(.11)	—
Net Realized Capital Gains	—	—
	—————	—————
Net Increase (Decrease) in Net Asset Value	(10.04)	1.08
	—————	—————
Net Asset Value—End of Period	$16.04	$26.08

Total Investment Return	(38.11)%	4.32%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.69%	1.71	%**
Net Expenses	1.69%	1.71	%**
Net Investment Income (Loss)	(0.32)%	(0.19)%**

SUPPLEMENTARYDATA:
Portfolio Turnover Rate***	2,322%		893%
Net Assets, End of Period (000’s omitted)	$14,634	$116,176

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: August 16, 2001— Medius Fund; November 1, 2000—Mekros Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

	H Class
—––———–––––––––––––––––––––––––—————
	Mekros Fund
—––———–––––––––––––––––––––––––—————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2003	2002	2001*
—————	—————	—–––——

$22.61	$19.99	$25.00
—––————	—–––————	—––————
(.03)	.16	.42

(9.60)	2.46	(5.43)
—––————	—–––————	—––————

(9.63)	2.62	(5.01)

—	—	—
(.04)	—	—
—––————	—–––————	—––————
(9.67)	2.62	(5.01)
—––————	—–––————	—––————
$12.94	$22.61	$19.99

(42.63)%	13.11%	(20.04)%

1.69%	1.61%	1.74	%**
1.69%	1.61%	1.73	%**
(0.20)%	0.74%	4.24	%**

746%	714%	—
$32,101	$120,045	$36,704

FINANCIAL HIGHLIGHTS (continued)

		H Class
	————–––––––––––––––––––––––————————
		Large-Cap
		Europe Fund
	————–––––––––––––––––––––––————————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—————	—————	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$15.30	$17.72	$25.00
	—————	—————	—————
Net Investment Income (Loss)†	(.02)	.19	.83
Net Realized and Unrealized Losses
on Securities	(5.40)	(2.61)	(8.11)
	—————	—————	—————
Net Decrease in Net Asset Value
Resulting from Operations	(5.42)	(2.42)	(7.28)
Distributions to Shareholders	—	—	—
	—————	—————	—————
Net Decrease in Net Asset Value	(5.42)	(2.42)	(7.28)
	—————	—————	—————
Net Asset Value—End of Period	$9.88	$15.30	$17.72

Total Investment Return	(35.42)%	(13.66)%	(29.12)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.68%	1.76%	2.06%**
Net Expenses	1.68%	1.76%	2.06%**
Net Investment Income (Loss)	(0.13)%	1.18%	4.03%**

SUPPLEMENTARYDATA:
Portfolio Turnover Rate***	—	—	350%
Net Assets, End of Period (000’s omitted)	$4,698	$9,697	$9,977

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 8, 2000— Large-Cap Europe Fund and Large-Cap Japan Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

	H Class
————––––––––––––––––––––––––———————
	Large-Cap
	Japan Fund
————––––––––––––––––––––––––———————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2003	2002	2001*
—————	—————	—————

$9.09	$13.04	$25.00
—————	—————	—————
(.01)	.16	.69

(2.73)	(4.11)	(12.65)
—————	—————	—————

(2.74)	(3.95)	(11.96)
—	—	—
—————	—————	—————
(2.74)	(3.95)	(11.96)
—————	—————	—————
$6.35	$9.09	$13.04

(30.14)%	(30.29)%	(47.84)%

1.69%	1.84%	1.77%**
1.69%	1.84%	1.77%**
(0.06)%	1.44%	4.17%**

—	—	699%
$2,683	$23,873	$14,606

FINANCIAL HIGHLIGHTS (continued)

		C Class
	————–––––––––––––––––––––––————————
		Nova Fund
	————–––––––––––––––––––––––————————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—————	—————	—————
PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$25.28	$26.84	$27.18
	—————	—————	—————
Net Investment Income (Loss)†	(.08)	(.18)	(.01)
Net Realized and Unrealized Gains (Losses) on Securities	(10.00)	(1.25)	(.33)
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(10.08)	(1.43)	(.34)
Distributions to Shareholders from:
Net Investment Income	—	(.13)	—
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value	(10.08)	(1.56)	(.34)
	—————	—————	—————
Net Asset Value—End of Period	$15.20	$25.28	$26.84

Total Investment Return	(39.87)%	(5.37)%	(1.25)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.28%††	2.27%††	1.86	%**
Net Expenses	2.28%††	2.27%††	1.77	%**
Net Investment Income (Loss)	(0.46)%	(0.72)%	(0.98	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	603%	401%	117%
Net Assets, End of Period (000’s omitted)	$12,627	$10,355	$111

†	Calculated using the average daily shares outstanding for the period.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Since the commencement of operations: March 14, 2001—Nova Fund; March 15, 2001—Ursa Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

		C Class
————––––––––––––––––––––––––———————
		Ursa Fund
————––––––––––––––––––––––––———————
Year		Year	Period
Ended		Ended	Ended
March 31,		March 31,	March 31,
2003		2002	2001*
—————		—————	—————

$10.35		$10.43	$10.29
—————		—————	—————
(.12)		(.03)	.01
2.64		(.01)	.13
—————		—————	—————

2.52		(.04)	.14

(.07)		(.04)	—
—————		—————	—————
2.45		(.08)	.14
—————		—————	—————
$12.80		$10.35	$10.43

24.35%		(0.36)%	1.36%

2.40	%††	2.47%††	2.15	%**††
2.40	%††	2.47%††	2.15	%**††
(0.97)%		(0.34)%	3.04	%**

—		—	—
$17,540		$7,007	$35

FINANCIAL HIGHLIGHTS (continued)

		C Class
	————–––––––––––––––––––––––——————
		OTC Fund
	————–––––––––––––––––––––––——————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—————	—————	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$10.03	$11.20	$11.95
	—————	—————	—————
Net Investment Income (Loss)†	(.14)	(.21)	—
Net Realized and Unrealized Gains (Losses) on Securities	(3.03)	(.96)	(.75)
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(3.17)	(1.17)	(.75)
Distributions to Shareholders from:
Net Investment Income	—	—	—
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value	(3.17)	(1.17)	(.75)
	—————	—————	—————
Net Asset Value—End of Period	$6.86	$10.03	$11.20

Total Investment Return	(31.61)%	(10.45)%	(6.28)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.26%	2.24%	2.37	%**
Net Expenses	2.26%	2.24%	2.09	%**
Net Investment Income (Loss)	(1.98)%	(2.13)%	(2.03	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	180%	109%	228%
Net Assets, End of Period (000’s omitted)	$8,331	$3,545	$32

†	Calculated using the average daily shares outstanding for the period.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
*	Since the commencement of operations: March 26, 2001—OTC Fund; March 7, 2001—Arktos Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

ANNUAL REPORT

		C Class
––––––––––––––––––––––––––
		Arktos Fund
––––––––––––––––––––––––––
Year		Year	Period
Ended		Ended	Ended
March 31,		March 31,	March 31,
2003		2002	2001*
—————		—————	—————

$31.93		$35.74	$29.14
—————		—————	—————
3.08		.43	—
3.05		(3.95)	6.60
—————		—————	—————

6.13		(3.52)	6.60

(1.14)		(.29)	—
—————		—————	—————
4.99		(3.81)	6.60
—————		—————	—————
$36.92		$31.93	$35.74

19.02%		(9.80)%	22.65%

2.41	%††	2.38%††	2.28%	**††
2.41	%††	2.38%††	2.27%	**††
8.23%		1.45%	0.00	%**

—		—	1,788%
$2,673		$1,996	$22

FINANCIAL HIGHLIGHTS (continued)

	C Class
	—––——–––––—––––————
	Medius Fund
	—––——–––––—––––————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—————	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$26.00	$24.53
	—––—–———	—––—–———
Net Investment Income (Loss)†	(.17)	(.13)
Net Realized and Unrealized Gains (Losses) on Securities	(9.87)	1.60
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(10.04)	1.47
Distributions to Shareholders from:
Net Investment Income	(.11)	—
Net Realized Capital Gains	—	—
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value	(10.15)	1.47
	—––—–———	—––—–———
Net Asset Value—End of Period	$15.85	$26.00

Total Investment Return	(38.65)%	5.99%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.43%	2.44	%**
Net Expenses	2.43%	2.44	%**
Net Investment Income (Loss)	(0.95)%	(0.96	)%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,322%	893%
Net Assets, End of Period (000’s omitted)	$5,610	$1,734

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: August 20, 2001—Medius Fund; January 23, 2001—Mekros Fund.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short—term securities having a maturity of less than one year.
See Notes to Financial Statements.

ANNUAL REPORT

	C Class
—––———–––––––––––––––––––––––––————
	Mekros Fund
—––———–––––––––––––––––––––––––————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2003	2002	2001*
—————	—————	—–––——

$22.47	$19.99	$24.28
—––————	—–––————	—––————
(.15)	(.07)	.17
(9.53)	2.55	(4.46)
—––————	—–––————	—––————

(9.68)	2.48	(4.29)

—	—	—
(.04)	—	—
—––————	—–––————	—––————
(9.72)	2.48	(4.29)
—––————	—–––————	—––————
$12.75	$22.47	$19.99

(43.12)%	12.41%	(17.67)%

2.43%	2.44%	2.54	%**
2.43%	2.44%	2.52	%**
(0.91)%	(0.33)%	3.80	%**

746%	714%	—
$13,530	$20,604	$2

FINANCIAL HIGHLIGHTS (continued)

	C Class
	—––——–––––—––––————
	U.S. Government
	Bond Fund
	—––——–––––—––––————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—————	—————
PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$9.12	$9.42
	—––—–———	—––—–———
Net Investment Income (Loss)†	.31	.32
Net Realized and Unrealized Gains (Losses) on Securities	1.85	(.32)
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	2.16	—
Distributions to Shareholders from:
Net Investment Income	(.31)	(.30)
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value	1.85	(.30)
	—––—–———	—––—–———
Net Asset Value—End of Period	$10.97	$9.12

Total Investment Return	23.93%	(0.14)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	1.95%	1.79	%**
Net Expenses	1.95%	1.79	%**
Net Investment Income (Loss)	2.86%	3.53	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	2,404%	860%
Net Assets, End of Period (000’s omitted)	$2,163	$209

†	Calculated using the average daily shares outstanding for the period.
††	Ratios to Average Net Assets include expenses of the corresponding Master Portfolio.
†††	Per share amounts for the periods ended March 31, 2001 and March 31, 2002 have been restated to reflect a 1:3 reverse stock split effectiveFebruary 10, 2003.
*	Since the commencement of operations: May 2, 2001—U.S. Government Bond Fund; March 28, 2001—Juno Fund.
**	Annualized
***	Portfolio turnover rate is calculated without regard to short-term securities having a maturity of less than one year.

See Notes to Financial Statements.

ANNUAL REPORT

	C Class
––––––––––––––––––––––––––

	Juno Fund
––––––––––––––––––––––––––
Year	Year		Period
Ended	Ended		Ended
March 31,	March 31,		March 31,
2003	2002†††		2001†††*
—————	—————		—–––——

$26.16	$25.59		$25.65
—––————	—–––————		—––————
(.17)	.15		—
(5.11)	.42		(.06)
—––————	—–––————		—––————

(5.28)	.57		(.06)

—	—		—
—––————	—–––————		—––————
(5.28)	.57		(.06)
—––————	—–––————		—––————
$20.88	$26.16		$25.59

(20.13)%	2.23%		(.23)%

2.40%††	2.47	%††	2.48	%**††
2.40%††	2.47	%††	2.48	%**††
(1.64)%	0.55%		2.70	%**

—	—		—
$60,969	$877		$1,702

FINANCIAL HIGHLIGHTS (continued)

	C Class
	—––——–––––––––——————
	Large Cap
	Europe Fund
	—––——–––––––––——————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	—————	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$15.22	$19.09
	—––—–———	—––—–———
Net Investment Income (Loss)†	(.10)	(.11)
Net Realized and Unrealized Gains (Losses) on Securities	(5.38)	(3.76)
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(5.48)	(3.87)
Distributions to Shareholders from:
Net Investment Income	—	—
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value	(5.48)	(3.87)
	—––—–———	—––—–———
Net Asset Value—End of Period	$9.74	$15.22

Total Investment Return	(36.01)%	(20.27)%

RATIOS TO AVERAGE NET ASSETS:
Gross Expenses	2.45%	2.69	%**
Net Expenses	2.45%	2.69	%**
Net Investment Income (Loss)	(0.96)%	(0.82	)%**

SUPPLEMENTARY DATA:
Net Assets, End of Period (000’s omitted)	$1,957	$116

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations: May 10, 2001— Large-Cap Europe Fund; March 1, 2002—Large-Cap Japan Fund; October 19, 2000—U.S. Government Money Market Fund.
**	Annualized
See Notes to Financial Statements.

ANNUAL REPORT

	C Class
––––––—–––––––––––––––––––––––––––––––––——————
Large Cap			U.S. Government
Japan Fund			Money Market Fund
—––—–––––—–––——————			—––—–––––––––––––––––––—––––——————
Year	Period		Year	Year	Period
Ended	Ended		Ended	Ended	Ended
March 31,	March 31,		March 31,	March 31,	March 31,
2003	2002*		2003	2002	2001*
—————	—————		—————	—————	—–––——

$9.08	$8.55		$1.00	$1.00	$1.00
—––————	—––————		—––————	—–––————	—––————
(.06)	(.01)		—	.01	.02
(2.70)	.54		—	—	—
—––————	—––————		—––————	—–––————	—––————

(2.76)	.53		—	.01	.02

—	—		—	(.01)		(.02)
—––————	—––————		—––————	—–––————	—––————
(2.76)	.53		—	—	—
—––————	—––————		—––————	—–––————	—––————
$6.32	$9.08		$1.00	$1.00	$1.00

(30.40)%	6.20%		0.08%	1.35%	1.97%

2.36%	2.20	%**	1.91%	1.80%	1.79	%**
2.36%	2.20	%**	1.50%	1.80%	1.78	%**
(0.68)%	(0.72	)%**	0.06%	1.13%	4.31	%**

$9	$12		$201,745	$47,920	$37,514

FINANCIAL HIGHLIGHTS (concluded)

	Institutional Class
	—––——–––––—––––——————
	Government
	Money Market Fund
	—––——–––––—––––——————
	Period Ended
	March 31,
	2003*
	—––——–––––—––––——————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value-Beginning of Period	$1.00
	—––—–———
Net Investment Income†	.01
	—––—–———
Net Increase in Net Asset Value
Resulting from Operations	.01
Distributions to Shareholders from:
Net Investment Income	(.01)
	—––—–———
Net Increase in Net Asset Value	—
	—––—–———
Net Asset Value—End of Period	$1.00

Total Investment Return	0.63%

RATIOS TOAVERAGENETASSETS
Gross Expenses	0.90	%**
Net Expenses	0.55	%**
Net Investment Income	0.80	%**

SUPPLEMENTARYDATA:
Net Assets, End of Year (000's omitted)	$60,008

†	Calculated using the average daily shares outstanding for the period.
*	Since the commencement of operations:August 1, 2002.
**	Annualized
See Notes to Financial Statements.

ANNUAL REPORT

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

COMMON STOCKS 85.5%
FINANCIALS 17.0%
Diversified Financials 6.6%
Citigroup, Inc	96,896	$3,338,067
Freddie Mac	23,695	1,258,204
Morgan Stanley	31,900	1,223,365
Merrill Lynch & Co.,
Inc	31,800	1,125,720
MBNA Corp	56,391	848,685
JP Morgan Chase
& Co	32,600	772,946
Lehman Brothers
Holdings, Inc	12,000	693,000
Fannie Mae	9,600	627,360
State Street Corp	19,300	610,459
Countrywide Financial
Corp	9,203	529,173
American Express Co.	8,101	269,196
Capital One Financial
Corp	2,500	75,025
Goldman Sachs Group,
Inc	300	20,424

Total Diversified Financials		11,391,624

Banks 6.2%
Bank of America
Corp	31,897	2,131,995
Wells Fargo & Co	31,900	1,435,181
Washington Mutual,
Inc	37,700	1,329,679
Wachovia Corp	36,696	1,250,233
US Bancorp	64,190	1,218,326
PNC Financial Services
Group, Inc	18,800	796,744
Keycorp	32,693	737,554
BB&T Corp	19,900	625,457
National City Corp	11,400	317,490
Union Planters Corp.	11,896	312,746
FleetBoston Financial
Corp	9,100	217,308
Bank One Corp	5,700	197,334

Total Banks		10,570,047

		MARKET
		VALUE
	SHARES	(NOTE 1)

Insurance 4.2%
American International
Group	34,302	$1,696,234
Metlife, Inc	36,100	952,318
Marsh & McLennan
Cos., Inc	21,300	908,019
Prudential Financial,
Inc	29,400	859,950
Xl Capital Corp
Limited—Class A	10,500	743,190
Allstate Corp	22,097	732,958
MBIA, Inc	14,800	571,872
Travelers Property
Casualty Corp.
—Class B	16,900	238,459
Hartford Financial
Services Group, Inc.	4,700	165,863
John Hancock Financial
Services, Inc	5,100	141,678
UnumProvident Corp.	10,900	106,820
AON Corp	4,196	86,773

Total Insurance		7,204,134

Total Financials		29,165,805

HEALTH CARE 13.5%
Pharmaceuticals 9.3%
Pfizer, Inc	116,190	3,620,481
Johnson & Johnson	56,000	3,240,720
Merck & Co., Inc	43,700	2,393,886
Pharmacia Corp	41,998	1,818,513
Wyeth	35,600	1,346,392
Eli Lilly & Co	19,800	1,131,570
Abbott Laboratories	19,400	729,634
Bristol-Myers Squibb
Co	29,295	619,003
Schering-Plough Corp.	21,500	383,345
Forest Laboratories,
Inc.*	6,600	356,202
King Pharmaceuticals,
Inc.*	16,300	194,459
Watson Pharmaceuticals,
Inc.*	5,300	152,481

Total Pharmaceuticals		15,986,686

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Health Care Providers & Services 1.8%
Manor Care, Inc.*	41,700	$801,891
Anthem, Inc.*	11,196	741,735
McKesson Corp	22,300	555,939
Cardinal Health, Inc.	9,203	524,295
UnitedHealth Group,
Inc	2,000	183,340
Tenet Healthcare
Corp.*	10,100	168,670
WellPoint Health
Networks*	400	30,700

Total Health Care Providers
& Services		3,006,570

Biotechnology 1.3%
Amgen, Inc.*	24,497	1,409,802
Monsanto Co	21,300	349,320
Biogen, Inc.*	6,600	197,736
Genzyme Corp.—
General Division*	5,100	185,895
Chiron Corp.*	4,497	168,638

Total Biotechnology		2,311,391

Health Care Equipment & Supplies 1.1%
Bausch & Lomb, Inc.	18,895	621,456
Medtronic, Inc	12,700	573,024
Boston Scientific
Corp.*	10,095	411,472
Baxter International,
Inc	17,195	320,515

Total Health Care Equipment
& Supplies		1,926,467

Total Health Care		23,231,114

INFORMATION TECHNOLOGY 12.7%
Software 4.1%
Microsoft Corp	201,680	4,882,673
Oracle Corp.*	85,190	924,226
BMC Software, Inc.*	32,397	488,871
Computer Associates
International, Inc.	23,597	322,335
Intuit, Inc.*	6,690	248,868
Siebel Systems, Inc.* .	9,200	73,692
Veritas Software
Corp.*	3,500	61,530

		MARKET
		VALUE
	SHARES	(NOTE 1)

Citrix Systems, Inc.*	3,300	$43,428
Compuware Corp.*	1,800	6,102
Peoplesoft, Inc.*	300	4,590

Total Software		7,056,315

Computers & Peripherals 3.3%
International Business
Machines Corp	31,900	2,501,917
Dell Computer
Corp.*	60,496	1,652,146
Hewlett-Packard Co..	50,394	783,626
EMC Corp./
Massachusetts*	52,100	376,683
Lexmark International,
Inc.—Class A*	3,799	254,343
Sun Microsystems,
Inc.*	39,100	127,466

Total Computers
& Peripherals		5,696,181

Semiconductor Equipment
& Products 2.3%
Intel Corp	124,990	2,034,837
Maxim Integrated
Products	8,700	314,244
Texas Instruments, Inc.	18,900	309,393
Applied Materials, Inc.*	17,903	225,220
National Semiconductor
Corp.*	10,700	182,328
Altera Corp.*	12,698	171,931
LSI Logic Corp.*	29,698	134,235
Micron Technology,
Inc.*	13,000	105,820
Kla—Tencor Corp.*	2,500	89,855
QLogic Corp.*	2,400	89,136
Nvidia Corp.*	6,800	87,380
PMC—Sierra, Inc.*	10,100	60,095
Linear Technology Corp.	1,800	55,566
Novellus Systems, Inc.*	1,400	38,178

Total Semiconductor Equipment
& Products		3,898,218

Communications Equipment 1.5%
Cisco Systems, Inc.*	136,290	1,769,044
Qualcomm, Inc	11,896	428,970
Motorola, Inc	18,697	154,437

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Corning, Inc.*	21,100	$123,224
Tellabs, Inc.*	17,200	99,588
Andrew Corp.*	5,898	32,439

Total Communications
Equipment		2,607,702

IT Consulting & Services 0.6%
Unisys Corp.*	34,500	319,470
Computer Sciences
Corp.*	7,600	247,380
Electronic Data
Systems Corp	12,700	223,520
Sungard Data Systems,
Inc.*	10,200	217,260

Total IT Consulting
& Services		1,007,630

Internet Software & Services 0.4%
Yahoo, Inc.*	25,500	612,510

Total Internet Software
& Services		612,510

Office Electronics 0.3%
Xerox Corp.*	52,500	456,750

Total Office Electronics		456,750

Electronic Equipment
& Instruments 0.2%
Jabil Circuit, Inc.*	9,300	162,750
Symbol Technologies,
Inc	14,600	125,706
Perkinelmer, Inc	9,500	84,455
Solectron Corp.*	8,000	24,160

Total Electronic Equipment
& Instruments		397,071

Total Information
Technology		21,732,377

CONSUMER DISCRETIONARY 11.8%
Media 3.4%
Viacom, Inc.—Class B*	44,300	1,617,836
Comcast Corp.
—Class A*	44,200	1,263,678
McGraw Hill Cos.,
Inc	16,702	928,464

		MARKET
		VALUE
	SHARES	(NOTE 1)

Clear Channel
Communications,
Inc.*	20,702	$702,212
AOL Time Warner,
Inc.*	61,292	665,631
Omnicom Group	6,200	335,854
Univision
Communications,
Inc.—Class A*	11,200	274,512
Walt Disney Co	8,196	139,496

Total Media		5,927,683

Multiline Retail 3.3%
Wal-Mart Stores, Inc.	83,290	4,333,579
J.C. Penney Co., Inc.
Holding Co	18,300	359,412
Big Lots, Inc.*	31,698	356,602
Kohls Corp.*	4,200	237,636
Federated Department
Stores*	8,000	224,160
Costco Wholesale
Corp.*	5,200	156,156

Total Multiline Retail		5,667,545

Specialty Retail 1.8%
Home Depot, Inc	38,094	927,970
The Gap, Inc	57,300	830,277
Staples, Inc.*	41,799	766,175
Best Buy Co., Inc.*	8,202	221,208
Office Depot, Inc.*	17,700	209,391
RadioShack Corp	3,300	73,557
Lowe’s Cos., Inc	400	16,328

Total Specialty Retail		3,044,906

Leisure Equipment & Products 1.0%
Mattel, Inc	36,600	823,500
Eastman Kodak Co	23,400	692,640
Brunswick Corp	8,303	157,757

Total Leisure Equipment
& Products		1,673,897

Hotels Restaurants & Leisure 0.6%
Carnival Corp	27,997	675,008
Hilton Hotels Corp.	21,000	243,810
McDonald’s Corp	5,700	82,422

Total Hotels Restaurants
& Leisure		1,001,240

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Household Durables 0.6%
Fortune Brands, Inc. .	9,600	$411,552
Centex Corp	6,900	375,084
Newell Rubbermaid,
Inc	4,700	133,245
Stanley Works	1,400	33,586

Total Household Durables		953,467

Internet & Catalog Retail 0.4%
eBay, Inc.*	8,700	742,023

Total Internet & Catalog
Retail		742,023

Automobiles 0.4%
General Motors Corp.	13,200	443,784
Ford Motor Co	25,400	191,008

Total Automobiles		634,792

Auto Components 0.3%
Delphi Corp	63,390	432,954
Dana Corp	13,400	94,604

Total Auto Components		527,558

Textiles & Apparel 0.0%
Liz Claiborne, Inc	1,300	40,196

Total Textiles & Apparel		40,196

Total Consumer
Discretionary		20,213,307

INDUSTRIALS 9.7%
Industrial Conglomerates 3.3%
General Electric Co. .	187,680	4,785,840
Tyco International,
Ltd	60,590	779,187

Total Industrial
Conglomerates		5,565,027

Aerospace & Defense 2.0%
Northrop Grumman
Corp	10,000	858,000
Raytheon Co	27,400	777,338
Lockheed Martin
Corp	13,300	632,415
Boeing Co	15,695	393,317

		MARKET
		VALUE
	SHARES	(NOTE 1)

General Dynamics
Corp	6,600	$363,462
Rockwell Collins, Inc.	7,300	134,101
Honeywell International,
Inc	4,200	89,712
Goodrich Corp	6,100	85,766

Total Aerospace & Defense		3,334,111

Machinery 1.7%
Deere & Co	18,200	714,532
Ingersoll-Rand Co	15,500	598,145
Paccar, Inc	10,700	537,889
Eaton Corp	6,200	433,690
Cummins Engine, Inc.	13,400	329,640
Caterpillar, Inc	5,597	275,372
Danaher Corp	1,000	65,760
Illinois Tool Works, Inc.	100	5,815

Total Machinery		2,960,843

Commercial Services & Supplies 1.0%
First Data Corp	12,400	458,924
3M Co	2,700	351,081
Concord EFS, Inc.*	28,793	270,654
Automatic Data
Processing	7,803	240,255
Allied Waste Industries,
Inc.*	17,203	137,452
Paychex, Inc	4,500	123,615
Cendant Corp.*	4,397	55,842
H&R Block, Inc	1,300	55,497
Fiserv, Inc.*	500	15,740

Total Commercial Services
& Supplies		1,709,060

Electrical Equipment 0.6%
Thomas & Betts
Corp.*	20,296	287,797
Emerson Electric Co.	5,800	263,030
Power One, Inc.*	37,100	163,240
Rockwell Automation,
Inc	6,400	132,480
Molex, Inc	5,300	113,844
Cooper Industries, Ltd.	2,402	85,776

Total Electrical Equipment		1,046,167

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Road & Rail 0.5%
Union Pacific Corp	15,200	$836,000

Total Road & Rail		836,000

Air Freight & Couriers 0.4%
United Parcel Service,
Inc.—Class B	11,500	655,500
Ryder System, Inc	4,500	92,295

Total Air Freight & Couriers		747,795

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	7,200	308,880

Total Trading Companies
& Distributors		308,880

Airlines 0.0%
Delta Air Lines, Inc.	6,200	55,180

Total Airlines		55,180

Total Industrials		16,563,063

CONSUMER STAPLES 7.7%
Beverages 2.6%
Coca-Cola Co	43,300	1,752,784
PepsiCo., Inc	32,597	1,303,880
Anheuser-Busch Cos.,
Inc	16,403	764,544
Pepsi Bottling Group,
Inc	36,700	658,031
Coors (Adolph) —
Class B	1,100	53,350

Total Beverages		4,532,589

Household Products 2.3%
Procter & Gamble Co.	24,500	2,181,725
Colgate-Palmolive Co.	17,397	947,093
Clorox Co	19,396	895,513

Total Household Products		4,024,331

Food & Drug Retailing 1.2%
CVS Corp	36,695	875,176
Sysco Corp	26,500	674,160
Walgreen Co	11,000	324,280
Albertson’s, Inc	6,298	118,717
Safeway, Inc.*	2,900	54,897
Supervalu, Inc	3,100	48,050

Total Food & Drug Retailing		2,095,280

		MARKET
		VALUE
	SHARES	(NOTE 1)

Tobacco 0.7%
Altria Group, Inc	39,000	$1,168,440

Total Tobacco		1,168,440

Food Products 0.5%
Sara Lee Corp	46,294	865,698

Total Food Products		865,698

Personal Products 0.4%
The Gillette Co	19,700	609,518

Total Personal Products		609,518

Total Consumer Staples		13,295,856

ENERGY 5.4%
Oil & Gas 5.1%
Exxon Mobil Corp	126,990	4,438,300
ChevronTexaco Corp.	29,400	1,900,710
Anardarko Petroleum
Corp	15,695	714,123
Burlington Resources,
Inc	12,400	591,604
Unocal Corp	20,600	541,986
Occidental Petroleum
Corp	9,200	275,632
Marathon Oil Corp. .	10,200	244,494
Devon Energy Corp. .	800	38,576
ConocoPhillips	500	26,800

Total Oil & Gas		8,772,225

Energy Equipment & Services 0.3%
Rowan Cos., Inc	15,900	312,594
BJ Services Co.*	2,402	82,605
Noble Corp.*	1,800	56,556

Total Energy Equipment
& Services		451,755

Total Energy		9,223,980

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication
Services 2.8%
Verizon Communications,
Inc	53,400	1,887,690
SBC Communications,
Inc	66,390	1,331,784
BellSouth Corp	35,693	773,467

* Non-Income Producing Securities

See Notes to Financial Statements.

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (continued) March 31, 2003

		MARKET
		VALUE
	SHARES	(NOTE 1)

Sprint Corp.—FON
Group	30,200	$354,850
AT&T Corp	14,500	234,900
Qwest Communications
International*	35,300	123,197
Lucent Technologies,
Inc.*	67,490	99,210
Citizens Communications
Co.*	5,297	52,864
Avaya, Inc.*	13,700	27,948

Total Diversified Telecommunication
Services		4,885,910

Wireless Telecommunication
Services 0.4%
Nextel Communications,
Inc.*	27,500	368,225
AT&T Wireless Services,
Inc.*	32,597	215,140
Sprint Corp.—PCS
Group*	11,400	49,704

Total Wireless Telecommunication
Services		633,069

Total Telecommunication
Services		5,518,979

UTILITIES 2.4%
Electric Utilities 2.1%
The Southern Co	31,000	881,640
FirstEnergy Corp	24,097	759,056
Cinergy Corp	21,997	740,199
Exelon Corp	11,700	589,797
Consolidated Edison,
Inc	8,500	326,995
Entergy Corp	3,000	144,450
PG&E Corp.*	7,600	102,220
Public Service Enterprise
Group, Inc	1,300	47,697
Edison International*.	600	8,214

Total Electric Utilities		3,600,268

Gas Utilities 0.3%
NiSource, Inc	25,700	467,740

Total Gas Utilities		467,740

		MARKET
		VALUE
	SHARES	(NOTE 1)

Multi-Utilities 0.0%
TXU Corp	3,400	$60,690
Mirant Corp.*	15,900	25,440

Total Multi-Utilities		86,130

Total Utilities		4,154,138

MATERIALS 2.1%
Chemicals 1.0%
Sigma-Aldrich Corp.	14,600	649,554
Rohm & Haas Co	15,900	473,502
Eastman Chemical Co.	12,500	362,375
Du Pont EI de Nemours
& Co	3,000	116,580
Air Products &
Chemicals, Inc	800	33,144
Great Lakes Chemical
Corp	400	8,880

Total Chemicals		1,644,035

Metals & Mining 0.7%
Freeport-McMoRan
Copper & Gold,
Inc.*	37,800	644,490
United States Steel
Corp	43,300	425,639
Alcoa, Inc	4,196	81,318

Total Metals & Mining		1,151,447

Paper & Forest Products 0.2%
Weyerhaeuser Co	9,000	430,470
MeadWestvaco Corp.	300	6,834
Georgia-Pacific Corp.	400	5,560

Total Paper & Forest
Products		442,864

Containers & Packaging 0.2%
Pactiv Corp.*	8,300	168,490
Bemis Co	3,400	143,005

Total Containers
& Packaging		311,495

Total Materials		3,549,841

Total Common Stocks
(Cost $139,711,407)	146,648,460

* Non-Income Producing Securities

See Notes to Financial Statements.

ANNUAL REPORT

NOVA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded) March 31, 2003

		MARKET
		VALUE
	CONTRACTS	(NOTE 1)

OPTIONS PURCHASED 0.2%
Call Options on:
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 500	5	$432,250

Put Options on:
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 400	900	—

Total Options Purchased
(Cost $481,530)		432,250

	FACE
	AMOUNT
	————

REPURCHASE AGREEMENTS 14.3%
Repurchase Agreement (Note 4)
1.29% due 04/01/03	$8,160,592	8,160,592
1.25% due 04/01/03	8,160,592	8,160,592
1.20% due 04/01/03	8,160,592	8,160,592

Total Repurchase Agreements
(Cost $24,481,776)		24,481,776

Total Investments 100%
(Cost $164,674,713)		$171,562,486

			UNREALIZED
			GAIN
		CONTRACTS	(NOTE1)

FUTURES CONTRACTS PURCHASED
June 2003 S&P 500 Futures Contracts
(Aggregate Market Value of Contracts $	107,306,550)	507	$3,076,880

See Notes to Financial Statements.

URSA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 69.7%
Fannie Mae
1.23% due 04/14/03	$50,000,000	$49,977,792
1.22% due 05/21/03	50,000,000	49,915,278
1.22% due 04/02/03	25,000,000	24,999,153
1.24% due 04/28/03	25,000,000	24,976,750
Federal Home Loan Bank
1.15% due 04/09/03	50,000,000	49,987,222
1.22% due 04/21/03	25,000,000	24,983,055
Freddie Mac
1.22% due 05/29/03	50,000,000	49,901,722
1.20% due 06/13/03	50,000,000	49,878,333
1.22% due 05/15/03	15,000,000	14,977,633
1.22% due 05/22/03	10,000,000	9,982,717

Total Federal Agency Discount Notes
(Cost $349,579,655)		349,579,655

	CONTRACTS
	——–––——

OPTIONS PURCHASED 3.5%
Put Options on:
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 1300	155	17,549,875
Call Options on:
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 1200	50	625
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 1300	1,100	—
June 2003 S&P 500 Futures Contracts
Expiring June 2003 with strike price of 1250	1,000	—

Total Options Purchased
(Cost $18,524,693)		17,550,500

See Notes to Financial Statements.

ANNUAL REPORT

URSA MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS (concluded) March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

REPURCHASE AGREEMENTS 26.8%
Repurchase Agreement (Note 4)
1.29% due 04/01/03	$44,912,443	$44,912,443
1.25% due 04/01/03	44,912,443	44,912,443
1.20% due 04/01/03	44,912,443	44,912,443

Total Repurchase Agreements
(Cost $134,737,329)		134,737,329

Total Investments 100%
(Cost $502,841,677)		$501,867,484

		UNREALIZED
		GAIN(LOSS)
	CONTRACTS	(NOTE1)

FUTURES CONTRACTS SOLD SHORT
June 2003 S&P 500 Mini Futures Contracts	1,250	$313,279
June 2003 S&P Futures Contracts	2,097	$(3,314,315)

(Aggregate Market Value of Contracts $496,705,050)		$(3,001,036)

See Notes to Financial Statements.

ARKTOS MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 73.3%
Federal Home Loan Bank
1.19% due 04/16/03	$40,000,000	$39,980,168
1.19% due 04/23/03	40,000,000	39,970,911
1.18% due 04/25/03	10,000,000	9,992,133
Freddie Mac
1.18% due 04/22/03	25,000,000	24,982,792

Total Federal Agency Discount Notes
(Cost $114,926,004)		114,926,004

	CONTRACTS
	——–––——

OPTIONS PURCHASED 0.0%
Call Options on:
June 2003 Nasdaq 100 Futures Contracts
Expiring June 2003 with strike price of 1700	175	—

Total Options Purchased
(Cost $10,325)		—

	FACE
	AMOUNT
	————
REPURCHASE AGREEMENTS 26.7%
Repurchase Agreement (Note 4)
1.30% due 04/01/03	$5,616,137	5,616,137
1.29% due 04/01/03	12,108,684	12,108,684
1.25% due 04/01/03	12,108,684	12,108,684
1.20% due 04/01/03	12,108,684	12,108,684

Total Repurchase Agreements
(Cost $41,942,189)		41,942,189

Total Investments 100%
(Cost $156,878,518)		$156,868,193

		UNREALIZED
		GAIN(LOSS)
	CONTRACTS	(NOTE1)

FUTURES CONTRACTS SOLD SHORT
June 2003 Nasdaq 100 Futures Contracts
(Aggregate Market Value of Contract $8,993,600)	88	$136,472

	UNITS
	—————
EQUITY INDEX SWAP AGREEMENT
April 2003 Nasdaq 100 Index Swap, Maturing 04/11/03*
(Total Notional Value $125,284,006)	137,129	$(5,398,884)

*Price Return based on Nasdaq 100 Index +/- financing at a variable rate.

See Notes to Financial Statements.

ANNUAL REPORT

JUNO MASTER PORTFOLIO

SCHEDULE OF INVESTMENTS March 31, 2003

		MARKET
	FACE	VALUE
	AMOUNT	(NOTE 1)

FEDERAL AGENCY DISCOUNT NOTES 18.8%
Fannie Mae
1.19% due 04/30/03	$25,000,000	$24,976,034
Federal Home Loan Bank
1.19% due 04/23/03	50,000,000	49,963,639

Total Federal Agency Discount Notes
(Cost $74,939,673)		74,939,673

BANK NOTES 6.3%
World Bank Discount Note
1.18% due 04/17/03	25,000,000	24,986,889

Total Bank Notes
(Cost $24,986,889)		24,986,889

	CONTRACTS
	——–––——
OPTIONS PURCHASED 0.0%
Call Options on:
June 2003 U.S.Treasury Bond Futures Contracts,
Expiring June 2003 with strike price of 1320	885	13,828
June 2003 U.S.Treasury Bond Futures Contracts,
Expiring June 2003 with strike price of 1300	112	1,750

Total Options Purchased
(Cost $30,716)		15,578

	FACE
	AMOUNT
	————
REPURCHASE AGREEMENTS 74.9%
Joint Repurchase Agreement (Note 4)
1.29% due 04/01/03	$33,718,951	33,718,951
1.25% due 04/01/03	33,718,951	33,718,951
1.20% due 04/01/03	33,718,951	33,718,951

Individual Repurchase Agreement
Lehman Brothers, Inc. at 1.15% due 04/01/03	196,960,000	196,960,000
(Secured by U.S.Treasury Bonds, at a rate of 5.375% and
maturing 02/15/31, as collateral, with a market
value of $202,127,820)
Total Repurchase Agreements
(Cost $298,116,853)		$298,116,853

Total Investments 100%
(Cost $398,074,131)		$398,058,993

		UNREALIZED
	FACE	GAIN
	AMOUNT	(NOTE 1)

U.S.TREASURY OBLIGATIONS SOLD SHORT
U.S.Treasury Bond
(Market Value $189,543,559)	$174,833,000	$1,455,139

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

Nova Master
Portfolio
——–—–——
ASSETS
Securities at Value* (Note 1)	$171,562,486
Receivable for Futures Contracts Settlement (Note 1)	—
Investment Income Receivable (Note 1)	145,440
Cash in Custodian Bank	10,000
Segregated Cash with Broker	7,725,930
Receivable for Shares Purchased	—
Other Assets	—
———––——
Total Assets	179,443,856
———––——

LIABILITIES
Investment Advisory Fee Payable (Note 5)	94,503
Payable for Equity Index Swap Settlement (Note 1)	—
Payable for Futures Contracts Settlement (Note 1)	2,315,664
Payable to cover Short Sale	—
Short Sale at Market Value	—
Liability for Shares Redeemed	6,234,657
Cash Payable to Custodian Bank	—
Interest Payable	—
Custody Fees Payable	5,173
Payable to "Feeder" Fund	899
———––——
Total Liabilities	8,650,896
———––——
NET ASSETS (NOTE 9)	$170,792,960
———––——
Shares Outstanding	6,228,356
Net Asset Value Per Share	$27.42

* The cost of Securities at Value is $164,674,713, $502,841,677, $156,878,518 and $398,074,131,respectively.

See Notes to Financial Statements.

ANNUAL REPORT

March 31, 2003

Ursa Master	Arktos Master	Juno Master
Portfolio	Portfolio	Portfolio
———–——	————–——	———–——

$501,867,484	$156,868,193	$398,058,993
9,186,802	221,172	—
4,666	1,461	9,795
—	—	—
17,224,805	674,737	—
1,278,017	5,813,839	—
—	33,838	—
——–—–——	——–—–——	——–—–——
529,561,774	163,613,240	398,068,788
——–—–——	——–—–——	——–—–——

467,434	121,512	120,024
—	14,339,046	—
—	—	—
—	—	11,676,195
—	—	189,543,559
—	—	5,515,021
10,000	—	—
—	—	1,240,131
20,871	5,401	5,422
978	433	102
——–—–——	——–—–——	——–—–——
499,283	14,466,392	208,100,454
——–—–——	——–—–——	——–—–——
$529,062,491	$149,146,848	$189,968,334
——–—–——	——–—–——	——–—–——
6,530,592	1,680,846	5,086,031
$81.01	$88.73	$37.35

STATEMENTS OF OPERATIONS

Nova Master
Portfolio
———–——
INVESTMENTINCOME
Interest (Note 1)	$468,664
Interest from Securities Lending	6,353
Interest Related to Securities Sold Short	—
Dividends, Net of Foreign Tax Withheld* (Note 1)	2,782,844
Other Income	1,426
–––––––––––
Total Income	3,259,287
–––––––––––

EXPENSES
Advisory Fees (Note 5)	1,439,326
Custodian Fees	77,796
–––––––––––
Total Expenses	1,517,122
–––––––––––
Net Investment Income (Loss)	1,742,165
–––––––––––

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities	(31,225,119)
Equity Index Swaps	—
Futures Contract	(57,413,463)
Securities Sold Short	—
–––––––––––
Total Net Realized Gain (Loss)	(88,638,582)
–––––––––––
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(31,148,741)
Equity Index Swaps	—
Futures Contracts	4,889,689
Securities Sold Short	—
–––––––––––
Net Change in Unrealized Appreciation (Depreciation)	(26,259,052)
–––––––––––
Net Gain (Loss) on Investments	(114,897,634)
–––––––––––
Net Increase (Decrease) in Net Assets from Operations	$(113,155,469)
–––––––––––

* Net of foreign tax withheld of $5,651, $0, $0 and $0, respectively.

See Notes to Financial Statements.

ANNUAL REPORT

Year Ended March 31, 2003

Ursa Master	Arktos Master	Juno Master
Portfolio	Portfolio	Portfolio
———–——	————–——	———–——

$6,492,069	$2,200,025	$1,873,716
—	—	—
—	—	(3,233,577)
—	—	—
3,104	—	—
––––––––––	––––––––––	––––––––––
6,495,173	2,200,025	(1,359,861)
––––––––––	––––––––––	––––––––––

3,997,936	1,367,917	686,240
179,184	61,237	30,611
––––––––––	––––––––––	––––––––––
4,177,120	1,429,154	716,851
––––––––––	––––––––––	––––––––––
2,318,053	770,871	(2,076,712)
––––––––––	––––––––––	––––––––––

2,134,957	3,696,858	(51,312)
—	24,108,490	—
68,329,634	(7,958,919)	(3,067,013)
—	—	(6,119,436)
––––––––––	––––––––––	––––––––––
70,464,591	19,846,429	(9,237,761)
––––––––––	––––––––––	––––––––––

(1,042,249)	(9,695)	(1,890)
—	(10,473,230)	—
(3,950,428)	16,219	(837,785)
—	—	1,455,140
––––––––––	––––––––––	––––––––––
(4,992,677)	(10,466,706)	615,465
––––––––––	––––––––––	––––––––––
65,471,914	9,379,723	(8,622,296)
––––––––––	––––––––––	––––––––––
$67,789,967	$10,150,594	$(10,699,008)
––––––––––	––––––––––	––––––––––

STATEMENTS OF CHANGES IN NET ASSETS

	Nova Master Portfolio
	—–––––––––––––——––––——————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	——————	——————

FROM OPERATIONS
Net Investment Income (Loss)	$1,742,165	$1,985,920
Net Realized Gain (Loss) on Investments	(88,638,582)	(4,258,776)
Net Change in Unrealized Appreciation
(Depreciation) of Investments	(26,259,052)	(10,959,551)
	—–—–––––——	—–—–––––———
Net Increase (Decrease) in Net Assets from Operations	(113,155,469)	(13,232,407)
	—–—–––––——	—–—–––––———
Distributions to Shareholders from: (Note 1)
Net Investment Income	(1,743,024)	(2,079,171)
	—–—–––––——	—–—–––––———
Share Transactions
Net Proceeds from Shares Purchased	1,149,165,455	2,492,803,421
Net Value of Shares Purchased through
Dividend Reinvestment	1,048,100	1,258,745
Net Cost of Shares Redeemed	(1,156,513,695)	(2,186,758,995)
	—–—–––––——	—–—–––––———
Net Increase (Decrease) in Net Assets
From Share Transactions	(6,300,140)	307,303,171
	—–—–––––——	—–—–––––———
Net Increase (Decrease) in Net Assets	(121,198,633)	291,991,593
Net Assets—Beginning of Period	291,991,593	—
	—–—–––––——	—–—–––––———
Net Assets—End of Period	$170,792,960	$291,991,593
	—–—–––––——	—–—–––––———
Transactions in shares
Shares Purchased	34,699,740	28,762,471
Shares Purchased through Reinvestment	30,491	28,831
	—–—–––––——	—–—–––––———
Total Purchased	34,730,231	28,791,302
Shares Redeemed	(34,939,290)	(22,353,887)
	—–—–––––——	—–—–––––———
Net Shares Purchased (Redeemed)	(209,059)	6,437,415
	—–—–––––——	—–—–––––———

* Since the commencement of operations:August 1, 2001–Nova Master Portfolio.

See Notes to Financial Statements.

ANNUAL REPORT

Ursa	Master Portfolio	Arktos	Master Portfolio	Juno	Master Portfolio
—––———––––———————		—––———––––————————		—––———––––——————
Year	Year	Year	Year	Year	Year
Ended	Ended	Ended	Ended	Ended	Ended
March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
2003	2002	2003	2002	2003	2002
——————	——————	——————	——————	——————	––—————

$2,318,053	$4,559,620	$770,871	$1,417,849	$ (2,076,712)	$267,412
70,464,591	(1,502,657)	19,846,429	37,221,044	(9,237,761)	714,932

(4,992,677)	(8,175,788)	(10,466,706)	(48,147,664)	615,465	724,234
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————
67,789,967	(5,118,825)	10,150,594	(9,508,771)	(10,699,008)	1,706,578
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————

(2,319,041)	(4,619,888)	(28,000,000)	(3,110,808)	—	(268,982)
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————

1,741,880,149	830,142,512	527,229,704	413,782,672	853,252,982	136,103,931

2,454,899	5,404,592	—	3,261,341	—	164,462
(1,509,228,411)	(822,363,933)	(476,161,977)	(367,414,976)	(685,690,416)	(117,018,421)
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————

235,106,637	13,183,171	51,067,727	49,629,037	167,562,566	19,249,972
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————
300,577,563	3,444,458	33,218,321	37,009,458	156,863,558	20,687,568
228,484,928	225,040,470	115,928,527	78,919,069	33,104,776	12,417,208
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————
$529,062,491	$228,484,928	$149,146,848	$115,928,527	$189,968,334	$33,104,776
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————

22,308,516	12,640,937	5,251,475	4,867,591	22,026,488	3,060,768
31,665	84,011	——	35,768	——	3,590
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————
22,340,181	12,724,948	5,251,475	4,903,359	22,026,488	3,064,358
(19,348,123)	(12,638,559)	(4,931,561)	(4,360,508)	(17,656,209)	(2,622,190)
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————
2,992,058	86,389	319,914	542,851	4,370,279	442,168
–––––——–——	–––—————	—–––————	–——————	—–—————	–—–––————

FINANCIAL HIGHLIGHTS

	Nova Master
	Portfolio
	—––——–––––—––––——————
	Year	Period
	Ended	Ended
	March 31,	March 31,
	2003	2002*
	——––––———	—————
PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$45.36	$50.00
	—––—–———	—––—–———
Net Investment Income	.31	.34
Net Realized and Unrealized Gains
(Losses) on Securities	(17.94)	(4.62)
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	(17.63)	(4.28)
Distributions to Feeder Funds:
From Net Investment Income	(.31)	(.36)
	—––—–———	—––—–———
Net Increase (Decrease) in Net Asset Value	(17.94)	(4.64)
	—––—–———	—––—–———
Net Asset Value—End of Period	$27.42	$45.36

Total Investment Return	(38.94)%	(8.54)%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses	0.79%	0.86%**
Net Expenses	0.79%	0.86%**
Net Investment Income	0.91%	0.69%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	603%	401%
Net Assets, End of Period (000’s omitted)	$170,793	$291,992

*	Since the commencement of operations:August 1, 2001—Nova Master Portfolio;April 1, 2000—Ursa Master Portfolio.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.The Ursa Master Portfolio typically holds most of its investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

ANNUAL REPORT

	Ursa Master Portfolio
—––———–––––––––––––––––––––––––——————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2003	2002	2001*
—––––————	—————	—–––——

$64.57	$65.19	$49.71
—––————	—–––————	—––————
.46	1.22	2.80

16.44	(.35)	15.50
—––————	—–––————	—––————

16.90	.87	18.30

(.46)	(1.49)	(2.82)
—––————	—–––————	—––————
16.44	(.62)	15.48
—––————	—–––————	—––————
$81.01	$64.57	$65.19

26.21%	1.37%	38.06%

0.94%	0.94%	0.95	%**
0.94%	0.94%	0.95	%**
0.52%	1.90%	5.11	%**

—	—	—
$529,062	$228,485	$225,040

FINANCIAL HIGHLIGHTS (concluded)

	Arktos Master Portfolio
	————–––––––––––––––––––––––————————
	Year	Year	Period
	Ended	Ended	Ended
	March 31,	March 31,	March 31,
	2003	2002	2001*
	—————	—————	—————

PER SHARE OPERATING PERFORMANCE:
Net Asset Value—Beginning of Period	$85.18	$96.47	$53.67
	—————	—————	—————
Net Investment Income (Loss)	6.71	1.37	3.70
Net Realized and Unrealized Gains
(Losses) on Securities	16.02	(8.93)	42.92
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value
Resulting from Operations	22.73	(7.56)	46.62
Distributions to Feeder Funds:
From Net Investment Income	(19.18)	(3.73)	(3.82)
	—————	—————	—————
Net Increase (Decrease) in Net Asset Value	3.55	(11.29)	42.80
	—————	—————	—————
Net Asset Value—End of Period	$88.73	$85.18	$96.47

Total Investment Return	20.95%	(8.03)%	91.61%

RATIOS TO AVERAGE NET ASSETS
Gross Expenses	0.94%	0.94%	0.96	%**
Net Expenses	0.94%	0.94%	0.95	%**
Net Investment Income (Loss)	0.51%	1.63%	6.58	%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate***	—	—	1,788%
Net Assets, End of Period (000’s omitted)	$149,147	$115,929	$78,919

*	Since the commencement of operations:April 1, 2000—Arktos Master Portfolio and Juno Master Portfolio.
**	Annualized
***	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year.The Arktos Master Portfolio and the Juno Master Portfolio typically hold most of their investments in options and futures contracts which are deemed short-term securities.

See Notes to Financial Statements.

ANNUAL REPORT

Juno Master Portfolio
————––––––––––––––––––––––––————————
Year	Year	Period
Ended	Ended	Ended
March 31,	March 31,	March 31,
2003	2002	2001*
—————	—————	—————

$46.25	$45.39	$49.91
—————	—————	—————
(.41)	.69	2.72

(8.49)	1.14	(4.45)
—————	—————	—————

(8.90)	1.83	(1.73)

—	(.97)	(2.79)
—————	—————	—————
(8.90)	.86	(4.52)
—————	—————	—————
$37.35	$46.25	$45.39

(19.24)%	4.12%	(3.67)%

0.94%	0.93%	0.94%**
0.94%	0.93%	0.94%**
(2.72)%	1.61%	5.04%**

—	—	—
$189,968	$33,105	$12,417

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

The Rydex Series Funds (the “Trust”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares.The Trust offers five separate classes of shares, Investor Class Shares, Advisor Class Shares, H Class Shares, C Class Shares and Institutional Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share. C Class Shares have a 1% Contingent Deferred Sales Charge (“CDSC”) if Shares are redeemed within 12 months of purchase. At March 31, 2003, the Trust consisted of thirty-four separate series: fourteen Benchmark Funds, one Money Market Fund, seventeen Sector Funds, and two Strategic Funds.This report covers the fourteen Benchmark Funds and the Money Market Fund (the “Funds”), while the Sector Funds and the Strategic Funds are contained in separate reports.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Securities listed on an exchange are valued at the last quoted sales price as of close of business on the New York Stock Exchange, usually 4:00 p.m., Eastern Time, on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers.The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price as of 4:00 p.m. on the valuation date. Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily Net Asset Value.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Net investment income is computed and dividends are declared daily in the U.S. Government Bond Fund and the U.S. Government Money Market Fund. Income dividends in these funds are paid monthly. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Benchmark Funds and distributions of net realized capital gains in all funds are

ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States.These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. When a Fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability.The amount of the liability is subsequently marked to market to reflect the market value of the short sale.The Fund maintains a segregated account of securities as collateral for short sales.The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily.When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option.When a fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid.When a Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid.When a Fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability.The amount of the liability is subsequently marked to market to reflect the current value of the option written.When an option expires or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. The Fund may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses.When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Funds may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in

NOTES TO FINANCIAL STATEMENTS (continued)

market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Segregated Cash with Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to Advisor Class Shares and H Class Shares and service and distribution fees related to C Class Shares, are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net assets value of each Fund included in the Trust.

K. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. Financial Instruments

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, options on futures and swap agreements.These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities.The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised.The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.The Trust has established strict counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms.The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3. Master-Feeder Arrangement

Currently, the Nova Fund, the Ursa Fund, the Juno Fund, and the Arktos Fund are operating under a “master-feeder arrangement.” Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-end investment company that has the same investment objectives as the Fund, e.g., the Nova Fund would act as a “feeder fund,” holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund’s investment returns should be the same as those of its Master Portfolio, adjusted for Fund expenses.The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read with the Funds’ financial statements.The percentage of Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio owned by the Nova Fund, Ursa Fund, Arktos Fund, and Juno Fund, respectively, at March 31, 2003, was 100 percent.The Funds record their investments in the Master Portfolio at fair value.Valuation of securities held by the Master Portfolio is discussed in Note 1, Significant Accounting Policies.

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

4. Repurchase Agreements

The Trust transfers uninvested cash balances into a single joint account, along with univested cash of the Rydex Dynamic Funds, a separate trust.The daily aggregate balance of the joint account is invested in one or more repurchase agreements collateralized by obligations of the U. S.Treasury.The collateral is in the possession of the Trusts’ custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of March 31, 2003 are as follows:

	Terms of	Face	Market	Maturity
Counterparty	Agreement	Value	Value	Value

Lehman Brothers, Inc	1.30% due 4/1/03	$5,616,137	$5,616,137	$5,616,338
Paine Webber, Inc	1.29% due 4/1/03	200,000,000	200,000,000	200,007,167
Salomon Smith Barney, Inc	1.25% due 4/1/03	200,000,000	200,000,000	200,006,944
U.S. Bank NA	1.20% due 4/1/03	200,000,000	200,000,000	200,006,667

			$605,616,137	$605,637,116

As of March 31, 2003, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Range of Rates	Par Value	Market Value

U. S.Treasury Bonds	3.375% - 8.875%	$209,450,000	$209,508,652
U. S.Treasury Notes	0.000% - 6.000%	388,767,000	408,252,383

			$617,761,035

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred.There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights.The Trust’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

5. Fees And Other Transactions With Affiliates

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the “Advisor”), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the OTC Fund and the Nova Master Portfolio; and 0.90% of the average daily net assets of the Medius Fund, the Mekros Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Ursa Master Portfolio, the Arktos Master Portfolio, and the Juno Master Portfolio. For the period ending March 31, 2003, the Advisor voluntarily reimbursed $22,410 of miscellaneous expenses in the Institutional Class of the U.S. Government Money Market

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N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

Fund. Certain officers and trustees of the Trust are also officers and directors of Rydex Global Advisors.

Rydex Fund Services, Inc. (the “Servicer”), an affiliated entity, provides transfer agent services to the Trust for fees calculated at an annualized rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Medius Fund, the Mekros Fund, the Juno Fund, the Large-Cap Europe Fund, and the Large-Cap Japan Fund. For the period ended March 31, 2003, the Servicer voluntarily waived transfer agent service fees in the amount of $136,420 in the C Class and $45,663 in the Institutional Class of the U.S. Government Money Market.

The Servicer also provides accounting services to the Trust calculated at an annualized rate 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the benchmark funds. For the period ended March 31, 2003, the Servicer voluntarily waived accounting fees in the amount of $11,467 in the Institutional Class of the U.S. Government Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Fund Services, Inc.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to Advisor Class Shares and a Distribution Plan applicable to H Class shares for which Rydex Distributors, Inc. (the “Distributor”), an affiliated entity, and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act.The Distributor, in turn, will pay the Service Provider out of its fees.The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services. For the period ended March 31, 2003, the Distributor voluntarily waived $123,335 of 12b-1 expenses in the Advisor Class of the U.S. Government Money Market Fund. With regard to Advisor Class Shares only, if a Service Provider provides shareholders services, the Distributor will receive shareholder servicing fees from the Trust at an annual rate not to exceed 0.25% of average daily net assets.The Distributor, in turn, will pay the Service Provider out of its fees.

The Trust has adopted a separate Distribution and Shareholder Services Plan (the “C Class Plan”) applicable to its C Class Shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C Class Shares average daily net assets.The annual 0.25% service fee compensates your financial advisor for providing on-going services to you.The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.The annual 0.75% distribution fee reimburses the Distributor for paying your financial advisor an on-going sales commission.The Distributor advances

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

the first year’s service and distribution fees. For the period ended March 31, 2003, the Distributor waived $436,924 of C Class Plan expenses in the C Class of the U.S. Government Money Market Fund.

Certain officers and trustees of the Trust are also officers and directors of Rydex Distributors, Inc.

6. Securities Transactions

During the year ended March 31, 2003, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

	Nova	Ursa		Arktos
	Master	Master	OTC	Master
	Portfolio	Portfolio	Fund	Portfolio

Purchase	$999,874,966	$—	$1,069,459,049	$—
Sales	$1,038,699,366	$—	$978,677,554	$—

			U.S.	Juno
	Medius	Mekros	Government	Master
	Fund	Fund	Bond Fund	Portfolio

Purchases	$624,882,387	$275,871,521	$1,225,207,578	$—
Sales	$673,691,999	$314,435,956	$1,187,665,471	$—

U.S.
	Large-Cap	Large-Cap	Government
	Europe	Japan	Money
	Fund	Fund	Market Fund

Purchases	$—	$—	$—
Sales	$—	$—	$—

7. Federal Income Tax Information

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income to its shareholders.Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.This includes the utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes, net operating losses not utilized during the current year, and differences in the treatment of certain notional principal contracts (e.g. financial

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

futures contracts).These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

The tax character of distributions paid between April 1, 2002 and March 31, 2003 was as follows:

		Long-Term	Tax
	Ordinary	Capital	Return of	Total
Fund	Income	Gain	Capital	Distributions

Nova Fund	$—	$—	$—	$—
Ursa Fund	3,105,267	—	—	3,105,267
OTC Fund	—	—	—	—
Arktos Fund	4,875,617	—	—	4,875,617
Medius Fund	191,571	—	—	191,571
Mekros Fund	—	183,548	—	183,548
U.S. Government
Bond Fund	2,064,223	—	—	2,064,223
Juno Fund	69,427	—	—	69,427
Large-Cap Europe Fund	—	—	—	—
Large-Cap Japan Fund	—	—	—	—
U.S. Government Money
Market Fund	9,520,248	—	—	9,520,248
Nova Master Portfolio	1,743,024	—	—	1,743,024
Ursa Master Portfolio	2,319,041	—	—	2,319,041
Arktos Master Portfolio	28,000,000	—	—	28,000,000
Juno Master Portfolio	—	—	—	—

The tax character of distributions paid between April 1, 2001-March 31,2002 was as follows:

			Tax
	Ordinary	Long-Term	Return of	Total
Fund	Income	Capital Gain	Capital	Distributions

Nova Fund	$1,331,345	$—	$—	$1,331,345
Ursa Fund	894,519	—	—	894,519
OTC Fund	—	—	—	—
Arktos Fund	825,000	—	—	825,000
Medius Fund	—	—	—	—
Mekros Fund	—	—	—	—
U.S. Government Bond Fund	1,791,021	—	—	1,791,021
Juno Fund	—	—	—	—
Large-Cap Europe Fund	—	—	—	—
Large-Cap Japan Fund	—	—	—	—
U.S. Government Money Market Fund	28,392,132	—	70,141	28,462,273
Nova Master Portfolio	2,079,171	—	—	2,079,171
Ursa Master Portfolio	4,619,888	—	—	4,619,888
Arktos Master Portfolio	3,110,808	—	—	3,110,808
Juno Master Portfolio	268,982	—	—	268,982

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

The tax character of distributable earnings/(accumulated losses) at March 31, 2003 was a follows:

		Undistributed
	Undistributed	Realized Gain/	Net Unrealized	Capital
	Ordinary	(Accumulated	Appreciation/	Loss
Fund	Income	Loss)	(Depreciation)	Carryforward

Nova Fund	$59,012	$(9,494,144)	$(97,936,262)	$9,494,144	[1]
Ursa Fund	13,674,228	2,861,109	(13,489,393)	—
OTC Fund	—	(685,704,575)	(127,616,112)	685,704,575	[2]
Arktos Fund	—	—	(56,393,825)	—
Medius Fund	—	(8,321,532)	(3,241,011)	8,321,532	[1]
Mekros Fund	—	(10,992,577)	(4,194,875)	10,992,577	[1]
U.S. Government
Bond Fund	187,679	(6,781,083)	(1,883,559)	6,781,083	[2]
Juno Fund	—	(180,122)	(10,029,743)	180,122	[1]
Large-Cap Europe Fund	—	29,491	—	—
Large-Cap Japan Fund	—	(361,164)	—	361,164	[2]
U.S. Government Money
Market Fund	15,896	(466,240)	—	466,240	[2]
Nova Master Portfolio	852	(275,809,645)	(7,056,521)	275,809,645	[2]
Ursa Master Portfolio	—	(372,176,624)	(974,193)	372,176,624	[2]
Arktos Master Portfolio	—	(118,048,050)	(349,178)	118,048,050	[2]
Juno Master Portfolio	—	(10,450,320)	(6,410,099)	10,450,320	[2]

Differences between total distributable earnings (accumulated losses) on a tax basis and on a book basis are due to post-October losses, wash sales, and dividends payable.

All amounts expire on March 31st of the year indicated unless otherwise noted.

1	Expires in 2011
2	OTC Fund: $383,452,643 expires in 2010, $302,251,932 expires in 2011
U.S. Government Bond Fund: $4,709,127 expires in 2008, $378,399 expires in 2010, $1,693,557 expires in 2011
Large-Cap Japan Fund: $19,552 expires in 2009, $341,612 expires in 2011
U.S. Government Money Market Fund: $342,237 expires in 2008, $124,003 expires in 2009
Nova Master Portfolio: $68,501,609 expires in 2008, $100,261,487 expires 7/31/09, $41,531,696 expires in 2010, $65,514,853 expires in 2011
Ursa Master Portfolio: $42,864,695 expires in 2005, $102,945,587 expires in 2006, $102,218,150 expires in 2007, $124,148,192 expires in 2008
Arktos Master Portfolio: $57,832,849 expires in 2008, $60,215,201 expires in 2009
Juno Master Portfolio: $1,407,527 expires in 2004, $106,438 expires in 2005, $2,486,456 expires in 2006, $1,206,560 expires in 2007,
$1,582,486 expires in 2009, $3,660,853 expires in 2011

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

Tax Basis Unrealized Gain (Loss) on Investments and Distributions

At March 31, 2003, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Loss

Nova Fund	$268,729,222	$—	$(97,936,262)	$(97,936,262)
Ursa Fund	542,551,884	—	(13,489,393)	(13,489,393)
OTC Fund	830,097,374	—	(127,616,112)	(127,616,112)
Arktos Fund	205,540,673	—	(56,393,825)	(56,393,825)
Medius Fund	21,341,572	—	(3,241,011)	(3,241,011)
Mekros Fund	55,986,397	—	(4,194,875)	(4,194,875)
U.S. Government
Bond Fund	55,676,301	—	(1,883,559)	(1,883,559)
Juno Fund	199,998,077	—	(10,029,743)	(10,029,743)
Large-Cap Europe Fund	3,999,200	—	—	—
Large-Cap Japan Fund	1,999,633	—	—	—
U.S. Government Money
Market Fund	1,627,317,149	—	—	—
Nova Master Portfolio	178,619,007	668,855	(7,725,376)	(7,056,521)
Ursa Master Portfolio	502,841,677	—	(974,193)	(974,193)
Arktos Master Portfolio	157,217,371	—	(349,178)	(349,178)
Juno Master Portfolio	404,469,092	—	(6,410,099)	(6,410,099)

8. Share Transactions

The Trust is authorized to distribute an unlimited number of shares.Transactions in shares for the year ended March 31, 2003 were:

Investor Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund

Shares Purchased	83,857,036	222,974,131	247,268,777	28,728,910
Purchased through Dividend
Reinvestment	—	212,405	—	111,034

Total Purchased	83,857,036	223,186,536	247,268,777	28,839,944
Shares Redeemed	(84,123,194)	(207,588,037)	(231,234,240)	(28,492,265)

Net Shares Purchased
(Redeemed)	(266,158)	15,598,499	16,034,537	347,679

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

			U.S.
	U.S.		Government
	Government	Juno	Money
	Bond Fund	Fund	Market Fund

Shares Purchased	162,319,402	137,819,143	24,111,170,364
Purchased through Dividend
Reinvestment	188,040	7,556	8,020,358

Total Purchased	162,507,442	137,826,699	24,119,190,722
Shares Redeemed	(159,368,511)	(135,422,806)	(23,879,948,615)

Net Shares Purchased	3,138,931	2,403,893	239,242,107

Advisor Class:
	Nova	Ursa	OTC
	Fund	Fund	Fund

Shares Purchased	29,792,440	26,350,006	81,322,305
Purchased through Dividend
Reinvestment	—	6,853	—

Total Purchased	29,792,440	26,356,859	81,322,305
Shares Redeemed	(30,368,140)	(23,921,007)	(77,014,920)

Net Shares Purchased
(Redeemed)	(575,700)	2,435,852	4,307,385

	U.S.
	Government
	Money
	Market Fund

Shares Purchased	5,729,683,870
Purchased through Dividend
Reinvestment	1,040,724

Total Purchased	5,730,724,594
Shares Redeemed	(5,914,567,833)

Net Shares Redeemed	(183,843,239)

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

H Class:
	Medius	Mekros	Large-Cap	Large-Cap
	Fund	Fund	Europe Fund	Japan Fund

Shares Purchased	93,819,644	115,322,173	37,130,484	39,736,495
Purchased through Dividend
Reinvestment	9,265	11,733	—	—

Total Purchased	93,828,909	115,333,906	37,130,484	39,736,495
Shares Redeemed	(97,371,579)	(118,163,700)	(37,288,995)	(41,941,104)

Net Shares Redeemed	(3,542,670)	(2,829,794)	(158,511)	(2,204,609)

C Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund

Shares Purchased	11,268,899	16,643,783	11,462,178	2,077,755
Purchased through Dividend
Reinvestment	—	5,170	—	1,928

Total Purchased	11,268,899	16,648,953	11,462,178	2,079,683
Shares Redeemed	(10,847,905)	(15,955,243)	(10,601,971)	(2,069,791)

Net Shares Purchased	420,994	693,710	860,207	9,892

			U.S.
	Medius	Mekros	Government	Juno
	Fund	Fund	Bond Fund	Fund

Shares Purchased	6,276,724	15,463,918	2,371,414	9,481,230
Purchased through Dividend
Reinvestment	1,123	663	3,299	994

Total Purchased	6,277,847	15,464,581	2,374,713	9,482,224
Shares Redeemed	(5,990,604)	(15,320,356)	(2,200,459)	(6,662,145)

Net Shares Purchased	287,243	144,225	174,254	2,820,079

			U.S.
			Government
	Large-Cap	Large-Cap	Money
	Europe Fund	Japan Fund	Market Fund

Shares Purchased	2,342,639	653,824	2,555,257,130
Purchased through Dividend
Reinvestment	—	—	80,795

Total Purchased	2,342,639	653,824	2,555,337,925
Shares Redeemed	(2,149,285)	(653,699)	(2,401,512,601)

Net Shares Purchased	193,354	125	153,825,324

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

Institutional Class:
U.S.
Government
Money
Market Fund

Shares Purchased	70,000,000
Purchased through Dividend
Reinvestment	63,341

Total Purchased	70,063,341
Shares Redeemed	(10,055,171)

Net Shares Purchased	60,008,170

Transactions in shares for the period ended March 31, 2002 were:

Investor Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund

Shares Purchased	53,147,311	138,465,884	172,745,458	28,052,748
Purchased through Dividend
Reinvestment	18,020	77,888	—	25,529

Total Purchased	53,165,331	138,543,772	172,745,458	28,078,277
Shares Redeemed	(53,832,665)	(139,400,414)	(188,907,194)	(26,761,028)

Net Shares Purchased
(Redeemed)	(667,334)	(856,642)	(16,161,736)	1,317,249

			U.S.
	U.S.		Government
	Government	Juno	Money
	Bond Fund	Fund	Market Fund

Shares Purchased	57,714,051	81,633,543	19,898,018,513
Purchased through Dividend
Reinvestment	176,342	—	20,113,207

Total Purchased	57,890,393	81,633,543	19,918,131,720
Shares Redeemed	(64,552,778)	(74,401,464)	(19,886,982,563)

Net Shares Purchased
(Redeemed)	(6,662,385)	7,232,079	31,149,157

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

Advisor Class:
				U.S.
				Government
	Nova	Ursa	OTC	Money
	Fund	Fund	Fund	Market Fund

Shares Purchased	15,230,936	15,676,776	22,638,166	7,806,116,037
Purchased through Dividend
Reinvestment	3,762	3,291	—	7,622,995

Total Purchased	15,234,698	15,680,067	22,638,166	7,813,739,032
Shares Redeemed	(14,310,345)	(15,270,621)	(23,883,483)	(7,894,183,817)

Net Shares Purchased
(Redeemed)	924,353	409,446	(1,245,317)	(80,444,785)

H Class:
			Large-Cap	Large-Cap
	Medius	Mekros	Europe	Japan
	Fund	Fund	Fund	Fund

Shares Purchased	37,861,117	144,467,886	19,084,730	19,934,285
Purchased through Dividend
Reinvestment	—	—	—	—

Total Purchased	37,861,117	144,467,886	19,084,730	19,934,285
Shares Redeemed	(33,406,268)	(140,993,430)	(19,013,984)	(18,428,031)

Net Shares Purchased	4,454,849	3,474,456	70,746	1,506,254

C Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund

Shares Purchased	2,835,095	6,016,561	2,144,994	352,455
Purchased through Dividend
Reinvestment	430	155	—	112

Total Purchased	2,835,525	6,016,716	2,144,994	352,567
Shares Redeemed	(2,430,116)	(5,343,171)	(1,794,212)	(290,675)

Net Shares Purchased	405,409	673,545	350,782	61,892

			U.S.
			Government
	Medius	Mekros	Bond	Juno
	Fund	Fund	Fund	Fund

Shares Purchased	713,966	2,431,504	335,907	1,173,339
Purchased through Dividend
Reinvestment	—	—	920	—

Total Purchased	713,966	2,431,504	336,827	1,173,339
Shares Redeemed	(647,252)	(1,514,427)	(313,941)	(1,470,669)

Net Shares Purchased
(Redeemed)	66,714	917,077	22,886	(297,330)

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

			U.S.
	Large-Cap	Large-Cap	Government
	Europe	Japan	Money
	Fund	Fund	Market Fund

Shares Purchased	12,532	8,604	475,639,261
Purchased through Dividend
Reinvestment	—	—	612,365

Total Purchased	12,532	8,604	476,251,626
Shares Redeemed	(4,894)	(7,288)	(465,846,148)

Net Shares Purchased	7,638	1,316	10,405,478

Transactions in dollars for the period ended March 31, 2003 were:

Investor Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund

Shares Purchased	$1,550,454,716	$2,830,116,550	$1,802,548,833	$1,170,064,405
Purchased through Dividend
Reinvestment	—	2,695,421	—	4,404,716

Total Purchased	1,550,454,716	2,832,811,971	1,802,548,833	1,174,469,121
Shares Redeemed	(1,556,893,272)	(2,638,186,951)	(1,687,027,469)	(1,146,919,802)

Net Change	$(6,438,556)	$194,625,020	$115,521,364	$27,549,319

	U.S.		U.S.
	Government		Government
	Bond	Juno	Money
	Fund	Fund	Market Fund

Shares Purchased	$1,671,834,178	$1,251,087,583	$24,111,170,705
Purchased through Dividend
Reinvestment	1,941,577	56,144	8,020,358

Total Purchased	1,673,775,755	1,251,143,727	24,119,191,063
Shares Redeemed	(1,637,318,037)	(1,144,688,438)	(23,879,948,617)

Net Change	$36,457,718	$106,455,289	$239,242,446

Advisor Class:
	Nova	Ursa	OTC
	Fund	Fund	Fund

Shares Purchased	$535,977,096	$330,276,923	$566,145,734
Purchased through Dividend
Reinvestment	—	84,699	—

Total Purchased	535,977,096	330,361,622	566,145,734
Shares Redeemed	(545,080,007)	(297,274,153)	(532,874,518)

Net Change	$(9,102,911)	$33,087,469	$33,271,216

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

	U.S.
	Government
	Money
	Market Fund
	——–––––———
Shares Purchased	$5,729,683,870
Purchased through Dividend
Reinvestment	1,040,724
	——–––––———
Total Purchased	5,730,724,594
Shares Redeemed	(5,914,567,833)
	——–––––———
Net Change	$(183,843,239)
	——–––––———

H Class:

			Large-Cap	Large-Cap
	Medius	Mekros	Europe	Japan
	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———
Shares Purchased	$1,945,416,153	$1,940,304,439	$444,767,939	$323,446,400
Purchased through Dividend
Reinvestment	163,432	170,244	—	—
	——–––———	——–––———	——–––———	——–––———
Total Purchased	1,945,579,585	1,940,474,683	444,767,939	323,446,400
Shares Redeemed	(2,022,196,977)	(1,992,763,899)	(441,951,114)	(337,144,368)
	——–––———	——–––———	——–––———	——–––———
Net Change	$(76,617,392)	$(52,289,216)	$2,816,825	$(13,697,968)
	——–––———	——–––———	——–––———	——–––———

C Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———
Shares Purchased	$199,531,214	$207,245,885	$80,542,738	$82,697,464
Purchased through Dividend
Reinvestment	—	64,474	—	74,919
	——–––———	——–––———	——–––———	——–––———
Total Purchased	199,531,214	207,310,359	80,542,738	82,772,383
Shares Redeemed	(190,906,083)	(197,104,992)	(74,793,804)	(81,654,290)
	——–––———	——–––———	——–––———	——–––———
Net Change	$8,625,131	$10,205,367	$5,748,934	$1,118,093
	——–––———	——–––———	——–––———	——–––———

			U.S.
			Government
	Medius	Mekros	Bond	Juno
	Fund	Fund	Fund	Fund
	——–––———	——–––———	——–––———	——–––———
Shares Purchased	$118,906,006	$231,755,936	$25,084,987	$109,619,631
Purchased through Dividend
Reinvestment	19,612	9,480	35,384	7,287
	——–––———	——–––———	——–––———	——–––———
Total Purchased	118,925,618	231,765,416	25,120,371	109,626,918
Shares Redeemed	(112,097,599)	(234,108,252)	(23,220,202)	(48,058,380)
	——–––———	——–––———	——–––———	——–––———
Net Change	$6,828,019	$(2,342,836)	$1,900,169	$61,568,538
	——–––———	——–––———	——–––———	——–––———

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

			U.S.
	Large-Cap	Large-Cap	Government
	Europe	Japan	Money
	Fund	Fund	Market Fund
	——–––––———	——–––––———	——–––––———
Shares Purchased	$26,738,406	$5,902,412	$2,555,257,130
Purchased through Dividend
Reinvestment	—	—	80,795
	——–––———	——–———	——–––––———
Total Purchased	26,738,406	5,902,412	2,555,337,925
Shares Redeemed	(24,610,760)	(5,745,360)	(2,401,512,601)
	——–––———	——–———	——–––––———
Net Change	$2,127,646	$157,052	$153,825,324
	——–––———	——––––——	——–––––———
Institutional Class:
U.S.
Government
Money
Market Fund
——–––––———
Shares Purchased	$70,000,000
Purchased through Dividend
Reinvestment	63,341
——––––––——
Total Purchased	70,063,341
Shares Redeemed	(10,055,171)
——––––––——
Net Change	$60,008,170
——–––––——

Transactions in dollars for the period ended March 31, 2002 were:

Investor Class:

	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund
	——–––––———	——–––––———	——–––––———	——–––––———
Shares Purchased	$1,332,793,252	$1,465,189,474	$1,934,886,728	$903,594,188
Purchased through Dividend
Reinvestment	457,708	810,811	—	766,387
	——–––––———	——–––––———	——–––––———	—–––––––———
Total Purchased	1,333,250,960	1,466,000,285	1,934,886,728	904,360,575
Shares Redeemed	(1,341,199,555)	(1,468,298,786)	(2,091,903,641)	(858,824,126)
	——–––––———	——–––––———	——–––––———	—–––––––———
Net Change	$(7,948,595)	$(2,298,501)	$(157,016,913)	$45,536,449
	——–––––———	——–––––———	——–––––———	——–––––———
			U.S.
	U.S.		Government
	Government	Juno	Money
	Bond Fund	Fund	Market Fund
	——–––––———	——–––––———	———–––––———
Shares Purchased	$559,291,121	$229,772,405	$19,898,018,513
Purchased through Dividend
Reinvestment	1,714,010	—	20,113,207
	——–––––———	——–––––———	———–––––———
Total Purchased	561,005,131	229,772,405	19,918,131,720
Shares Redeemed	(624,171,757)	(209,816,777)	(19,886,982,563)
	——–––––———	——–––––———	———–––––———
Net Change	$(63,166,626)	$19,955,628	$31,149,157
	——–––––———	——–––––———	———–––––———

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

Advisor Class:
				U.S.
				Government
	Nova	Ursa	OTC	Money
	Fund	Fund	Fund	Market Fund
	——–––––———	——–––––———	——–––––———	——–––––———
Shares Purchased	$374,592,229	$161,807,621	$251,533,610	$7,806,116,038
Purchased through Dividend
Reinvestment	94,056	33,567	—	7,622,995
	——––––———	——––––———	——––––———	———––––———
Total Purchased	374,686,285	161,841,188	251,533,610	7,813,739,033
Shares Redeemed	(349,682,229)	(156,938,944)	(263,416,080)	(7,894,183,817)
	——––––———	——––––———	——––––———	———––––———
Net Change	$25,004,056	$4,902,244	$(11,882,470)	$(80,444,784)
	——–––———	——–––———	——–––———	—––—–––———
H Class:
			Large-Cap	Large-Cap
	Medius	Mekros	Europe	Japan
	Fund	Fund	Fund	Fund
	——–––––———	——–––––———	——–––––———	——–––––———
Shares Purchased	$906,421,890	$3,030,863,791	$303,386,440	$208,489,852
Purchased through Dividend
Reinvestment	—	—	—	—
	——–––––———	——––––––———	——–––––———	——–––––———
Total Purchased	906,421,890	3,030,863,791	303,386,440	208,489,852
Shares Redeemed	(795,010,354)	(2,947,285,576)	(300,924,005)	(195,850,164)
	——–––––———	——––––––———	——–––––———	——–––––———
Net Change	$111,411,536	$83,578,215	$2,462,435	$12,639,688
	——–––––———	——––––––———	——–––––———	——–––––———

C Class:
	Nova	Ursa	OTC	Arktos
	Fund	Fund	Fund	Fund
	——–––––———	——–––––———	——–––––———	——–––––———
Shares Purchased	$70,357,183	$63,247,587	$22,332,118	$11,328,519
Purchased through Dividend
Reinvestment	10,853	1,603	—	3,324
	——–––––———	——––––––———	——–––––———	——–––––———
Total Purchased	70,368,036	63,249,190	22,332,118	11,331,843
Shares Redeemed	(59,837,789)	(56,162,837)	(18,334,630)	(9,323,194)
	——–––––———	——––––––———	——–––––———	——–––––———
Net Change	$10,530,247	$7,086,353	$3,997,488	$2,008,649
	——–––––———	——––––––———	——–––––———	——–––––———

			U.S.
			Government
	Medius	Mekros	Bond	Juno
	Fund	Fund	Fund	Fund
	——–––––———	——–––––———	——–––––———	——–––––———
Shares Purchased	$17,117,782	$51,476,044	$3,260,148	$3,353,687
Purchased through Dividend
Reinvestment	—	—	8,866	—
	——–––––———	——––––––———	——–––––———	——–––––———
Total Purchased	17,117,782	51,476,044	3,269,014	3,353,687
Shares Redeemed	(15,540,273)	(31,133,597)	(3,040,129)	(4,207,788)
	——–––––———	——––––––———	——–––––———	——–––––———
Net Change	$1,577,509	$20,342,447	$228,885	$(854,101)
	——–––––———	——––––––———	——–––––———	——–––––———

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

				U.S.
	Large-Cap		Large-Cap	Government
		Europe	Japan	Money
		Fund	Fund	Market Fund
	——–––––———		——–––––———	——–––––———
Shares Purchased		$195,263	$77,054	$475,764,801
Purchased through Dividend
Reinvestment		—	—	486,826
	——–––––———		——––––––———	——–––––———
Total Purchased		195,263	77,054	476,251,627
Shares Redeemed		(74,625)	(67,209)	(465,846,149)
	——–––––———		——––––––———	——–––––———
Net Change		$120,638	$9,845	$10,405,478
	——–––––———		——––––––———	——–––––———

9. Net Assets
At March 31, 2003, net assets consisted of:
		Nova		Ursa
	Nova	Master	Ursa	Master	OTC
	Fund	Portfolio	Fund	Portfolio	Fund
	——–––––——	——–––––——	——–––––——	——–––––——	——–––––——
Paid-In-Capital	$311,720,332	$470,802,945	$525,779,629	$901,239,114	$1,632,998,863
Undistributed Net
Investment Income (Loss)	59,012	852	(2,071,516)	—	—
Accumulated Net Realized
Loss on Investments,
Equity Index Swaps, and
Futures Contracts	(138,298,253)	(309,975,490)	(5,910,089)	(368,201,394)	(1,070,660,020)
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, and Futures
Contracts	(2,772,589)	9,964,653	11,027,549	(3,975,229)	143,830,064
	——––––––——	——––––––——	——––––––——	——––––––——	——–––––––––——
Net Assets	$170,708,502	$170,792,960	$528,825,573	$529,062,491	$706,168,907
	——–––––——	——–––––——	——––––––——	——–––––——	——–––––––——

		Arktos			U.S.
	Arktos	Master	Medius	Mekros	Government
	Fund	Portfolio	Fund	Fund	Bond Fund
	——–––––——	——–––––——	——–––––——	——–––––——	——–––––——
Paid-In-Capital	$211,021,430	$282,208,156	$33,819,471	$62,672,621	$62,016,090
Undistributed Net
Investment Income (Loss)	—	5,398,885	(19,507)	(248,741)	181,492
Accumulated Net Realized
Gain (Loss) on Investments,
Equity Index Swaps, and
Futures Contracts	(57,666,951)	(133,187,456)	(14,233,249)	(17,907,122)	(11,687,117)
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swap, and Futures
Contracts	(4,265,806)	(5,272,737)	677,507	1,113,939	3,022,475
	——–––––——	——–––––——	——–––––——	——–––––——	——–––––——
Net Assets	$149,088,673	$149,146,848	$20,244,222	$45,630,697	$53,532,940
	——–––––——	——–––––——	——–––––——	——–––––——	——–––––——

ANNUAL REPORT

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (continued)

					U.S
					Government
		Juno	Large-Cap	Large-Cap	Money
Juno		Master	Europe	Japan	Market
Fund		Portfolio	Fund	Fund	Fund

Paid-In-Capital	$200,319,206	$205,380,097	$6,625,744	$3,199,857	$1,668,408,367
Undistributed Net
Investment Income (Loss)	—	—	(119,481)	43,837	—
Accumulated Net Realized
Loss on Investments
Equity Index Swaps, and
Futures Contracts	(11,017,941)	(16,851,764)	27,678	(507,808)	(466,240)
Net Unrealized Appreciation
(Depreciation) on
Investments, Equity Index
Swaps, and Futures
Contracts	625,972	1,440,001	121,294	(44,005)	—

Net Assets	$189,927,237	$189,968,334	$6,655,235	$2,691,881	$1,667,942,127

10. Portfolio Securities Loaned

The Trust lends its securities to approved brokers to earn additional income.Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust’s collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust’s securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At March 31, 2003, the pooled cash collateral investments consisted of repurchase agreements (69.30%), commercial paper (17.50%), fixed income notes (5.87%), and money market mutual funds (7.33%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day.The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At March 31, 2003 the following funds participated in securities lending and received cash collateral:

Fund	Cash Collateral	Value of Securities Loaned
——––––––––———	——–––––—–––——	——––––––————————–—
U.S. Government Money Market Fund	$140,000,000	$139,652,000
OTC Fund	283,037,211	264,882,690

N O T E S    T O    F I N A N C I A L    S TAT E M E N T S (concluded)

11. Line of Credit

The Trust has a secured $50,000,000 line of credit with U.S. Bank. Borrowings, if any, under this arrangement bear interest at U.S. Bank’s prime rate, minus 2%. This line of credit expires on June 1, 2003. As of March 31, 2003, the Trust did not have any outstanding borrowings under this agreement.

12. Juno Reverse Stock Split

Effective February 10, 2003, the Juno Fund, Investor Class shares and C Class shares, underwent a 1-for-3 reverse split.The effect of this transaction was to divide the number of outstanding shares in this Fund by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of this transaction.

13. Subsequent Events

Effective April 21, 2003, the Large-Cap Japan Fund, H Class shares and C Class shares, underwent a 1-for-3 reverse split.The effect of this transaction was to divide the number of outstanding shares in this Fund by three, while multiplying the net asset value per share by three.

There was no change in the aggregate market value of the outstanding shares as a result of these transactions.

ANNUAL REPORT

I N D E P E N D E N T   &   AU D I T O R S ’   &   R E P O RT

The Shareholders and Board of Trustees, Rydex Series Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio (collectively the “Funds”), comprising fifteen of the thirty-four Funds and Portfolios of the Rydex Series Funds as of March 31, 2003, and the related statements of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for each of the periods presented.These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nova Fund, Ursa Fund, OTC Fund, Arktos Fund, Medius Fund, Mekros Fund, U.S. Government Bond Fund, Juno Fund, Large-Cap Europe Fund, Large-Cap Japan Fund, U.S. Government Money Market Fund, Nova Master Portfolio, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio of the Rydex Series Funds as of March 31, 2003, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

NewYork, NewYork

May 16, 2003

U N AU D I T E D    TA X    I N F O R M AT I O N

Of the ordinary income distributions paid during the year for Ursa Fund, Arktos Fund, Medius Fund, and Nova Master Portfolio, 14.73%, 53.32%, 100%, and 100%, respectively, qualifies for the dividends received deduction for corporations.

Of the ordinary income distributions paid during the year for U.S. Government Bond Fund, U.S. Government Money Market Fund, Ursa Master Portfolio, Arktos Master Portfolio, and Juno Master Portfolio, 98.55%, 31.10%, 20.55%, 0.84% and 3.68%, respectively, was attributable to Federal obligations. In calculating the foregoing percentage, Fund expenses have been allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax.We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Mekros Fund distributed long-term capital gains of $183,548 on December 13, 2002, to shareholders of record on December 12, 2002. In addition, Arktos Fund and Ursa Fund shareholders redeemed $1,228,574,092 and $3,132,566,096 of shares, respectively, during the fiscal year. Of these proceeds, $1,400,910 represents long-term capital gains from Arktos Fund, and $96,488,623 from Ursa Fund.

This notification is to meet certain Internal Revenue Service requirements.

ANNUAL REPORT

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U N AU D I T E D    I N F O R M AT I O N    O N    B OA R D    O F    T RU S T E E S

Each Trust is served by a separate Board of Trustees composed of six members.The membership of each Board is the same.There is no stated term of service, and Trustees continue to serve after election until resignation.

	Positions Held	Length of Service
Name, Age, and Address	With Fund	As Trustee (Year Began)
——––————————––—	——––——–——	——––——————–———
Albert P.Viragh, Jr. (61)*	Chairman of the Board;	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500	President of Rydex	Rydex Variable Trust – 1998
Rockville, MD 20850	Series Funds	Rydex Dynamic Funds – 1999

Corey A. Colehour (57)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

J. Kenneth Dalton (62)	Trustee	Rydex Series Funds – 1995
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

John O. Demaret (62)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Patrick T. McCarville (60)	Trustee	Rydex Series Funds – 1997
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

Roger Somers (58)	Trustee	Rydex Series Funds – 1993
9601 Blackwell Rd., Suite 500		Rydex Variable Trust – 1998
Rockville, MD 20850		Rydex Dynamic Funds – 1999

*This trustee is deemed to be an “interested person” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

ANNUAL REPORT

U N AU D I T E D   I N F O R M AT I O N

O N   B OA R D   O F   T RU S T E E S  (concluded)

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information about Fund Trustees and can be obtained without charge by calling (800) 820-0888.

	Number of Portfolios
Principal Occupations	in Fund Complex
During Past 5 Years	Overseen	Other Directorships
——––———————–––—	——––——————–——	——––——–——–———
Chairman of the Board of Directors,
President, and Treasurer:
Rydex Fund Services, Inc.	73	None
Rydex Global Advisors, Inc.
Rydex Distributors, Inc.

Senior Vice President of Marketing/
Co-Owner	73	None
Schield Management Company

Mortgage Banking Consultant and Investor
The Dalton Group	73	None

Retired	73	None

Founder and Chief Executive Officer
Par Industries, Inc.	73	None

Owner
Arrow Limousine	73	None

ANNUAL REPORT

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